FINANCIAL STATEMENTS

Variable Annuity Account A

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and

Annuity Company of New York and Contract Owners of Variable

Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2025, and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2025

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2025

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2025

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2025

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2025

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2025

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2025

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2025

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2025

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025

American Funds IS® International	For each of the two years in the period ended December 31, 2025

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2025

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2025

American Funds IS® New World	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2025

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2025

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2025

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2025

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2025

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2025

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2025

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2025

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. International Growth Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2025

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2025

LVIP American Century International	For each of the two years in the period ended December 31, 2025

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Value	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2025

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2025

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2025

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2025

MFS® VIT Research	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2025

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Growth Series	For each of the two years in the period ended December 31, 2025

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025

Nomura VIP Asset Strategy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Balanced Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Energy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Global Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP High Income Series	For each of the two years in the period ended December 31, 2025

Nomura VIP International Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Mid Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Natural Resources Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Science and Technology Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Small Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Smid Cap Core Series	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2025

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF Banking	For each of the two years in the period ended December 31, 2025

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2025

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2025

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2025

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2025

Rydex VIF Internet	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2025

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Nova	For each of the two years in the period ended December 31, 2025

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2025

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2025

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Technology	For each of the two years in the period ended December 31, 2025

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2025

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2025

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2025

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2025

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2025

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2025

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2025

Vanguard® VIF International	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2025

Victory Pioneer Bond VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Equity Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Strategic Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2025

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2025

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

Variable Annuity Account A

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	—	$—	$—	$—	$—	—	$14.61	$18.67
AB VPS Relative Value Portfolio	1,371	40,468	42,291	—	42,291	2,237	18.91	18.91
AFIS Capital World Growth and Income	8,031	116,402	143,354	—	143,354	7,710	16.80	18.94
AFIS U.S. Government Securities	88,403	1,020,026	861,047	—	861,047	118,187	7.14	8.05
AFIS Washington Mutual Investors	72,356	1,005,968	1,269,847	—	1,269,847	61,214	20.12	22.70
Alger Capital Appreciation (b)	4,552	380,011	505,456	—	505,456	11,628	41.71	55.51
Alger Large Cap Growth	624	55,666	64,371	—	64,371	3,459	18.15	18.82
Allspring Opportunity VT	5,214	125,796	133,996	—	133,996	4,962	26.97	26.97
Allspring VT Discovery All Cap Growth Fund	5,888	149,507	122,816	—	122,816	4,803	25.57	25.57
ALPS/Alerian Energy Infrastructure	3,521	44,090	44,256	—	44,256	3,696	11.93	13.64
American Funds IS® Asset Allocation	25,633	619,578	686,205	—	686,205	42,518	15.65	17.65
American Funds IS® Capital World Bond	10,076	116,608	100,052	—	100,052	14,628	6.14	6.92
American Funds IS® Global Growth	10,468	332,493	393,060	—	393,060	18,582	20.43	23.05
American Funds IS® Global Small Capitalization	1,208	27,882	22,921	—	22,921	1,822	11.91	13.44
American Funds IS® Growth	13,825	1,699,646	1,857,877	—	1,857,877	48,302	35.32	39.84
American Funds IS® Growth-Income	7,362	387,317	476,829	—	476,829	19,515	23.64	26.66
American Funds IS® International	2,540	50,109	55,458	—	55,458	4,964	10.56	11.91
American Funds IS® International Growth and Income	28,799	308,395	370,641	—	370,641	30,397	10.93	12.33
American Funds IS® Mortgage	—	—	—	—	—	—	7.16	7.16
American Funds IS® New World	5,639	141,748	178,821	—	178,821	13,791	12.66	14.28
BlackRock Advantage Large Cap Core V.I.	1,548	39,493	41,138	—	41,138	1,499	27.45	27.45
BlackRock Basic Value V.I.	1,759	23,988	24,060	—	24,060	1,349	17.85	17.85
BlackRock Equity Dividend V.I.	26,975	293,355	309,134	—	309,134	15,498	19.29	25.41
BlackRock Global Allocation V.I.	8,978	125,401	119,765	—	119,765	9,541	12.57	12.57
BlackRock High Yield V.I.	71,513	509,234	503,455	2,685	506,140	44,042	10.83	12.36
BlackRock Large Cap Focus Growth V.I.	3,008	55,928	62,839	—	62,839	1,818	34.55	34.55
BNY Mellon IP Small Cap Stock Index	5,619	100,978	101,195	—	101,195	5,335	16.22	20.99
BNY Mellon IP Technology Growth	16,893	290,935	295,463	—	295,463	7,892	37.25	43.89
BNY Mellon VIF Appreciation	362	12,508	11,837	—	11,837	547	21.66	21.66
Dimensional VA Global Moderate Allocation	—	—	—	—	—	—	12.99	12.99
Dimensional VA International Small Portfolio	20,401	243,217	301,532	—	301,532	17,605	14.66	17.51
Dimensional VA International Value Portfolio	80,886	1,114,783	1,498,823	—	1,498,823	88,277	14.64	17.03
Dimensional VA Short-Term Fixed Portfolio	18,108	184,683	182,351	—	182,351	23,597	7.73	7.73
Dimensional VA U.S. Large Value Portfolio	10,030	268,094	350,158	—	350,158	16,949	17.84	23.46
Dimensional VA U.S. Targeted Value Portfolio	31,045	682,998	691,690	—	691,690	29,387	17.58	23.64
Donoghue Forlines Dividend VIT Fund	737	11,245	13,549	—	13,549	1,291	10.49	10.49
DWS Small Mid Cap Value VIP	—	—	—	—	—	—	16.42	16.42
Eaton Vance VT Floating-Rate Income	28,828	254,108	241,290	—	241,290	23,466	9.15	10.32
Federated Hermes Fund for U.S. Government Securities II	17,028	177,184	158,529	—	158,529	23,750	6.50	8.01
Federated Hermes High Income Bond II	47,801	282,938	274,855	—	274,855	21,446	10.04	14.88
Fidelity® VIP Balanced	37,150	739,386	945,472	—	945,472	47,829	19.34	23.50
Fidelity® VIP Contrafund	35,991	1,599,806	2,046,443	—	2,046,443	60,161	30.58	44.51

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Disciplined Small Cap	4,435	$80,435	$89,544	$—	$89,544	4,531	$17.93	$24.70
Fidelity® VIP Emerging Markets	56,946	770,842	902,600	—	902,600	57,491	15.35	16.49
Fidelity® VIP Growth & Income	22,345	506,769	714,814	—	714,814	23,414	24.35	35.98
Fidelity® VIP Growth Opportunities	9,153	493,460	882,354	—	882,354	18,125	45.97	59.70
Fidelity® VIP High Income	8,505	41,176	39,206	—	39,206	3,900	9.80	11.07
Fidelity® VIP Index 500	2,978	1,197,337	1,936,039	—	1,936,039	63,189	28.17	34.04
Fidelity® VIP Investment Grade Bond	42,807	534,388	469,590	—	469,590	55,148	7.74	9.67
Fidelity® VIP Mid Cap	2,272	79,540	79,898	—	79,898	3,681	18.46	22.35
Fidelity® VIP Overseas	5,327	120,936	144,460	—	144,460	10,259	13.41	15.01
Fidelity® VIP Real Estate	3,588	66,978	62,511	—	62,511	5,153	10.25	13.97
Fidelity® VIP Strategic Income	18,636	207,095	206,297	—	206,297	22,336	9.17	10.63
Franklin DynaTech VIP	6,659	37,927	43,814	—	43,814	1,338	28.05	33.85
Franklin Growth and Income VIP Fund	58,892	527,284	432,859	—	432,859	19,211	19.83	26.83
Franklin Income VIP Fund	19,517	290,448	295,880	—	295,880	24,373	12.07	14.87
Franklin Large Cap Growth VIP Fund	21,517	437,953	385,807	—	385,807	15,284	25.24	33.06
Franklin Mutual Global Discovery VIP Fund	8,843	169,165	168,542	—	168,542	9,494	14.57	18.86
Franklin Mutual Shares VIP Fund	4,740	87,910	76,316	—	76,316	4,353	17.53	17.53
Franklin Rising Dividends VIP Fund	29,221	791,763	819,351	—	819,351	30,449	20.85	29.32
Franklin Small Cap Value VIP Fund	10,036	138,206	139,200	—	139,200	8,014	15.71	20.88
Franklin Small-Mid Cap Growth VIP Fund	22,857	361,864	327,082	—	327,082	16,307	17.75	41.88
Franklin Strategic Income VIP Fund	—	—	—	—	—	—	7.88	7.88
Franklin U.S. Government Securities VIP Fund	11,444	131,619	120,157	—	120,157	17,408	6.75	7.41
Goldman Sachs VIT International Equity Insights	1,036	8,651	10,837	—	10,837	724	12.93	14.89
Goldman Sachs VIT Mid Cap Growth Fund	84,155	1,032,101	823,882	—	823,882	31,245	20.45	27.23
Goldman Sachs VIT Mid Cap Value	13,913	230,935	230,128	—	230,128	13,010	16.46	21.74
Guggenheim VIF Floating Rate Strategies	6,693	170,215	157,349	—	157,349	16,939	9.17	10.34
Guggenheim VIF Global Managed Futures Strategy	3,504	58,191	58,931	—	58,931	10,684	5.19	7.38
Guggenheim VIF High Yield	1,133	31,482	28,023	—	28,023	2,763	10.14	10.14
Guggenheim VIF Multi-Hedge Strategies	626	15,145	14,689	—	14,689	2,104	5.18	7.23
Guggenheim VIF Total Return Bond	94,218	1,352,438	1,385,953	—	1,385,953	143,215	8.82	9.79
Invesco V.I. American Franchise Series I	1,511	101,154	122,380	—	122,380	5,194	23.45	23.45
Invesco V.I. American Value	1,096	18,170	19,464	—	19,464	990	19.66	19.66
Invesco V.I. Balanced-Risk Allocation	2,134	21,348	17,924	—	17,924	1,669	10.74	10.74
Invesco V.I. Comstock	214	4,585	4,552	—	4,552	232	19.62	19.62
Invesco V.I. Core Equity	2,716	87,428	97,137	—	97,137	3,828	25.38	25.38
Invesco V.I. Discovery Mid Cap Growth	81	5,489	5,106	—	5,106	275	18.57	18.57
Invesco V.I. Equally-Weighted S&P 500	12,211	333,633	334,575	—	334,575	27,710	11.71	12.15
Invesco V.I. Equity and Income	1,476	26,328	26,750	—	26,750	1,791	14.95	14.95
Invesco V.I. EVQ International Equity Fund	6,116	200,652	216,439	—	216,439	19,684	10.82	12.08
Invesco V.I. Global	3,265	124,986	118,535	—	118,535	5,735	18.96	23.48
Invesco V.I. Global Real Estate	1,265	20,010	17,459	—	17,459	1,728	10.07	10.07
Invesco V.I. Global Strategic Income	23,696	117,690	111,844	—	111,844	14,440	7.69	8.79
Invesco V.I. Government Securities	47	495	498	—	498	78	6.40	6.40

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Health Care	2,545	$66,429	$69,187	$—	$69,187	4,692	$14.71	$22.13
Invesco V.I. International Growth Fund (a)	58,192	130,701	120,457	—	120,457	9,787	10.44	13.19
Invesco V.I. Main Street Mid Cap Fund®	10,329	107,930	108,454	—	108,454	6,714	14.99	18.89
Invesco V.I. Main Street Small Cap Fund®	10,421	262,079	288,778	—	288,778	14,670	18.18	21.12
Invesco V.I. Small Cap Equity	2,508	42,939	44,719	—	44,719	2,941	15.21	15.21
Janus Henderson VIT Enterprise	4,092	274,237	300,160	—	300,160	11,431	24.30	32.64
Janus Henderson VIT Forty	5,531	273,835	286,905	—	286,905	8,060	35.59	35.59
Janus Henderson VIT Overseas	8,808	333,598	467,014	—	467,014	45,359	10.03	12.27
Janus Henderson VIT Research	1,893	73,316	115,933	—	115,933	2,905	32.79	42.97
Lord Abbett Series Bond-Debenture VC	33,445	393,036	354,855	—	354,855	35,398	9.82	12.10
Lord Abbett Series Developing Growth VC	3,192	104,835	106,694	—	106,694	5,273	18.36	25.41
Lord Abbett Series Growth and Income VC	3,112	115,684	130,576	—	130,576	6,801	19.20	19.20
Lord Abbett Series Growth Opportunities VC	1,991	23,094	22,118	—	22,118	1,032	19.27	23.12
LVIP American Century Disciplined Core Value	9,010	77,938	87,168	—	87,168	3,452	25.23	25.23
LVIP American Century Inflation Protection	5,248	54,625	47,423	—	47,423	6,076	7.81	7.81
LVIP American Century International	2,820	32,028	34,486	—	34,486	3,064	11.25	11.25
LVIP American Century Mid Cap Value (b)	27,971	582,429	542,491	—	542,491	23,486	16.78	23.30
LVIP American Century Value	5,740	63,188	74,254	—	74,254	3,554	17.62	24.75
LVIP JPMorgan Core Bond Fund	1,846	19,727	18,102	—	18,102	2,461	7.34	7.34
LVIP JPMorgan Small Cap Core Fund	2,659	57,308	57,470	—	57,470	3,704	15.51	15.51
LVIP JPMorgan US Equity Fund	461	19,767	22,285	—	22,285	769	28.97	28.97
MFS® VIT Global Tactical Allocation	—	—	—	—	—	—	10.06	11.35
MFS® VIT II Research International	3,271	54,218	66,301	—	66,301	5,705	11.60	11.60
MFS® VIT International Intrinsic Value	5,052	132,598	182,626	—	182,626	11,016	15.86	17.89
MFS® VIT New Discovery	5,172	61,157	62,575	—	62,575	3,306	16.18	20.46
MFS® VIT Research	1,900	54,250	56,690	—	56,690	2,445	23.18	23.18
MFS® VIT Total Return	1,515	34,302	34,306	—	34,306	2,542	13.49	13.49
MFS® VIT Total Return Bond	—	—	—	—	—	—	8.97	8.97
MFS® VIT Utilities	880	27,142	32,419	—	32,419	2,284	14.20	14.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	—	—	—	—	—	—	16.92	16.92
Morningstar Balanced ETF Asset Allocation Portfolio	70,745	772,476	795,886	—	795,886	63,010	12.52	14.46
Morningstar Conservative ETF Asset Allocation Portfolio	69,580	745,762	752,161	—	752,161	89,421	8.42	8.42
Morningstar Growth ETF Asset Allocation Portfolio	15,558	175,451	207,700	—	207,700	13,866	15.00	15.00
Morningstar Income and Growth ETF Asset Allocation Portfolio	4,500	44,374	46,850	—	46,850	4,206	10.35	11.96
NAA All Cap Value Series	4,782	151,237	142,509	—	142,509	7,053	17.46	32.91
NAA Large Cap Value Series	5,606	224,119	214,027	—	214,027	6,657	32.15	32.15
NAA Large Growth Series	3,849	80,807	86,841	—	86,841	2,141	38.55	45.19
NAA Mid Growth Series	551	26,756	27,355	—	27,355	654	41.82	41.82
NAA Small Cap Value Series	870	36,376	31,885	—	31,885	1,147	20.50	35.78
NAA Smid-Cap Value Series	806	56,600	49,492	—	49,492	1,461	32.86	37.16

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
NAA World Equity Income Series	3,517	$44,895	$52,926	$—	$52,926	2,708	$19.53	$19.53
Neuberger Berman AMT Quality Equity Portfolio (a)	9,842	283,781	420,831	—	420,831	19,994	17.77	30.52
Nomura VIP Asset Strategy Series (a)	64,356	553,090	643,564	—	643,564	52,223	12.32	12.32
Nomura VIP Balanced Series (a)	5,451	37,181	35,594	—	35,594	2,346	15.17	15.17
Nomura VIP Energy Series (a)	1,051	5,555	5,443	—	5,443	1,043	5.22	5.23
Nomura VIP Global Growth Series (a)	13,049	55,481	50,108	—	50,108	2,278	18.83	21.97
Nomura VIP Growth Series (a)	2,853	26,230	27,220	—	27,220	601	45.26	46.11
Nomura VIP High Income Series (a)	7,294	24,745	21,370	—	21,370	1,625	13.12	13.12
Nomura VIP International Core Equity Series (a)	2,436	41,402	47,348	—	47,348	3,747	12.63	12.63
Nomura VIP Limited+Term Bond Series (a)	—	—	—	—	—	—	7.29	8.09
Nomura VIP Mid Cap Growth Series (a)	11,842	115,689	91,418	—	91,418	4,489	18.08	22.86
Nomura VIP Natural Resources Series (a)	846	3,453	5,187	—	5,187	704	7.35	7.35
Nomura VIP Science And Technology Series (a)	4,804	130,606	156,907	—	156,907	3,406	34.63	51.29
Nomura VIP Small Cap Growth Series (a)	11,519	88,052	85,818	—	85,818	5,223	16.10	17.71
Nomura VIP Smid Cap Core Series (a)	267	3,747	3,610	—	3,610	220	16.43	16.43
PIMCO VIT All Asset	2,609	26,010	25,460	—	25,460	2,475	10.29	11.95
PIMCO VIT CommodityRealReturn Strategy	23,774	152,426	152,632	—	152,632	28,766	5.27	6.33
PIMCO VIT Emerging Markets Bond	25,599	298,231	292,343	—	292,343	26,444	9.36	11.19
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	598	7,027	5,956	—	5,956	593	10.05	10.05
PIMCO VIT High Yield	—	—	—	—	—	—	10.34	19.17
PIMCO VIT International Bond Portfolio (Unhedged)	8,095	70,576	60,873	—	60,873	9,573	5.97	6.49
PIMCO VIT Low Duration Administrative	14,397	138,020	140,806	—	140,806	19,792	7.11	7.11
PIMCO VIT Low Duration Advisor	28,948	293,460	283,116	—	283,116	39,637	6.98	7.65
PIMCO VIT Real Return Administrative	20,077	256,608	241,122	—	241,122	27,478	8.77	8.77
PIMCO VIT Real Return Advisor	13,732	163,957	164,920	—	164,920	19,427	7.71	8.88
PIMCO VIT Short-Term	64,996	667,487	671,407	—	671,407	80,960	7.67	8.58
PIMCO VIT Total Return Administrative	32,041	330,941	302,786	—	302,786	34,793	8.70	8.70
PIMCO VIT Total Return Advisor	50,349	525,176	475,797	—	475,797	59,944	7.60	8.72
Putnam VT Core Equity Fund	—	—	—	—	—	—	29.83	29.83
Putnam VT Large Cap Growth Fund	28,946	295,213	508,876	—	508,876	12,849	39.33	48.73
Putnam VT Large Cap Value	13,943	376,451	497,634	—	497,634	19,173	24.07	30.34
Putnam VT Small Cap Growth	16,757	354,307	361,104	—	361,104	15,691	18.88	23.62
Rydex VIF Banking	633	51,424	90,601	—	90,601	6,913	7.69	14.74
Rydex VIF Basic Materials	1,168	102,770	137,880	—	137,880	7,558	15.59	19.36
Rydex VIF Biotechnology	2,728	240,073	252,838	—	252,838	13,318	15.58	34.06
Rydex VIF Commodities Strategy	566	47,991	50,633	—	50,633	19,832	1.75	3.93
Rydex VIF Consumer Products	727	46,751	44,667	—	44,667	3,665	10.56	17.91
Rydex VIF Dow 2x Strategy (b)	392	56,309	106,369	—	106,369	2,676	39.69	46.82
Rydex VIF Electronics	1,334	155,858	285,876	—	285,876	12,287	23.23	23.23
Rydex VIF Energy	529	119,459	133,737	—	133,737	18,409	5.64	8.03

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Energy Services	53	$24,387	$16,164	$—	$16,164	8,674	$1.86	$1.86
Rydex VIF Europe 1.25x Strategy (b)	—	23	35	—	35	4	7.96	7.96
Rydex VIF Financial Services	254	24,338	31,569	—	31,569	2,874	11.00	11.00
Rydex VIF Government Long Bond 1.2x Strategy (b)	36	8,728	6,354	—	6,354	1,062	5.96	5.96
Rydex VIF Health Care	1,954	133,091	156,001	—	156,001	8,449	17.33	25.16
Rydex VIF Internet	1,597	154,726	177,388	—	177,388	9,256	16.81	33.34
Rydex VIF Inverse Government Long Bond Strategy	—	—	—	—	—	—	1.52	1.52
Rydex VIF Inverse Mid-Cap Strategy	—	—	—	—	—	—	0.29	0.53
Rydex VIF Inverse NASDAQ-100® Strategy	—	—	—	—	—	—	0.10	0.10
Rydex VIF Inverse Russell 2000® Strategy (b)	3	777	317	—	317	1,198	0.27	0.27
Rydex VIF Inverse S&P 500 Strategy (b)	28	4,695	2,529	—	2,529	5,023	0.51	0.51
Rydex VIF Japan 2x Strategy (b)	693	56,934	76,313	—	76,313	5,271	13.13	14.50
Rydex VIF Leisure	445	45,857	60,745	—	60,745	4,235	14.25	14.37
Rydex VIF Mid-Cap 1.5x Strategy (b)	298	74,192	73,409	—	73,409	3,472	20.16	34.56
Rydex VIF Money Market	4,891,224	4,891,223	4,891,224	—	4,891,224	925,455	4.44	6.54
Rydex VIF NASDAQ-100®	2,986	202,416	288,843	—	288,843	5,499	43.26	63.74
Rydex VIF NASDAQ-100® 2x Strategy (b)	84	11,891	18,772	—	18,772	141	120.70	164.91
Rydex VIF Nova (b)	177	21,592	45,451	—	45,451	1,172	34.00	40.29
Rydex VIF Precious Metals	3,219	108,784	312,512	—	312,512	14,256	21.50	22.94
Rydex VIF Real Estate	1,573	58,955	60,019	—	60,019	4,811	9.59	13.75
Rydex VIF Retailing	247	33,330	34,891	—	34,891	1,865	16.24	23.03
Rydex VIF Russell 2000® 1.5x Strategy (b)	3	223	219	—	219	11	20.54	20.54
Rydex VIF Russell 2000® 2x Strategy (b)	2	300	289	—	289	25	11.40	11.40
Rydex VIF S&P 500 2x Strategy (b)	591	146,330	357,584	—	357,584	6,050	47.23	59.29
Rydex VIF S&P 500 Pure Growth	3,243	170,946	180,938	—	180,938	7,869	20.09	24.61
Rydex VIF S&P 500 Pure Value	9,281	428,899	611,040	—	611,040	34,583	15.46	19.00
Rydex VIF S&P MidCap 400 Pure Growth	1,873	69,818	72,528	—	72,528	3,707	12.80	21.97
Rydex VIF S&P MidCap 400 Pure Value	3,781	167,885	182,225	—	182,225	9,480	16.51	21.84
Rydex VIF S&P SmallCap 600 Pure Growth	275	14,101	15,781	—	15,781	905	17.44	17.44
Rydex VIF S&P SmallCap 600 Pure Value	570	37,212	50,029	—	50,029	3,349	14.93	14.93
Rydex VIF Strengthening Dollar 2x Strategy (b)	29	1,492	1,236	—	1,236	304	4.07	4.07
Rydex VIF Technology	8,078	1,267,839	1,964,991	—	1,964,991	58,320	24.29	44.41
Rydex VIF Transportation	166	19,313	16,672	—	16,672	1,076	15.42	18.51
Rydex VIF Utilities	2,339	72,117	101,083	—	101,083	7,893	11.18	17.91
Rydex VIF Weakening Dollar 2x Strategy (b)	1	108	108	—	108	45	2.37	2.37
T. Rowe Price Blue Chip Growth	11,592	526,001	703,844	—	703,844	17,990	34.23	47.99
T. Rowe Price Equity Income	4,320	124,401	123,799	—	123,799	6,213	16.57	22.56
T. Rowe Price Health Sciences	4,597	217,768	248,389	—	248,389	9,817	22.83	39.68
T. Rowe Price Limited-Term Bond	21,728	102,558	102,775	—	102,775	13,683	7.16	7.73
Templeton Developing Markets VIP Fund	50,801	447,126	613,679	—	613,679	28,172	11.96	24.34
Templeton Foreign VIP Fund	13,869	192,400	224,962	—	224,962	18,740	9.64	16.99

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Templeton Global Bond VIP Fund	6,245	$96,548	$82,240	$—	$82,240	14,091	$5.68	$6.56
VanEck VIP Global Gold	30,230	561,375	735,790	—	735,790	30,025	24.28	24.54
VanEck VIP Global Resources	909	22,663	29,056	—	29,056	4,396	6.14	7.47
Vanguard® VIF Balanced	8,854	198,445	224,982	—	224,982	13,368	15.73	17.97
Vanguard® VIF Capital Growth	2,670	126,568	165,076	—	165,076	6,532	24.52	28.27
Vanguard® VIF Conservative Allocation	1,427	32,733	37,767	—	37,767	2,991	11.05	12.62
Vanguard® VIF Diversified Value	60,465	889,664	1,056,332	—	1,056,332	50,698	20.83	20.83
Vanguard® VIF Equity Income	35,418	799,840	928,668	—	928,668	50,343	18.01	20.57
Vanguard® VIF Equity Index	35,824	1,947,399	2,936,132	—	2,936,132	109,490	23.69	27.06
Vanguard® VIF Global Bond Index	486	10,243	9,157	—	9,157	1,143	8.01	8.01
Vanguard® VIF Growth	11,651	334,890	427,353	—	427,353	16,228	26.03	29.73
Vanguard® VIF High Yield Bond	15,787	120,044	119,193	—	119,193	10,735	10.45	11.94
Vanguard® VIF International	29,825	773,542	852,705	—	852,705	47,138	16.26	18.57
Vanguard® VIF Mid-Cap Index	24,999	565,539	698,970	—	698,970	38,167	16.77	19.15
Vanguard® VIF Moderate Allocation	62,445	1,855,633	2,078,171	—	2,078,171	138,759	13.26	15.15
Vanguard® VIF Real Estate Index	8,612	102,438	99,639	—	99,639	8,735	10.31	11.78
Vanguard® VIF Short Term Investment Grade	81,033	825,969	864,625	—	864,625	98,011	8.09	9.24
Vanguard® VIF Small Company Growth (b)	4,075	84,535	77,714	—	77,714	5,046	15.04	17.17
Vanguard® VIF Total Bond Market Index	234,136	2,533,533	2,528,670	—	2,528,670	304,969	7.42	8.47
Vanguard® VIF Total International Stock Market Index	10,630	215,535	285,509	—	285,509	21,138	12.77	14.06
Vanguard® VIF Total Stock Market Index	39,559	1,772,140	2,410,353	—	2,410,353	96,582	22.53	25.72
Victory Pioneer Bond VCT Portfolio (a)	17,680	185,025	173,267	—	173,267	21,610	8.02	8.02
Victory Pioneer Equity Income VCT Portfolio (a)	1,347	24,844	16,662	—	16,662	985	16.92	16.92
Victory Pioneer Strategic Income VCT Portfolio (a)	8,942	89,591	83,786	—	83,786	9,797	8.55	8.55
Virtus Duff & Phelps Real Estate Securities Series	824	17,904	16,860	—	16,860	1,313	12.83	12.83
Virtus KAR Small-Cap Growth Series	11,106	327,825	170,141	—	170,141	7,942	20.39	22.99
Virtus Newfleet Multi-Sector Intermediate Bond Series	—	—	—	—	—	—	9.03	9.97
Virtus SGA International Growth Series	4,142	56,941	55,302	—	55,302	6,515	8.49	8.49
Voya MidCap Opportunities Portfolio	20,889	96,083	68,517	—	68,517	3,653	18.76	18.76
VY CBRE Global Real Estate Portfolio	1,124	12,791	11,743	—	11,743	1,147	9.04	10.43
VY CBRE Real Estate Portfolio	908	25,167	25,072	—	25,072	1,873	13.38	13.38

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Relative Value Portfolio	AFIS Capital World Growth and Income
Net assets as of December 31, 2023	$3,784	$35,040	$160,448

Investment income (loss):
Dividend distributions	—	483	2,685
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(483)	(1,248)

Net investment income (loss)	(3)	—	1,437

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,360	—
Realized capital gain (loss) on investments	(279)	27	35
Change in unrealized appreciation (depreciation)	255	2,588	19,201

Net gain (loss) on investments	(24)	3,975	19,236

Net increase (decrease) in net assets from operations	(27)	3,975	20,673

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,786)	—	—
Transfers between subaccounts, net	34	—	—
Maintenance charges and mortality adjustments	(5)	(76)	(234)

Increase (decrease) in net assets from contract transactions	(3,757)	(76)	(234)

Total increase (decrease) in net assets	(3,784)	3,899	20,439

Net assets as of December 31, 2024	$—	$38,939	$180,887

Investment income (loss):
Dividend distributions	—	359	1,759
Investment Expenses:
Mortality and expense risk and administrative charges	—	(505)	(1,089)

Net investment income (loss)	—	(146)	670

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,355	7,263
Realized capital gain (loss) on investments	—	25	10,593
Change in unrealized appreciation (depreciation)	—	198	18,717

Net gain (loss) on investments	—	3,578	36,573

Net increase (decrease) in net assets from operations	—	3,432	37,243

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(74,517)
Transfers between subaccounts, net	—	—	4
Maintenance charges and mortality adjustments	—	(80)	(263)

Increase (decrease) in net assets from contract transactions	—	(80)	(74,776)

Total increase (decrease) in net assets	—	3,352	(37,533)

Net assets as of December 31, 2025	$—	$42,291	$143,354

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AFIS U.S. Government Securities	AFIS Washington Mutual Investors	Alger Capital Appreciation(b)
Net assets as of December 31, 2023	$713,432	$909,260	$520,741

Investment income (loss):
Dividend distributions	30,654	14,357	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,812)	(10,374)	(7,577)

Net investment income (loss)	21,842	3,983	(7,577)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,240	—
Realized capital gain (loss) on investments	(11,711)	6,556	4,182
Change in unrealized appreciation (depreciation)	(16,564)	140,387	242,920

Net gain (loss) on investments	(28,275)	155,183	247,102

Net increase (decrease) in net assets from operations	(6,433)	159,166	239,525

Contract owner transactions:
Variable annuity deposits	1,872	—	720
Terminations, withdrawals and annuity payments	(41,849)	(29,865)	(14,029)
Transfers between subaccounts, net	146,258	(292)	(16)
Maintenance charges and mortality adjustments	(1,125)	(1,353)	(625)

Increase (decrease) in net assets from contract transactions	105,156	(31,510)	(13,950)

Total increase (decrease) in net assets	98,723	127,656	225,575

Net assets as of December 31, 2024	$812,155	$1,036,916	$746,316

Investment income (loss):
Dividend distributions	34,831	14,770	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,059)	(11,525)	(7,960)

Net investment income (loss)	25,772	3,245	(7,960)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	81,171	89,901
Realized capital gain (loss) on investments	(2,200)	9,803	184,463
Change in unrealized appreciation (depreciation)	28,216	75,878	(55,620)

Net gain (loss) on investments	26,016	166,852	218,744

Net increase (decrease) in net assets from operations	51,788	170,097	210,784

Contract owner transactions:
Variable annuity deposits	1,872	105,819	8,237
Terminations, withdrawals and annuity payments	(3,549)	(41,939)	(457,186)
Transfers between subaccounts, net	—	377	(2,120)
Maintenance charges and mortality adjustments	(1,219)	(1,423)	(575)

Increase (decrease) in net assets from contract transactions	(2,896)	62,834	(451,644)

Total increase (decrease) in net assets	48,892	232,931	(240,860)

Net assets as of December 31, 2025	$861,047	$1,269,847	$505,456

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Alger Large Cap Growth	Allspring Opportunity VT	Allspring VT Discovery All Cap Growth Fund
Net assets as of December 31, 2023	$30,600	$135,911	$90,662

Investment income (loss):
Dividend distributions	—	67	—
Investment Expenses:
Mortality and expense risk and administrative charges	(205)	(1,997)	(1,278)

Net investment income (loss)	(205)	(1,930)	(1,278)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,114	4,943
Realized capital gain (loss) on investments	9,104	1,702	(111)
Change in unrealized appreciation (depreciation)	2,671	3,883	14,099

Net gain (loss) on investments	11,775	19,699	18,931

Net increase (decrease) in net assets from operations	11,570	17,769	17,653

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(27,359)	(10,338)	—
Transfers between subaccounts, net	(476)	(2,909)	—
Maintenance charges and mortality adjustments	(105)	(194)	(206)

Increase (decrease) in net assets from contract transactions	(27,940)	(13,441)	(206)

Total increase (decrease) in net assets	(16,370)	4,328	17,447

Net assets as of December 31, 2024	$14,230	$140,239	$108,109

Investment income (loss):
Dividend distributions	—	70	—
Investment Expenses:
Mortality and expense risk and administrative charges	(265)	(1,900)	(1,446)

Net investment income (loss)	(265)	(1,830)	(1,446)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,926	14,153	40,543
Realized capital gain (loss) on investments	159	1,082	(207)
Change in unrealized appreciation (depreciation)	3,660	(6,503)	(23,951)

Net gain (loss) on investments	10,745	8,732	16,385

Net increase (decrease) in net assets from operations	10,480	6,902	14,939

Contract owner transactions:
Variable annuity deposits	12,903	—	—
Terminations, withdrawals and annuity payments	(1,342)	(10,685)	—
Transfers between subaccounts, net	28,246	(2,259)	—
Maintenance charges and mortality adjustments	(146)	(201)	(232)

Increase (decrease) in net assets from contract transactions	39,661	(13,145)	(232)

Total increase (decrease) in net assets	50,141	(6,243)	14,707

Net assets as of December 31, 2025	$64,371	$133,996	$122,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2023	$81,835	$713,213	$99,000

Investment income (loss):
Dividend distributions	1,508	12,275	1,794
Investment Expenses:
Mortality and expense risk and administrative charges	(580)	(6,714)	(352)

Net investment income (loss)	928	5,561	1,442

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	32,944	—
Realized capital gain (loss) on investments	9,438	1,954	(753)
Change in unrealized appreciation (depreciation)	3,682	53,109	(4,171)

Net gain (loss) on investments	14,333	88,007	(4,924)

Net increase (decrease) in net assets from operations	15,261	93,568	(3,482)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,158)	(45,743)	(3,356)
Transfers between subaccounts, net	35,618	(157,562)	(45)
Maintenance charges and mortality adjustments	(102)	(1,299)	(21)

Increase (decrease) in net assets from contract transactions	16,358	(204,604)	(3,422)

Total increase (decrease) in net assets	31,619	(111,036)	(6,904)

Net assets as of December 31, 2024	$113,454	$602,177	$92,096

Investment income (loss):
Dividend distributions	2,248	11,820	2,790
Investment Expenses:
Mortality and expense risk and administrative charges	(735)	(6,337)	(335)

Net investment income (loss)	1,513	5,483	2,455

Increase (decrease) in net assets from operations:
Capital gain distributions	5,738	45,101	—
Realized capital gain (loss) on investments	9,568	540	(65)
Change in unrealized appreciation (depreciation)	(13,912)	35,753	5,584

Net gain (loss) on investments	1,394	81,394	5,519

Net increase (decrease) in net assets from operations	2,907	86,877	7,974

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15)	(1,751)	—
Transfers between subaccounts, net	(71,976)	—	—
Maintenance charges and mortality adjustments	(114)	(1,098)	(18)

Increase (decrease) in net assets from contract transactions	(72,105)	(2,849)	(18)

Total increase (decrease) in net assets	(69,198)	84,028	7,956

Net assets as of December 31, 2025	$44,256	$686,205	$100,052

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2023	$343,307	$90,062	$689,557

Investment income (loss):
Dividend distributions	5,160	175	1,355
Investment Expenses:
Mortality and expense risk and administrative charges	(3,933)	(513)	(9,157)

Net investment income (loss)	1,227	(338)	(7,802)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,972	799	19,961
Realized capital gain (loss) on investments	3,666	(46,823)	64,311
Change in unrealized appreciation (depreciation)	26,285	45,300	109,638

Net gain (loss) on investments	40,923	(724)	193,910

Net increase (decrease) in net assets from operations	42,150	(1,062)	186,108

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,720)	(77,910)	(311,338)
Transfers between subaccounts, net	(155)	(162)	154,783
Maintenance charges and mortality adjustments	(1,053)	(155)	(2,221)

Increase (decrease) in net assets from contract transactions	(17,928)	(78,227)	(158,776)

Total increase (decrease) in net assets	24,222	(79,289)	27,332

Net assets as of December 31, 2024	$367,529	$10,773	$716,889

Investment income (loss):
Dividend distributions	4,539	43	762
Investment Expenses:
Mortality and expense risk and administrative charges	(3,921)	(143)	(8,652)

Net investment income (loss)	618	(100)	(7,890)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,577	248	47,715
Realized capital gain (loss) on investments	8,992	(151)	65,588
Change in unrealized appreciation (depreciation)	14,007	1,345	7,683

Net gain (loss) on investments	72,576	1,442	120,986

Net increase (decrease) in net assets from operations	73,194	1,342	113,096

Contract owner transactions:
Variable annuity deposits	20,518	—	—
Terminations, withdrawals and annuity payments	(66,578)	(124)	(131,285)
Transfers between subaccounts, net	(470)	10,954	1,161,512
Maintenance charges and mortality adjustments	(1,133)	(24)	(2,335)

Increase (decrease) in net assets from contract transactions	(47,663)	10,806	1,027,892

Total increase (decrease) in net assets	25,531	12,148	1,140,988

Net assets as of December 31, 2025	$393,060	$22,921	$1,857,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2023	$389,339	$50,397	$275,646

Investment income (loss):
Dividend distributions	3,996	898	6,745
Investment Expenses:
Mortality and expense risk and administrative charges	(4,281)	(840)	(1,010)

Net investment income (loss)	(285)	58	5,735

Increase (decrease) in net assets from operations:
Capital gain distributions	17,766	—	—
Realized capital gain (loss) on investments	11,116	(59)	(882)
Change in unrealized appreciation (depreciation)	51,186	337	2,777

Net gain (loss) on investments	80,068	278	1,895

Net increase (decrease) in net assets from operations	79,783	336	7,630

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,046)	—	(3,233)
Transfers between subaccounts, net	43,624	36,124	(559)
Maintenance charges and mortality adjustments	(1,112)	(170)	(351)

Increase (decrease) in net assets from contract transactions	(4,534)	35,954	(4,143)

Total increase (decrease) in net assets	75,249	36,290	3,487

Net assets as of December 31, 2024	$464,588	$86,687	$279,133

Investment income (loss):
Dividend distributions	3,359	595	7,881
Investment Expenses:
Mortality and expense risk and administrative charges	(4,966)	(645)	(1,119)

Net investment income (loss)	(1,607)	(50)	6,762

Increase (decrease) in net assets from operations:
Capital gain distributions	83,209	—	—
Realized capital gain (loss) on investments	16,820	262	(116)
Change in unrealized appreciation (depreciation)	(24,089)	15,184	89,382

Net gain (loss) on investments	75,940	15,446	89,266

Net increase (decrease) in net assets from operations	74,333	15,396	96,028

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(89,373)	(8,593)	(3,579)
Transfers between subaccounts, net	28,450	(37,892)	(538)
Maintenance charges and mortality adjustments	(1,169)	(140)	(403)

Increase (decrease) in net assets from contract transactions	(62,092)	(46,625)	(4,520)

Total increase (decrease) in net assets	12,241	(31,229)	91,508

Net assets as of December 31, 2025	$476,829	$55,458	$370,641

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2023	$—	$132,285	$28,676

Investment income (loss):
Dividend distributions	—	1,647	139
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,468)	(408)

Net investment income (loss)	—	179	(269)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	651	3,265
Realized capital gain (loss) on investments	—	116	(66)
Change in unrealized appreciation (depreciation)	—	5,983	3,722

Net gain (loss) on investments	—	6,750	6,921

Net increase (decrease) in net assets from operations	—	6,929	6,652

Contract owner transactions:
Variable annuity deposits	—	144	—
Terminations, withdrawals and annuity payments	—	(985)	(393)
Transfers between subaccounts, net	—	—	(7)
Maintenance charges and mortality adjustments	—	(186)	(65)

Increase (decrease) in net assets from contract transactions	—	(1,027)	(465)

Total increase (decrease) in net assets	—	5,902	6,187

Net assets as of December 31, 2024	$—	$138,187	$34,863

Investment income (loss):
Dividend distributions	—	1,504	89
Investment Expenses:
Mortality and expense risk and administrative charges	(372)	(1,663)	(461)

Net investment income (loss)	(372)	(159)	(372)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,380	4,333
Realized capital gain (loss) on investments	(897)	786	11
Change in unrealized appreciation (depreciation)	—	30,593	2,377

Net gain (loss) on investments	(897)	37,759	6,721

Net increase (decrease) in net assets from operations	(1,269)	37,600	6,349

Contract owner transactions:
Variable annuity deposits	—	168	—
Terminations, withdrawals and annuity payments	—	(2,670)	—
Transfers between subaccounts, net	1,335	5,745	—
Maintenance charges and mortality adjustments	(66)	(209)	(74)

Increase (decrease) in net assets from contract transactions	1,269	3,034	(74)

Total increase (decrease) in net assets	—	40,634	6,275

Net assets as of December 31, 2025	$—	$178,821	$41,138

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.
Net assets as of December 31, 2023	$133,226	$253,795	$131,622

Investment income (loss):
Dividend distributions	353	5,295	1,504
Investment Expenses:
Mortality and expense risk and administrative charges	(446)	(2,997)	(1,344)

Net investment income (loss)	(93)	2,298	160

Increase (decrease) in net assets from operations:
Capital gain distributions	1,524	17,093	8,260
Realized capital gain (loss) on investments	(6,797)	1,910	(241)
Change in unrealized appreciation (depreciation)	8,409	(1,549)	2,625

Net gain (loss) on investments	3,136	17,454	10,644

Net increase (decrease) in net assets from operations	3,043	19,752	10,804

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(21,007)	(48,453)	(40,839)
Transfers between subaccounts, net	(95,049)	—	11
Maintenance charges and mortality adjustments	(56)	(316)	(120)

Increase (decrease) in net assets from contract transactions	(116,112)	(48,769)	(40,948)

Total increase (decrease) in net assets	(113,069)	(29,017)	(30,144)

Net assets as of December 31, 2024	$20,157	$224,778	$101,478

Investment income (loss):
Dividend distributions	414	5,730	4,719
Investment Expenses:
Mortality and expense risk and administrative charges	(273)	(3,146)	(1,377)

Net investment income (loss)	141	2,584	3,342

Increase (decrease) in net assets from operations:
Capital gain distributions	2,854	25,639	11,510
Realized capital gain (loss) on investments	16	303	(9)
Change in unrealized appreciation (depreciation)	1,449	21,357	3,444

Net gain (loss) on investments	4,319	47,299	14,945

Net increase (decrease) in net assets from operations	4,460	49,883	18,287

Contract owner transactions:
Variable annuity deposits	—	36,369	—
Terminations, withdrawals and annuity payments	(514)	(1,430)	—
Transfers between subaccounts, net	—	(249)	—
Maintenance charges and mortality adjustments	(43)	(217)	—

Increase (decrease) in net assets from contract transactions	(557)	34,473	—

Total increase (decrease) in net assets	3,903	84,356	18,287

Net assets as of December 31, 2025	$24,060	$309,134	$119,765

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.	BNY Mellon IP Small Cap Stock Index
Net assets as of December 31, 2023	$464,398	$47,359	$104,216

Investment income (loss):
Dividend distributions	32,150	—	1,542
Investment Expenses:
Mortality and expense risk and administrative charges	(3,811)	(1,909)	(661)

Net investment income (loss)	28,339	(1,909)	881

Increase (decrease) in net assets from operations:
Capital gain distributions	—	13,212	3,022
Realized capital gain (loss) on investments	(414)	1,117	1,527
Change in unrealized appreciation (depreciation)	4,660	23,455	533

Net gain (loss) on investments	4,246	37,784	5,082

Net increase (decrease) in net assets from operations	32,585	35,875	5,963

Contract owner transactions:
Variable annuity deposits	12,992	—	—
Terminations, withdrawals and annuity payments	(5,307)	(5,121)	(4,382)
Transfers between subaccounts, net	(13)	95,013	16,471
Maintenance charges and mortality adjustments	(1,183)	(680)	(242)

Increase (decrease) in net assets from contract transactions	6,489	89,212	11,847

Total increase (decrease) in net assets	39,074	125,087	17,810

Net assets as of December 31, 2024	$503,472	$172,446	$122,026

Investment income (loss):
Dividend distributions	32,163	—	1,238
Investment Expenses:
Mortality and expense risk and administrative charges	(3,968)	(1,984)	(604)

Net investment income (loss)	28,195	(1,984)	634

Increase (decrease) in net assets from operations:
Capital gain distributions	1,091	14,445	9,421
Realized capital gain (loss) on investments	(3,111)	30,216	(52)
Change in unrealized appreciation (depreciation)	11,650	(25,702)	(7,209)

Net gain (loss) on investments	9,630	18,959	2,160

Net increase (decrease) in net assets from operations	37,825	16,975	2,794

Contract owner transactions:
Variable annuity deposits	8,424	—	—
Terminations, withdrawals and annuity payments	(43,849)	(8,535)	(3,422)
Transfers between subaccounts, net	1,385	(117,495)	(19,972)
Maintenance charges and mortality adjustments	(1,117)	(552)	(231)

Increase (decrease) in net assets from contract transactions	(35,157)	(126,582)	(23,625)

Total increase (decrease) in net assets	2,668	(109,607)	(20,831)

Net assets as of December 31, 2025	$506,140	$62,839	$101,195

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation	Dimensional VA Global Moderate Allocation
Net assets as of December 31, 2023	$201,760	$9,871	$—

Investment income (loss):
Dividend distributions	—	19	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,823)	(135)	(11)

Net investment income (loss)	(2,823)	(116)	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	774	—
Realized capital gain (loss) on investments	2,501	(43)	—
Change in unrealized appreciation (depreciation)	48,674	476	(486)

Net gain (loss) on investments	51,175	1,207	(486)

Net increase (decrease) in net assets from operations	48,352	1,091	(497)

Contract owner transactions:
Variable annuity deposits	18	—	—
Terminations, withdrawals and annuity payments	(12,440)	—	—
Transfers between subaccounts, net	(14)	—	47,265
Maintenance charges and mortality adjustments	(774)	(21)	(9)

Increase (decrease) in net assets from contract transactions	(13,210)	(21)	47,256

Total increase (decrease) in net assets	35,142	1,070	46,759

Net assets as of December 31, 2024	$236,902	$10,941	$46,759

Investment income (loss):
Dividend distributions	—	83	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,218)	(217)	(153)

Net investment income (loss)	(3,218)	(134)	(153)

Increase (decrease) in net assets from operations:
Capital gain distributions	129,989	15,426	—
Realized capital gain (loss) on investments	(1,379)	(24,980)	(911)
Change in unrealized appreciation (depreciation)	(62,470)	2,049	486

Net gain (loss) on investments	66,140	(7,505)	(425)

Net increase (decrease) in net assets from operations	62,922	(7,639)	(578)

Contract owner transactions:
Variable annuity deposits	8,848	—	—
Terminations, withdrawals and annuity payments	(6,450)	—	—
Transfers between subaccounts, net	(5,981)	8,573	(46,166)
Maintenance charges and mortality adjustments	(778)	(38)	(15)

Increase (decrease) in net assets from contract transactions	(4,361)	8,535	(46,181)

Total increase (decrease) in net assets	58,561	896	(46,759)

Net assets as of December 31, 2025	$295,463	$11,837	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2023	$225,283	$1,139,231	$199,680

Investment income (loss):
Dividend distributions	8,174	44,302	9,935
Investment Expenses:
Mortality and expense risk and administrative charges	(1,149)	(4,206)	(513)

Net investment income (loss)	7,025	40,096	9,422

Increase (decrease) in net assets from operations:
Capital gain distributions	6,392	22,864	—
Realized capital gain (loss) on investments	256	12,127	191
Change in unrealized appreciation (depreciation)	(6,159)	(6,472)	759

Net gain (loss) on investments	489	28,519	950

Net increase (decrease) in net assets from operations	7,514	68,615	10,372

Contract owner transactions:
Variable annuity deposits	7,360	12,960	—
Terminations, withdrawals and annuity payments	(2,172)	(124,328)	(1,957)
Transfers between subaccounts, net	(5)	(57,320)	(1,063)
Maintenance charges and mortality adjustments	(198)	(479)	(406)

Increase (decrease) in net assets from contract transactions	4,985	(169,167)	(3,426)

Total increase (decrease) in net assets	12,499	(100,552)	6,946

Net assets as of December 31, 2024	$237,782	$1,038,679	$206,626

Investment income (loss):
Dividend distributions	9,232	57,757	7,560
Investment Expenses:
Mortality and expense risk and administrative charges	(2,922)	(3,537)	(480)

Net investment income (loss)	6,310	54,220	7,080

Increase (decrease) in net assets from operations:
Capital gain distributions	11,170	42,042	—
Realized capital gain (loss) on investments	29,190	7,291	(220)
Change in unrealized appreciation (depreciation)	55,944	359,212	822

Net gain (loss) on investments	96,304	408,545	602

Net increase (decrease) in net assets from operations	102,614	462,765	7,682

Contract owner transactions:
Variable annuity deposits	2,976	9,815	—
Terminations, withdrawals and annuity payments	(16,859)	(28,543)	(2,031)
Transfers between subaccounts, net	(24,601)	16,521	(29,543)
Maintenance charges and mortality adjustments	(380)	(414)	(383)

Increase (decrease) in net assets from contract transactions	(38,864)	(2,621)	(31,957)

Total increase (decrease) in net assets	63,750	460,144	(24,275)

Net assets as of December 31, 2025	$301,532	$1,498,823	$182,351

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund
Net assets as of December 31, 2023	$509,180	$561,271	$10,346

Investment income (loss):
Dividend distributions	7,597	6,193	175
Investment Expenses:
Mortality and expense risk and administrative charges	(4,039)	(3,266)	(28)

Net investment income (loss)	3,558	2,927	147

Increase (decrease) in net assets from operations:
Capital gain distributions	38,278	30,169	—
Realized capital gain (loss) on investments	75,367	(2,179)	—
Change in unrealized appreciation (depreciation)	(43,573)	(2,295)	1,143

Net gain (loss) on investments	70,072	25,695	1,143

Net increase (decrease) in net assets from operations	73,630	28,622	1,290

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(209,032)	(139,455)	—
Transfers between subaccounts, net	3	(102,270)	—
Maintenance charges and mortality adjustments	(946)	(450)	(23)

Increase (decrease) in net assets from contract transactions	(209,975)	(242,175)	(23)

Total increase (decrease) in net assets	(136,345)	(213,553)	1,267

Net assets as of December 31, 2024	$372,835	$347,718	$11,613

Investment income (loss):
Dividend distributions	6,283	11,993	156
Investment Expenses:
Mortality and expense risk and administrative charges	(3,424)	(1,202)	(31)

Net investment income (loss)	2,859	10,791	125

Increase (decrease) in net assets from operations:
Capital gain distributions	19,625	54,257	—
Realized capital gain (loss) on investments	19,041	913	18
Change in unrealized appreciation (depreciation)	7,972	(28,406)	1,820

Net gain (loss) on investments	46,638	26,764	1,838

Net increase (decrease) in net assets from operations	49,497	37,555	1,963

Contract owner transactions:
Variable annuity deposits	—	6,839	—
Terminations, withdrawals and annuity payments	(71,438)	(10,472)	—
Transfers between subaccounts, net	(14)	310,158	(2)
Maintenance charges and mortality adjustments	(722)	(108)	(25)

Increase (decrease) in net assets from contract transactions	(72,174)	306,417	(27)

Total increase (decrease) in net assets	(22,677)	343,972	1,936

Net assets as of December 31, 2025	$350,158	$691,690	$13,549

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II
Net assets as of December 31, 2023	$387,084	$233,061	$161,644

Investment income (loss):
Dividend distributions	3,231	17,700	5,574
Investment Expenses:
Mortality and expense risk and administrative charges	(1,023)	(565)	(2,091)

Net investment income (loss)	2,208	17,135	3,483

Increase (decrease) in net assets from operations:
Capital gain distributions	19,277	—	—
Realized capital gain (loss) on investments	454	(1,609)	(1,035)
Change in unrealized appreciation (depreciation)	(231)	464	(3,642)

Net gain (loss) on investments	19,500	(1,145)	(4,677)

Net increase (decrease) in net assets from operations	21,708	15,990	(1,194)

Contract owner transactions:
Variable annuity deposits	16,640	12,800	—
Terminations, withdrawals and annuity payments	(3,582)	(46,180)	(4,308)
Transfers between subaccounts, net	(54)	(15)	—
Maintenance charges and mortality adjustments	(219)	(218)	(550)

Increase (decrease) in net assets from contract transactions	12,785	(33,613)	(4,858)

Total increase (decrease) in net assets	34,493	(17,623)	(6,052)

Net assets as of December 31, 2024	$421,577	$215,438	$155,592

Investment income (loss):
Dividend distributions	2,482	15,189	6,098
Investment Expenses:
Mortality and expense risk and administrative charges	(755)	(613)	(2,058)

Net investment income (loss)	1,727	14,576	4,040

Increase (decrease) in net assets from operations:
Capital gain distributions	48,887	—	—
Realized capital gain (loss) on investments	32,693	(137)	(1,275)
Change in unrealized appreciation (depreciation)	(30,565)	(6,190)	5,527

Net gain (loss) on investments	51,015	(6,327)	4,252

Net increase (decrease) in net assets from operations	52,742	8,249	8,292

Contract owner transactions:
Variable annuity deposits	1,392	8,262	—
Terminations, withdrawals and annuity payments	(1,222)	(1,166)	(4,257)
Transfers between subaccounts, net	(474,330)	10,696	(569)
Maintenance charges and mortality adjustments	(159)	(189)	(529)

Increase (decrease) in net assets from contract transactions	(474,319)	17,603	(5,355)

Total increase (decrease) in net assets	(421,577)	25,852	2,937

Net assets as of December 31, 2025	$—	$241,290	$158,529

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Federated Hermes High Income Bond II	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2023	$264,378	$662,148	$1,629,629

Investment income (loss):
Dividend distributions	13,951	13,572	635
Investment Expenses:
Mortality and expense risk and administrative charges	(2,796)	(8,784)	(21,440)

Net investment income (loss)	11,155	4,788	(20,805)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,251	252,677
Realized capital gain (loss) on investments	(1,430)	8,175	58,198
Change in unrealized appreciation (depreciation)	2,660	58,235	240,461

Net gain (loss) on investments	1,230	89,661	551,336

Net increase (decrease) in net assets from operations	12,385	94,449	530,531

Contract owner transactions:
Variable annuity deposits	—	98,734	—
Terminations, withdrawals and annuity payments	(14,145)	(68,216)	(131,208)
Transfers between subaccounts, net	5,793	126,903	145,627
Maintenance charges and mortality adjustments	(488)	(1,224)	(4,533)

Increase (decrease) in net assets from contract transactions	(8,840)	156,197	9,886

Total increase (decrease) in net assets	3,545	250,646	540,417

Net assets as of December 31, 2024	$267,923	$912,794	$2,170,046

Investment income (loss):
Dividend distributions	15,348	14,210	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,775)	(10,167)	(22,548)

Net investment income (loss)	12,573	4,043	(22,548)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	47,644	332,368
Realized capital gain (loss) on investments	(1,200)	7,290	169,851
Change in unrealized appreciation (depreciation)	6,978	49,048	(72,163)

Net gain (loss) on investments	5,778	103,982	430,056

Net increase (decrease) in net assets from operations	18,351	108,025	407,508

Contract owner transactions:
Variable annuity deposits	—	11,269	—
Terminations, withdrawals and annuity payments	(14,451)	(22,401)	(443,749)
Transfers between subaccounts, net	3,470	(63,035)	(82,767)
Maintenance charges and mortality adjustments	(438)	(1,180)	(4,595)

Increase (decrease) in net assets from contract transactions	(11,419)	(75,347)	(531,111)

Total increase (decrease) in net assets	6,932	32,678	(123,603)

Net assets as of December 31, 2025	$274,855	$945,472	$2,046,443

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income
Net assets as of December 31, 2023	$43,861	$234,018	$495,386

Investment income (loss):
Dividend distributions	398	3,548	7,230
Investment Expenses:
Mortality and expense risk and administrative charges	(294)	(1,570)	(3,403)

Net investment income (loss)	104	1,978	3,827

Increase (decrease) in net assets from operations:
Capital gain distributions	273	—	38,935
Realized capital gain (loss) on investments	664	4,075	3,549
Change in unrealized appreciation (depreciation)	5,822	20,312	58,325

Net gain (loss) on investments	6,759	24,387	100,809

Net increase (decrease) in net assets from operations	6,863	26,365	104,636

Contract owner transactions:
Variable annuity deposits	—	33,892	—
Terminations, withdrawals and annuity payments	(2,266)	(7,457)	(6,900)
Transfers between subaccounts, net	(1,014)	2,192	—
Maintenance charges and mortality adjustments	(35)	(464)	(1,149)

Increase (decrease) in net assets from contract transactions	(3,315)	28,163	(8,049)

Total increase (decrease) in net assets	3,548	54,528	96,587

Net assets as of December 31, 2024	$47,409	$288,546	$591,973

Investment income (loss):
Dividend distributions	499	10,527	8,950
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(2,291)	(3,928)

Net investment income (loss)	102	8,236	5,022

Increase (decrease) in net assets from operations:
Capital gain distributions	3,786	5,762	64,323
Realized capital gain (loss) on investments	630	7,805	11,314
Change in unrealized appreciation (depreciation)	3,394	114,311	43,173

Net gain (loss) on investments	7,810	127,878	118,810

Net increase (decrease) in net assets from operations	7,912	136,114	123,832

Contract owner transactions:
Variable annuity deposits	8,210	8,210	26,277
Terminations, withdrawals and annuity payments	(2,363)	(12,865)	(26,199)
Transfers between subaccounts, net	28,414	483,329	175
Maintenance charges and mortality adjustments	(38)	(734)	(1,244)

Increase (decrease) in net assets from contract transactions	34,223	477,940	(991)

Total increase (decrease) in net assets	42,135	614,054	122,841

Net assets as of December 31, 2025	$89,544	$902,600	$714,814

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income	Fidelity® VIP Index 500
Net assets as of December 31, 2023	$1,668,656	$44,088	$1,152,075

Investment income (loss):
Dividend distributions	—	2,200	13,513
Investment Expenses:
Mortality and expense risk and administrative charges	(12,435)	(389)	(14,726)

Net investment income (loss)	(12,435)	1,811	(1,213)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	793
Realized capital gain (loss) on investments	96,948	(71)	95,794
Change in unrealized appreciation (depreciation)	488,962	1,559	158,411

Net gain (loss) on investments	585,910	1,488	254,998

Net increase (decrease) in net assets from operations	573,475	3,299	253,785

Contract owner transactions:
Variable annuity deposits	33,281	—	65,622
Terminations, withdrawals and annuity payments	(377,342)	(11,210)	(212,740)
Transfers between subaccounts, net	(5,487)	(80)	95,984
Maintenance charges and mortality adjustments	(3,622)	(108)	(5,912)

Increase (decrease) in net assets from contract transactions	(353,170)	(11,398)	(57,046)

Total increase (decrease) in net assets	220,305	(8,099)	196,739

Net assets as of December 31, 2024	$1,888,961	$35,989	$1,348,814

Investment income (loss):
Dividend distributions	—	2,537	16,049
Investment Expenses:
Mortality and expense risk and administrative charges	(11,272)	(393)	(16,358)

Net investment income (loss)	(11,272)	2,144	(309)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,637	—	7,832
Realized capital gain (loss) on investments	763,751	(23)	46,738
Change in unrealized appreciation (depreciation)	(410,214)	1,171	224,860

Net gain (loss) on investments	379,174	1,148	279,430

Net increase (decrease) in net assets from operations	367,902	3,292	279,121

Contract owner transactions:
Variable annuity deposits	76,952	—	365,391
Terminations, withdrawals and annuity payments	(93,135)	—	(79,728)
Transfers between subaccounts, net	(1,355,329)	—	29,251
Maintenance charges and mortality adjustments	(2,997)	(75)	(6,810)

Increase (decrease) in net assets from contract transactions	(1,374,509)	(75)	308,104

Total increase (decrease) in net assets	(1,006,607)	3,217	587,225

Net assets as of December 31, 2025	$882,354	$39,206	$1,936,039

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas
Net assets as of December 31, 2023	$674,072	$65,616	$122,988

Investment income (loss):
Dividend distributions	17,986	256	1,792
Investment Expenses:
Mortality and expense risk and administrative charges	(5,662)	(321)	(1,028)

Net investment income (loss)	12,324	(65)	764

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,848	5,871
Realized capital gain (loss) on investments	(27,248)	136	1,200
Change in unrealized appreciation (depreciation)	17,297	945	(2,832)

Net gain (loss) on investments	(9,951)	10,929	4,239

Net increase (decrease) in net assets from operations	2,373	10,864	5,003

Contract owner transactions:
Variable annuity deposits	60	—	384
Terminations, withdrawals and annuity payments	(158,446)	(893)	(3,713)
Transfers between subaccounts, net	(10,630)	(281)	(902)
Maintenance charges and mortality adjustments	(2,169)	(93)	(167)

Increase (decrease) in net assets from contract transactions	(171,185)	(1,267)	(4,398)

Total increase (decrease) in net assets	(168,812)	9,597	605

Net assets as of December 31, 2024	$505,260	$75,213	$123,593

Investment income (loss):
Dividend distributions	16,315	187	1,947
Investment Expenses:
Mortality and expense risk and administrative charges	(5,076)	(321)	(1,139)

Net investment income (loss)	11,239	(134)	808

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,984	12,649
Realized capital gain (loss) on investments	(13,051)	143	4,029
Change in unrealized appreciation (depreciation)	30,091	(891)	7,417

Net gain (loss) on investments	17,040	8,236	24,095

Net increase (decrease) in net assets from operations	28,279	8,102	24,903

Contract owner transactions:
Variable annuity deposits	90	—	384
Terminations, withdrawals and annuity payments	(71,760)	(3,101)	(3,515)
Transfers between subaccounts, net	9,518	(219)	(751)
Maintenance charges and mortality adjustments	(1,797)	(97)	(154)

Increase (decrease) in net assets from contract transactions	(63,949)	(3,417)	(4,036)

Total increase (decrease) in net assets	(35,670)	4,685	20,867

Net assets as of December 31, 2025	$469,590	$79,898	$144,460

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Franklin DynaTech VIP
Net assets as of December 31, 2023	$72,572	$199,979	$24,395

Investment income (loss):
Dividend distributions	2,434	6,822	—
Investment Expenses:
Mortality and expense risk and administrative charges	(454)	(2,405)	(122)

Net investment income (loss)	1,980	4,417	(122)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,516)	(501)	(989)
Change in unrealized appreciation (depreciation)	2,831	5,070	8,995

Net gain (loss) on investments	315	4,569	8,006

Net increase (decrease) in net assets from operations	2,295	8,986	7,884

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,554)	(14,831)	(26,356)
Transfers between subaccounts, net	9	(45)	(27)
Maintenance charges and mortality adjustments	(68)	(575)	(51)

Increase (decrease) in net assets from contract transactions	(13,613)	(15,451)	(26,434)

Total increase (decrease) in net assets	(11,318)	(6,465)	(18,550)

Net assets as of December 31, 2024	$61,254	$193,514	$5,845

Investment income (loss):
Dividend distributions	1,204	7,265	—
Investment Expenses:
Mortality and expense risk and administrative charges	(417)	(2,393)	(157)

Net investment income (loss)	787	4,872	(157)

Increase (decrease) in net assets from operations:
Capital gain distributions	28	—	—
Realized capital gain (loss) on investments	(31)	(27)	45
Change in unrealized appreciation (depreciation)	568	9,205	6,737

Net gain (loss) on investments	565	9,178	6,782

Net increase (decrease) in net assets from operations	1,352	14,050	6,625

Contract owner transactions:
Variable annuity deposits	—	—	33,953
Terminations, withdrawals and annuity payments	(43)	(699)	(2,079)
Transfers between subaccounts, net	—	—	(453)
Maintenance charges and mortality adjustments	(52)	(568)	(77)

Increase (decrease) in net assets from contract transactions	(95)	(1,267)	31,344

Total increase (decrease) in net assets	1,257	12,783	37,969

Net assets as of December 31, 2025	$62,511	$206,297	$43,814

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2023	$319,132	$276,131	$413,517

Investment income (loss):
Dividend distributions	7,963	14,771	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,842)	(3,411)	(5,195)

Net investment income (loss)	5,121	11,360	(5,195)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,780	1,210	52,278
Realized capital gain (loss) on investments	(1,064)	(1,010)	(1,430)
Change in unrealized appreciation (depreciation)	43,554	4,936	57,204

Net gain (loss) on investments	49,270	5,136	108,052

Net increase (decrease) in net assets from operations	54,391	16,496	102,857

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(24,535)	(49,228)
Transfers between subaccounts, net	—	(163)	—
Maintenance charges and mortality adjustments	(227)	(743)	(2,235)

Increase (decrease) in net assets from contract transactions	(227)	(25,441)	(51,463)

Total increase (decrease) in net assets	54,164	(8,945)	51,394

Net assets as of December 31, 2024	$373,296	$267,186	$464,911

Investment income (loss):
Dividend distributions	8,591	14,141	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,162)	(3,409)	(4,833)

Net investment income (loss)	5,429	10,732	(4,833)

Increase (decrease) in net assets from operations:
Capital gain distributions	36,990	2,973	88,574
Realized capital gain (loss) on investments	(865)	(102)	(11,269)
Change in unrealized appreciation (depreciation)	18,078	16,229	(42,509)

Net gain (loss) on investments	54,203	19,100	34,796

Net increase (decrease) in net assets from operations	59,632	29,832	29,963

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(590)	(107,005)
Transfers between subaccounts, net	—	—	1
Maintenance charges and mortality adjustments	(69)	(548)	(2,063)

Increase (decrease) in net assets from contract transactions	(69)	(1,138)	(109,067)

Total increase (decrease) in net assets	59,563	28,694	(79,104)

Net assets as of December 31, 2025	$432,859	$295,880	$385,807

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2023	$132,310	$80,639	$755,987

Investment income (loss):
Dividend distributions	2,439	1,745	7,954
Investment Expenses:
Mortality and expense risk and administrative charges	(643)	(387)	(4,131)

Net investment income (loss)	1,796	1,358	3,823

Increase (decrease) in net assets from operations:
Capital gain distributions	10,248	1,814	37,842
Realized capital gain (loss) on investments	(22)	549	1,365
Change in unrealized appreciation (depreciation)	(6,500)	5,979	34,453

Net gain (loss) on investments	3,726	8,342	73,660

Net increase (decrease) in net assets from operations	5,522	9,700	77,483

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(21,564)	(94,272)
Transfers between subaccounts, net	—	4	526
Maintenance charges and mortality adjustments	(278)	(103)	(916)

Increase (decrease) in net assets from contract transactions	(278)	(21,663)	(94,662)

Total increase (decrease) in net assets	5,244	(11,963)	(17,179)

Net assets as of December 31, 2024	$137,554	$68,676	$738,808

Investment income (loss):
Dividend distributions	2,962	1,483	6,296
Investment Expenses:
Mortality and expense risk and administrative charges	(708)	(179)	(3,666)

Net investment income (loss)	2,254	1,304	2,630

Increase (decrease) in net assets from operations:
Capital gain distributions	16,415	7,308	75,431
Realized capital gain (loss) on investments	(6)	(34)	67
Change in unrealized appreciation (depreciation)	12,636	(863)	5,001

Net gain (loss) on investments	29,045	6,411	80,499

Net increase (decrease) in net assets from operations	31,299	7,715	83,129

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(1,757)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(311)	(75)	(829)

Increase (decrease) in net assets from contract transactions	(311)	(75)	(2,586)

Total increase (decrease) in net assets	30,988	7,640	80,543

Net assets as of December 31, 2025	$168,542	$76,316	$819,351

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Small Cap Value VIP Fund	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2023	$493,008	$446,774	$32,655

Investment income (loss):
Dividend distributions	4,866	—	1,478
Investment Expenses:
Mortality and expense risk and administrative charges	(3,137)	(5,467)	(417)

Net investment income (loss)	1,729	(5,467)	1,061

Increase (decrease) in net assets from operations:
Capital gain distributions	12,027	—	—
Realized capital gain (loss) on investments	65	(16,748)	(52)
Change in unrealized appreciation (depreciation)	40,617	59,103	(123)

Net gain (loss) on investments	52,709	42,355	(175)

Net increase (decrease) in net assets from operations	54,438	36,888	886

Contract owner transactions:
Variable annuity deposits	6,145	5,279	—
Terminations, withdrawals and annuity payments	(26,374)	(94,862)	—
Transfers between subaccounts, net	(336)	(13,060)	—
Maintenance charges and mortality adjustments	(494)	(1,821)	(66)

Increase (decrease) in net assets from contract transactions	(21,059)	(104,464)	(66)

Total increase (decrease) in net assets	33,379	(67,576)	820

Net assets as of December 31, 2024	$526,387	$379,198	$33,475

Investment income (loss):
Dividend distributions	5,675	—	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(2,515)	(4,657)	(336)

Net investment income (loss)	3,160	(4,657)	1,330

Increase (decrease) in net assets from operations:
Capital gain distributions	44,259	20,539	—
Realized capital gain (loss) on investments	(9,015)	(9,283)	(3,277)
Change in unrealized appreciation (depreciation)	(9,266)	(3,389)	3,553

Net gain (loss) on investments	25,978	7,867	276

Net increase (decrease) in net assets from operations	29,138	3,210	1,606

Contract owner transactions:
Variable annuity deposits	384	14,342	—
Terminations, withdrawals and annuity payments	(114,283)	(63,347)	(35,046)
Transfers between subaccounts, net	(302,038)	(4,739)	16
Maintenance charges and mortality adjustments	(388)	(1,582)	(51)

Increase (decrease) in net assets from contract transactions	(416,325)	(55,326)	(35,081)

Total increase (decrease) in net assets	(387,187)	(52,116)	(33,475)

Net assets as of December 31, 2025	$139,200	$327,082	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Growth Fund
Net assets as of December 31, 2023	$331,525	$7,480	$343,285

Investment income (loss):
Dividend distributions	10,121	221	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,867)	(20)	(1,616)

Net investment income (loss)	8,254	201	(1,616)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	283	44,971
Realized capital gain (loss) on investments	(1,939)	6	(2,475)
Change in unrealized appreciation (depreciation)	(3,419)	(73)	25,995

Net gain (loss) on investments	(5,358)	216	68,491

Net increase (decrease) in net assets from operations	2,896	417	66,875

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,022)	—	(7,889)
Transfers between subaccounts, net	139,569	—	—
Maintenance charges and mortality adjustments	(734)	(17)	(889)

Increase (decrease) in net assets from contract transactions	122,813	(17)	(8,778)

Total increase (decrease) in net assets	125,709	400	58,097

Net assets as of December 31, 2024	$457,234	$7,880	$401,382

Investment income (loss):
Dividend distributions	11,420	236	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,652)	(1,263)	(2,149)

Net investment income (loss)	9,768	(1,027)	(2,149)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,282	143,023
Realized capital gain (loss) on investments	(18,438)	23,536	(4,358)
Change in unrealized appreciation (depreciation)	29,591	1,460	(121,460)

Net gain (loss) on investments	11,153	26,278	17,205

Net increase (decrease) in net assets from operations	20,921	25,251	15,056

Contract owner transactions:
Variable annuity deposits	—	—	11,399
Terminations, withdrawals and annuity payments	(244,832)	—	(30,239)
Transfers between subaccounts, net	(112,680)	(22,097)	427,240
Maintenance charges and mortality adjustments	(486)	(197)	(956)

Increase (decrease) in net assets from contract transactions	(357,998)	(22,294)	407,444

Total increase (decrease) in net assets	(337,077)	2,957	422,500

Net assets as of December 31, 2025	$120,157	$10,837	$823,882

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2023	$215,393	$171,377	$62,910

Investment income (loss):
Dividend distributions	1,676	11,986	1,706
Investment Expenses:
Mortality and expense risk and administrative charges	(2,077)	(1,840)	(281)

Net investment income (loss)	(401)	10,146	1,425

Increase (decrease) in net assets from operations:
Capital gain distributions	12,968	—	912
Realized capital gain (loss) on investments	4,329	63	81
Change in unrealized appreciation (depreciation)	7,384	(1,515)	(2,418)

Net gain (loss) on investments	24,681	(1,452)	(1,425)

Net increase (decrease) in net assets from operations	24,280	8,694	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,716)	(24,838)	(1,358)
Transfers between subaccounts, net	6,190	—	—
Maintenance charges and mortality adjustments	(232)	(503)	(155)

Increase (decrease) in net assets from contract transactions	(9,758)	(25,341)	(1,513)

Total increase (decrease) in net assets	14,522	(16,647)	(1,513)

Net assets as of December 31, 2024	$229,915	$154,730	$61,397

Investment income (loss):
Dividend distributions	2,097	14,036	1,100
Investment Expenses:
Mortality and expense risk and administrative charges	(2,124)	(1,787)	(259)

Net investment income (loss)	(27)	12,249	841

Increase (decrease) in net assets from operations:
Capital gain distributions	23,768	—	—
Realized capital gain (loss) on investments	1,893	(176)	(186)
Change in unrealized appreciation (depreciation)	(8,078)	(8,380)	1,054

Net gain (loss) on investments	17,583	(8,556)	868

Net increase (decrease) in net assets from operations	17,556	3,693	1,709

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,484)	(570)	(4,066)
Transfers between subaccounts, net	(13,663)	—	14
Maintenance charges and mortality adjustments	(196)	(504)	(123)

Increase (decrease) in net assets from contract transactions	(17,343)	(1,074)	(4,175)

Total increase (decrease) in net assets	213	2,619	(2,466)

Net assets as of December 31, 2025	$230,128	$157,349	$58,931

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2023	$19,833	$125,660	$1,050,646

Investment income (loss):
Dividend distributions	1,086	4,397	40,277
Investment Expenses:
Mortality and expense risk and administrative charges	(230)	(534)	(4,200)

Net investment income (loss)	856	3,863	36,077

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(483)	4,686	(5)
Change in unrealized appreciation (depreciation)	731	(9,582)	(8,222)

Net gain (loss) on investments	248	(4,896)	(8,227)

Net increase (decrease) in net assets from operations	1,104	(1,033)	27,850

Contract owner transactions:
Variable annuity deposits	—	30	62,238
Terminations, withdrawals and annuity payments	(2,284)	(106,887)	(28,003)
Transfers between subaccounts, net	9	10	41,981
Maintenance charges and mortality adjustments	(39)	(127)	(830)

Increase (decrease) in net assets from contract transactions	(2,314)	(106,974)	75,386

Total increase (decrease) in net assets	(1,210)	(108,007)	103,236

Net assets as of December 31, 2024	$18,623	$17,653	$1,153,882

Investment income (loss):
Dividend distributions	1,852	336	50,560
Investment Expenses:
Mortality and expense risk and administrative charges	(296)	(207)	(4,598)

Net investment income (loss)	1,556	129	45,962

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(46)	(318)	(297)
Change in unrealized appreciation (depreciation)	(263)	68	37,702

Net gain (loss) on investments	(309)	(250)	37,405

Net increase (decrease) in net assets from operations	1,247	(121)	83,367

Contract owner transactions:
Variable annuity deposits	30	15	40,810
Terminations, withdrawals and annuity payments	—	(241)	(18,749)
Transfers between subaccounts, net	8,171	(2,568)	127,622
Maintenance charges and mortality adjustments	(48)	(49)	(979)

Increase (decrease) in net assets from contract transactions	8,153	(2,843)	148,704

Total increase (decrease) in net assets	9,400	(2,964)	232,071

Net assets as of December 31, 2025	$28,023	$14,689	$1,385,953

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2023	$100,400	$12,756	$31,550

Investment income (loss):
Dividend distributions	—	118	998
Investment Expenses:
Mortality and expense risk and administrative charges	(1,547)	(185)	(63)

Net investment income (loss)	(1,547)	(67)	935

Increase (decrease) in net assets from operations:
Capital gain distributions	—	353	—
Realized capital gain (loss) on investments	1,574	(10)	(2,221)
Change in unrealized appreciation (depreciation)	29,601	3,353	2,744

Net gain (loss) on investments	31,175	3,696	523

Net increase (decrease) in net assets from operations	29,628	3,629	1,458

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,905)	—	(16,393)
Transfers between subaccounts, net	(12,972)	—	—
Maintenance charges and mortality adjustments	(105)	(30)	(50)

Increase (decrease) in net assets from contract transactions	(18,982)	(30)	(16,443)

Total increase (decrease) in net assets	10,646	3,599	(14,985)

Net assets as of December 31, 2024	$111,046	$16,355	$16,565

Investment income (loss):
Dividend distributions	—	38	1,185
Investment Expenses:
Mortality and expense risk and administrative charges	(1,635)	(214)	(43)

Net investment income (loss)	(1,635)	(176)	1,142

Increase (decrease) in net assets from operations:
Capital gain distributions	11,790	2,754	—
Realized capital gain (loss) on investments	4,484	15	(14)
Change in unrealized appreciation (depreciation)	(3,093)	549	265

Net gain (loss) on investments	13,181	3,318	251

Net increase (decrease) in net assets from operations	11,546	3,142	1,393

Contract owner transactions:
Variable annuity deposits	8,579	—	—
Terminations, withdrawals and annuity payments	(7,274)	—	—
Transfers between subaccounts, net	(1,384)	—	—
Maintenance charges and mortality adjustments	(133)	(33)	(34)

Increase (decrease) in net assets from contract transactions	(212)	(33)	(34)

Total increase (decrease) in net assets	11,334	3,109	1,359

Net assets as of December 31, 2025	$122,380	$19,464	$17,924

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2023	$304,337	$67,239	$20,807

Investment income (loss):
Dividend distributions	1,601	385	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,843)	(194)	(265)

Net investment income (loss)	(242)	191	(265)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,509	6,664	—
Realized capital gain (loss) on investments	3,420	5	29
Change in unrealized appreciation (depreciation)	8,904	9,932	5,452

Net gain (loss) on investments	19,833	16,601	5,481

Net increase (decrease) in net assets from operations	19,591	16,792	5,216

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(108,615)	—	(21,026)
Transfers between subaccounts, net	(214,927)	—	—
Maintenance charges and mortality adjustments	(386)	—	(40)

Increase (decrease) in net assets from contract transactions	(323,928)	—	(21,066)

Total increase (decrease) in net assets	(304,337)	16,792	(15,850)

Net assets as of December 31, 2024	$—	$84,031	$4,957

Investment income (loss):
Dividend distributions	62	377	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29)	(221)	(62)

Net investment income (loss)	33	156	(62)

Increase (decrease) in net assets from operations:
Capital gain distributions	457	6,901	495
Realized capital gain (loss) on investments	1	19	(4)
Change in unrealized appreciation (depreciation)	(33)	6,030	(270)

Net gain (loss) on investments	425	12,950	221

Net increase (decrease) in net assets from operations	458	13,106	159

Contract owner transactions:
Variable annuity deposits	15	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	4,084	—	—
Maintenance charges and mortality adjustments	(5)	—	(10)

Increase (decrease) in net assets from contract transactions	4,094	—	(10)

Total increase (decrease) in net assets	4,552	13,106	149

Net assets as of December 31, 2025	$4,552	$97,137	$5,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2023	$16,435	$71,190	$232,930

Investment income (loss):
Dividend distributions	4,262	377	3,407
Investment Expenses:
Mortality and expense risk and administrative charges	(700)	(660)	(2,546)

Net investment income (loss)	3,562	(283)	861

Increase (decrease) in net assets from operations:
Capital gain distributions	7,486	920	1,180
Realized capital gain (loss) on investments	15,371	(595)	1,679
Change in unrealized appreciation (depreciation)	1,324	5,862	(4,981)

Net gain (loss) on investments	24,181	6,187	(2,122)

Net increase (decrease) in net assets from operations	27,743	5,904	(1,261)

Contract owner transactions:
Variable annuity deposits	269,100	—	—
Terminations, withdrawals and annuity payments	(295,175)	(52,874)	(24,160)
Transfers between subaccounts, net	286	—	1,515
Maintenance charges and mortality adjustments	(173)	(97)	(1,094)

Increase (decrease) in net assets from contract transactions	(25,962)	(52,971)	(23,739)

Total increase (decrease) in net assets	1,781	(47,067)	(25,000)

Net assets as of December 31, 2024	$18,216	$24,123	$207,930

Investment income (loss):
Dividend distributions	4,511	478	2,562
Investment Expenses:
Mortality and expense risk and administrative charges	(967)	(314)	(2,425)

Net investment income (loss)	3,544	164	137

Increase (decrease) in net assets from operations:
Capital gain distributions	26,081	1,372	13,979
Realized capital gain (loss) on investments	27	—	2,941
Change in unrealized appreciation (depreciation)	434	1,141	13,320

Net gain (loss) on investments	26,542	2,513	30,240

Net increase (decrease) in net assets from operations	30,086	2,677	30,377

Contract owner transactions:
Variable annuity deposits	295,103	—	6,863
Terminations, withdrawals and annuity payments	—	—	(26,984)
Transfers between subaccounts, net	(8,792)	—	(672)
Maintenance charges and mortality adjustments	(38)	(50)	(1,075)

Increase (decrease) in net assets from contract transactions	286,273	(50)	(21,868)

Total increase (decrease) in net assets	316,359	2,627	8,509

Net assets as of December 31, 2025	$334,575	$26,750	$216,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global	Invesco V.I. Global Real Estate	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2023	$139,596	$32,989	$116,994

Investment income (loss):
Dividend distributions	—	482	3,232
Investment Expenses:
Mortality and expense risk and administrative charges	(978)	(65)	(1,398)

Net investment income (loss)	(978)	417	1,834

Increase (decrease) in net assets from operations:
Capital gain distributions	9,414	—	—
Realized capital gain (loss) on investments	19	(2,883)	(2,531)
Change in unrealized appreciation (depreciation)	12,546	1,520	2,414

Net gain (loss) on investments	21,979	(1,363)	(117)

Net increase (decrease) in net assets from operations	21,001	(946)	1,717

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(13,225)	(17,609)
Transfers between subaccounts, net	—	(639)	—
Maintenance charges and mortality adjustments	(624)	(11)	(371)

Increase (decrease) in net assets from contract transactions	(624)	(13,875)	(17,980)

Total increase (decrease) in net assets	20,377	(14,821)	(16,263)

Net assets as of December 31, 2024	$159,973	$18,168	$100,731

Investment income (loss):
Dividend distributions	—	325	5,786
Investment Expenses:
Mortality and expense risk and administrative charges	(940)	(46)	(1,276)

Net investment income (loss)	(940)	279	4,510

Increase (decrease) in net assets from operations:
Capital gain distributions	21,617	—	—
Realized capital gain (loss) on investments	(7,258)	(309)	(108)
Change in unrealized appreciation (depreciation)	(5,122)	1,341	7,076

Net gain (loss) on investments	9,237	1,032	6,968

Net increase (decrease) in net assets from operations	8,297	1,311	11,478

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,054)	(1,516)	—
Transfers between subaccounts, net	(2,258)	(504)	—
Maintenance charges and mortality adjustments	(423)	—	(365)

Increase (decrease) in net assets from contract transactions	(49,735)	(2,020)	(365)

Total increase (decrease) in net assets	(41,438)	(709)	11,113

Net assets as of December 31, 2025	$118,535	$17,459	$111,844

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. International Growth Fund (a)
Net assets as of December 31, 2023	$822	$59,667	$147,254

Investment income (loss):
Dividend distributions	223	—	445
Investment Expenses:
Mortality and expense risk and administrative charges	(56)	(823)	(665)

Net investment income (loss)	167	(823)	(220)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	7,919
Realized capital gain (loss) on investments	(111)	(33)	(1,353)
Change in unrealized appreciation (depreciation)	122	2,398	(8,130)

Net gain (loss) on investments	11	2,365	(1,564)

Net increase (decrease) in net assets from operations	178	1,542	(1,784)

Contract owner transactions:
Variable annuity deposits	—	11	—
Terminations, withdrawals and annuity payments	(292)	—	(27,895)
Transfers between subaccounts, net	(114)	—	(956)
Maintenance charges and mortality adjustments	(14)	(182)	(351)

Increase (decrease) in net assets from contract transactions	(420)	(171)	(29,202)

Total increase (decrease) in net assets	(242)	1,371	(30,986)

Net assets as of December 31, 2024	$580	$61,038	$116,268

Investment income (loss):
Dividend distributions	14	—	70
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(872)	(621)

Net investment income (loss)	(25)	(872)	(551)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,918	10,362
Realized capital gain (loss) on investments	248	(6,885)	(930)
Change in unrealized appreciation (depreciation)	7	8,572	7,878

Net gain (loss) on investments	255	4,605	17,310

Net increase (decrease) in net assets from operations	230	3,733	16,759

Contract owner transactions:
Variable annuity deposits	—	5,641	—
Terminations, withdrawals and annuity payments	(247)	(5,416)	(11,788)
Transfers between subaccounts, net	(50)	4,364	(463)
Maintenance charges and mortality adjustments	(15)	(173)	(319)

Increase (decrease) in net assets from contract transactions	(312)	4,416	(12,570)

Total increase (decrease) in net assets	(82)	8,149	4,189

Net assets as of December 31, 2025	$498	$69,187	$120,457

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2023	$97,246	$277,920	$57,715

Investment income (loss):
Dividend distributions	115	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,022)	(3,484)	(524)

Net investment income (loss)	(907)	(3,484)	(524)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,307	9,859	2,051
Realized capital gain (loss) on investments	702	5,351	(715)
Change in unrealized appreciation (depreciation)	11,700	17,281	6,250

Net gain (loss) on investments	14,709	32,491	7,586

Net increase (decrease) in net assets from operations	13,802	29,007	7,062

Contract owner transactions:
Variable annuity deposits	—	18	—
Terminations, withdrawals and annuity payments	(14,256)	(29,216)	(22,627)
Transfers between subaccounts, net	(1,065)	(8,436)	(12)
Maintenance charges and mortality adjustments	(235)	(991)	(102)

Increase (decrease) in net assets from contract transactions	(15,556)	(38,625)	(22,741)

Total increase (decrease) in net assets	(1,754)	(9,618)	(15,679)

Net assets as of December 31, 2024	$95,492	$268,302	$42,036

Investment income (loss):
Dividend distributions	111	643	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,084)	(3,418)	(537)

Net investment income (loss)	(973)	(2,775)	(537)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,606	28,599	2,139
Realized capital gain (loss) on investments	490	1,988	16
Change in unrealized appreciation (depreciation)	(1,985)	(8,491)	1,105

Net gain (loss) on investments	9,111	22,096	3,260

Net increase (decrease) in net assets from operations	8,138	19,321	2,723

Contract owner transactions:
Variable annuity deposits	8,579	8,612	—
Terminations, withdrawals and annuity payments	(2,935)	(12,241)	—
Transfers between subaccounts, net	(605)	5,750	—
Maintenance charges and mortality adjustments	(215)	(966)	(40)

Increase (decrease) in net assets from contract transactions	4,824	1,155	(40)

Total increase (decrease) in net assets	12,962	20,476	2,683

Net assets as of December 31, 2025	$108,454	$288,778	$44,719

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Overseas
Net assets as of December 31, 2023	$300,307	$8,690	$330,597

Investment income (loss):
Dividend distributions	2,024	8	4,680
Investment Expenses:
Mortality and expense risk and administrative charges	(3,594)	(913)	(1,429)

Net investment income (loss)	(1,570)	(905)	3,251

Increase (decrease) in net assets from operations:
Capital gain distributions	14,336	4,857	—
Realized capital gain (loss) on investments	8,146	215	724
Change in unrealized appreciation (depreciation)	23,566	10,773	13,037

Net gain (loss) on investments	46,048	15,845	13,761

Net increase (decrease) in net assets from operations	44,478	14,940	17,012

Contract owner transactions:
Variable annuity deposits	18	—	11,040
Terminations, withdrawals and annuity payments	(5,157)	(2,913)	(3,508)
Transfers between subaccounts, net	(46,231)	61,600	(7)
Maintenance charges and mortality adjustments	(653)	(365)	(300)

Increase (decrease) in net assets from contract transactions	(52,023)	58,322	7,225

Total increase (decrease) in net assets	(7,545)	73,262	24,237

Net assets as of December 31, 2024	$292,762	$81,952	$354,834

Investment income (loss):
Dividend distributions	159	—	5,521
Investment Expenses:
Mortality and expense risk and administrative charges	(3,165)	(2,029)	(1,610)

Net investment income (loss)	(3,006)	(2,029)	3,911

Increase (decrease) in net assets from operations:
Capital gain distributions	28,315	16,736	—
Realized capital gain (loss) on investments	3,619	5,758	1,023
Change in unrealized appreciation (depreciation)	(8,913)	2,029	96,288

Net gain (loss) on investments	23,021	24,523	97,311

Net increase (decrease) in net assets from operations	20,015	22,494	101,222

Contract owner transactions:
Variable annuity deposits	36,378	—	10,163
Terminations, withdrawals and annuity payments	(5,204)	(19,667)	(2,131)
Transfers between subaccounts, net	(43,101)	202,926	3,260
Maintenance charges and mortality adjustments	(690)	(800)	(334)

Increase (decrease) in net assets from contract transactions	(12,617)	182,459	10,958

Total increase (decrease) in net assets	7,398	204,953	112,180

Net assets as of December 31, 2025	$300,160	$286,905	$467,014

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2023	$89,924	$393,874	$87,470

Investment income (loss):
Dividend distributions	—	19,721	150
Investment Expenses:
Mortality and expense risk and administrative charges	(495)	(4,157)	(841)

Net investment income (loss)	(495)	15,564	(691)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,219	—	—
Realized capital gain (loss) on investments	201	(5,424)	(848)
Change in unrealized appreciation (depreciation)	27,933	12,042	19,378

Net gain (loss) on investments	31,353	6,618	18,530

Net increase (decrease) in net assets from operations	30,858	22,182	17,839

Contract owner transactions:
Variable annuity deposits	—	30	—
Terminations, withdrawals and annuity payments	—	(20,295)	(5,915)
Transfers between subaccounts, net	—	(41,768)	(1,230)
Maintenance charges and mortality adjustments	(220)	(1,078)	(274)

Increase (decrease) in net assets from contract transactions	(220)	(63,111)	(7,419)

Total increase (decrease) in net assets	30,638	(40,929)	10,420

Net assets as of December 31, 2024	$120,562	$352,945	$97,890

Investment income (loss):
Dividend distributions	—	20,691	186
Investment Expenses:
Mortality and expense risk and administrative charges	(550)	(4,085)	(880)

Net investment income (loss)	(550)	16,606	(694)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,240	—	—
Realized capital gain (loss) on investments	7,379	(2,413)	3
Change in unrealized appreciation (depreciation)	1,965	10,108	13,576

Net gain (loss) on investments	19,584	7,695	13,579

Net increase (decrease) in net assets from operations	19,034	24,301	12,885

Contract owner transactions:
Variable annuity deposits	—	15	—
Terminations, withdrawals and annuity payments	—	(17,028)	(2,730)
Transfers between subaccounts, net	(23,429)	(4,348)	(1,066)
Maintenance charges and mortality adjustments	(234)	(1,030)	(285)

Increase (decrease) in net assets from contract transactions	(23,663)	(22,391)	(4,081)

Total increase (decrease) in net assets	(4,629)	1,910	8,804

Net assets as of December 31, 2025	$115,933	$354,855	$106,694

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	LVIP American Century Disciplined Core Value
Net assets as of December 31, 2023	$95,596	$13,544	$191,297

Investment income (loss):
Dividend distributions	949	—	1,247
Investment Expenses:
Mortality and expense risk and administrative charges	(1,352)	(36)	(556)

Net investment income (loss)	(403)	(36)	691

Increase (decrease) in net assets from operations:
Capital gain distributions	8,237	—	—
Realized capital gain (loss) on investments	209	(2,319)	(23,573)
Change in unrealized appreciation (depreciation)	10,178	6,735	38,446

Net gain (loss) on investments	18,624	4,416	14,873

Net increase (decrease) in net assets from operations	18,221	4,380	15,564

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(17,893)	(124,438)
Transfers between subaccounts, net	—	(4)	(2,023)
Maintenance charges and mortality adjustments	(595)	(27)	(176)

Increase (decrease) in net assets from contract transactions	(595)	(17,924)	(126,637)

Total increase (decrease) in net assets	17,626	(13,544)	(111,073)

Net assets as of December 31, 2024	$113,222	$—	$80,224

Investment income (loss):
Dividend distributions	704	—	1,221
Investment Expenses:
Mortality and expense risk and administrative charges	(1,499)	(33)	(205)

Net investment income (loss)	(795)	(33)	1,016

Increase (decrease) in net assets from operations:
Capital gain distributions	13,011	2,191	—
Realized capital gain (loss) on investments	255	9	260
Change in unrealized appreciation (depreciation)	5,397	(976)	9,912

Net gain (loss) on investments	18,663	1,224	10,172

Net increase (decrease) in net assets from operations	17,868	1,191	11,188

Contract owner transactions:
Variable annuity deposits	—	22,395	—
Terminations, withdrawals and annuity payments	—	(1,436)	(3,096)
Transfers between subaccounts, net	—	(5)	(1,148)
Maintenance charges and mortality adjustments	(514)	(27)	—

Increase (decrease) in net assets from contract transactions	(514)	20,927	(4,244)

Total increase (decrease) in net assets	17,354	22,118	6,944

Net assets as of December 31, 2025	$130,576	$22,118	$87,168

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Inflation Protection	LVIP American Century International	LVIP American Century Mid Cap Value (b)
Net assets as of December 31, 2023	$46,445	$51,958	$47,700

Investment income (loss):
Dividend distributions	1,719	424	1,149
Investment Expenses:
Mortality and expense risk and administrative charges	(115)	(441)	(274)

Net investment income (loss)	1,604	(17)	875

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,271
Realized capital gain (loss) on investments	(167)	(588)	310
Change in unrealized appreciation (depreciation)	(859)	1,994	299

Net gain (loss) on investments	(1,026)	1,406	2,880

Net increase (decrease) in net assets from operations	578	1,389	3,755

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,133)	—	(3,364)
Transfers between subaccounts, net	6	(23,095)	(1,109)
Maintenance charges and mortality adjustments	(32)	(69)	(30)

Increase (decrease) in net assets from contract transactions	(1,159)	(23,164)	(4,503)

Total increase (decrease) in net assets	(581)	(21,775)	(748)

Net assets as of December 31, 2024	$45,864	$30,183	$46,952

Investment income (loss):
Dividend distributions	3,444	366	8,710
Investment Expenses:
Mortality and expense risk and administrative charges	(117)	(414)	(626)

Net investment income (loss)	3,327	(48)	8,084

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	43,323
Realized capital gain (loss) on investments	(180)	14	80
Change in unrealized appreciation (depreciation)	(433)	4,369	(41,183)

Net gain (loss) on investments	(613)	4,383	2,220

Net increase (decrease) in net assets from operations	2,714	4,335	10,304

Contract owner transactions:
Variable annuity deposits	—	—	11,399
Terminations, withdrawals and annuity payments	(1,127)	—	(3,764)
Transfers between subaccounts, net	3	—	477,732
Maintenance charges and mortality adjustments	(31)	(32)	(132)

Increase (decrease) in net assets from contract transactions	(1,155)	(32)	485,235

Total increase (decrease) in net assets	1,559	4,303	495,539

Net assets as of December 31, 2025	$47,423	$34,486	$542,491

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Value	LVIP JPMorgan Core Bond Fund	LVIP JPMorgan Small Cap Core Fund
Net assets as of December 31, 2023	$59,724	$30,491	$51,665

Investment income (loss):
Dividend distributions	1,780	1,232	371
Investment Expenses:
Mortality and expense risk and administrative charges	(451)	(374)	(694)

Net investment income (loss)	1,329	858	(323)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,560	—	857
Realized capital gain (loss) on investments	59	(281)	(29)
Change in unrealized appreciation (depreciation)	134	(523)	4,661

Net gain (loss) on investments	3,753	(804)	5,489

Net increase (decrease) in net assets from operations	5,082	54	5,166

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,692)	(628)
Transfers between subaccounts, net	—	(583)	—
Maintenance charges and mortality adjustments	(127)	(22)	(262)

Increase (decrease) in net assets from contract transactions	(127)	(2,297)	(890)

Total increase (decrease) in net assets	4,955	(2,243)	4,276

Net assets as of December 31, 2024	$64,679	$28,248	$55,941

Investment income (loss):
Dividend distributions	1,042	631	236
Investment Expenses:
Mortality and expense risk and administrative charges	(486)	(336)	(688)

Net investment income (loss)	556	295	(452)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,393	—	4,622
Realized capital gain (loss) on investments	76	(789)	(87)
Change in unrealized appreciation (depreciation)	3,690	2,088	613

Net gain (loss) on investments	9,159	1,299	5,148

Net increase (decrease) in net assets from operations	9,715	1,594	4,696

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(11,322)	(2,550)
Transfers between subaccounts, net	—	(400)	(354)
Maintenance charges and mortality adjustments	(140)	(18)	(263)

Increase (decrease) in net assets from contract transactions	(140)	(11,740)	(3,167)

Total increase (decrease) in net assets	9,575	(10,146)	1,529

Net assets as of December 31, 2025	$74,254	$18,102	$57,470

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP JPMorgan US Equity Fund	MFS® VIT Global Tactical Allocation	MFS® VIT II Research International
Net assets as of December 31, 2023	$10,151	$74,774	$60,862

Investment income (loss):
Dividend distributions	67	—	740
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(399)	(756)

Net investment income (loss)	(102)	(399)	(16)

Increase (decrease) in net assets from operations:
Capital gain distributions	601	—	—
Realized capital gain (loss) on investments	2	(2,607)	955
Change in unrealized appreciation (depreciation)	1,794	4,941	(64)

Net gain (loss) on investments	2,397	2,334	891

Net increase (decrease) in net assets from operations	2,295	1,935	875

Contract owner transactions:
Variable annuity deposits	—	300	—
Terminations, withdrawals and annuity payments	—	(32,681)	(11,702)
Transfers between subaccounts, net	7,372	(44,268)	5,335
Maintenance charges and mortality adjustments	(27)	(60)	(118)

Increase (decrease) in net assets from contract transactions	7,345	(76,709)	(6,485)

Total increase (decrease) in net assets	9,640	(74,774)	(5,610)

Net assets as of December 31, 2024	$19,791	$—	$55,252

Investment income (loss):
Dividend distributions	56	—	797
Investment Expenses:
Mortality and expense risk and administrative charges	(259)	—	(772)

Net investment income (loss)	(203)	—	25

Increase (decrease) in net assets from operations:
Capital gain distributions	615	—	—
Realized capital gain (loss) on investments	18	—	109
Change in unrealized appreciation (depreciation)	2,105	—	11,038

Net gain (loss) on investments	2,738	—	11,147

Net increase (decrease) in net assets from operations	2,535	—	11,172

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(41)	—	(123)

Increase (decrease) in net assets from contract transactions	(41)	—	(123)

Total increase (decrease) in net assets	2,494	—	11,049

Net assets as of December 31, 2025	$22,285	$—	$66,301

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery	MFS® VIT Research
Net assets as of December 31, 2023	$139,081	$322,925	$50,029

Investment income (loss):
Dividend distributions	1,719	—	203
Investment Expenses:
Mortality and expense risk and administrative charges	(1,334)	(1,024)	(676)

Net investment income (loss)	385	(1,024)	(473)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,688	—	3,179
Realized capital gain (loss) on investments	744	(23)	746
Change in unrealized appreciation (depreciation)	647	20,903	4,888

Net gain (loss) on investments	8,079	20,880	8,813

Net increase (decrease) in net assets from operations	8,464	19,856	8,340

Contract owner transactions:
Variable annuity deposits	24	11,040	—
Terminations, withdrawals and annuity payments	(2,564)	(3,451)	(3,661)
Transfers between subaccounts, net	—	(18)	—
Maintenance charges and mortality adjustments	(235)	(291)	(106)

Increase (decrease) in net assets from contract transactions	(2,775)	7,280	(3,767)

Total increase (decrease) in net assets	5,689	27,136	4,573

Net assets as of December 31, 2024	$144,770	$350,061	$54,602

Investment income (loss):
Dividend distributions	2,239	—	85
Investment Expenses:
Mortality and expense risk and administrative charges	(1,467)	(849)	(686)

Net investment income (loss)	772	(849)	(601)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,575	—	13,229
Realized capital gain (loss) on investments	2,350	33,736	541
Change in unrealized appreciation (depreciation)	32,618	(2,446)	(7,324)

Net gain (loss) on investments	44,543	31,290	6,446

Net increase (decrease) in net assets from operations	45,315	30,441	5,845

Contract owner transactions:
Variable annuity deposits	12	1,044	—
Terminations, withdrawals and annuity payments	(3,027)	(3,908)	(3,647)
Transfers between subaccounts, net	(4,234)	(314,820)	—
Maintenance charges and mortality adjustments	(210)	(243)	(110)

Increase (decrease) in net assets from contract transactions	(7,459)	(317,927)	(3,757)

Total increase (decrease) in net assets	37,856	(287,486)	2,088

Net assets as of December 31, 2025	$182,626	$62,575	$56,690

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Total Return	MFS® VIT Total Return Bond	MFS® VIT Utilities
Net assets as of December 31, 2023	$35,289	$—	$33,418

Investment income (loss):
Dividend distributions	850	—	719
Investment Expenses:
Mortality and expense risk and administrative charges	(464)	—	(369)

Net investment income (loss)	386	—	350

Increase (decrease) in net assets from operations:
Capital gain distributions	1,822	—	1,001
Realized capital gain (loss) on investments	32	—	228
Change in unrealized appreciation (depreciation)	(61)	—	2,209

Net gain (loss) on investments	1,793	—	3,438

Net increase (decrease) in net assets from operations	2,179	—	3,788

Contract owner transactions:
Variable annuity deposits	—	—	192
Terminations, withdrawals and annuity payments	(489)	—	(8,804)
Transfers between subaccounts, net	—	—	(12)
Maintenance charges and mortality adjustments	(74)	—	(82)

Increase (decrease) in net assets from contract transactions	(563)	—	(8,706)

Total increase (decrease) in net assets	1,616	—	(4,918)

Net assets as of December 31, 2024	$36,905	$—	$28,500

Investment income (loss):
Dividend distributions	845	—	841
Investment Expenses:
Mortality and expense risk and administrative charges	(432)	(13)	(384)

Net investment income (loss)	413	(13)	457

Increase (decrease) in net assets from operations:
Capital gain distributions	2,485	—	419
Realized capital gain (loss) on investments	149	—	60
Change in unrealized appreciation (depreciation)	136	—	2,870

Net gain (loss) on investments	2,770	—	3,349

Net increase (decrease) in net assets from operations	3,183	(13)	3,806

Contract owner transactions:
Variable annuity deposits	—	—	191
Terminations, withdrawals and annuity payments	(5,699)	—	—
Transfers between subaccounts, net	(15)	23	—
Maintenance charges and mortality adjustments	(68)	(10)	(78)

Increase (decrease) in net assets from contract transactions	(5,782)	13	113

Total increase (decrease) in net assets	(2,599)	—	3,919

Net assets as of December 31, 2025	$34,306	$—	$32,419

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$24,250	$976,981	$774,087

Investment income (loss):
Dividend distributions	341	17,649	17,287
Investment Expenses:
Mortality and expense risk and administrative charges	(332)	(12,292)	(9,801)

Net investment income (loss)	9	5,357	7,486

Increase (decrease) in net assets from operations:
Capital gain distributions	395	9,461	—
Realized capital gain (loss) on investments	83	1,965	(9,315)
Change in unrealized appreciation (depreciation)	2,695	68,781	33,764

Net gain (loss) on investments	3,173	80,207	24,449

Net increase (decrease) in net assets from operations	3,182	85,564	31,935

Contract owner transactions:
Variable annuity deposits	—	—	52,231
Terminations, withdrawals and annuity payments	—	(45,754)	(102,608)
Transfers between subaccounts, net	—	89	(860)
Maintenance charges and mortality adjustments	(118)	(3,074)	(2,392)

Increase (decrease) in net assets from contract transactions	(118)	(48,739)	(53,629)

Total increase (decrease) in net assets	3,064	36,825	(21,694)

Net assets as of December 31, 2024	$27,314	$1,013,806	$752,393

Investment income (loss):
Dividend distributions	—	17,370	19,730
Investment Expenses:
Mortality and expense risk and administrative charges	(167)	(11,782)	(9,345)

Net investment income (loss)	(167)	5,588	10,385

Increase (decrease) in net assets from operations:
Capital gain distributions	—	98,226	—
Realized capital gain (loss) on investments	7,414	28,573	(15,277)
Change in unrealized appreciation (depreciation)	(5,354)	(9,398)	64,595

Net gain (loss) on investments	2,060	117,401	49,318

Net increase (decrease) in net assets from operations	1,893	122,989	59,703

Contract owner transactions:
Variable annuity deposits	—	164,195	234,505
Terminations, withdrawals and annuity payments	(29,167)	(509,282)	(286,893)
Transfers between subaccounts, net	6	6,989	(5,934)
Maintenance charges and mortality adjustments	(46)	(2,811)	(1,613)

Increase (decrease) in net assets from contract transactions	(29,207)	(340,909)	(59,935)

Total increase (decrease) in net assets	(27,314)	(217,920)	(232)

Net assets as of December 31, 2025	$—	$795,886	$752,161

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	NAA All Cap Value Series
Net assets as of December 31, 2023	$272,071	$51,754	$119,226

Investment income (loss):
Dividend distributions	3,964	1,200	2,035
Investment Expenses:
Mortality and expense risk and administrative charges	(3,481)	(460)	(1,549)

Net investment income (loss)	483	740	486

Increase (decrease) in net assets from operations:
Capital gain distributions	5,455	348	6,449
Realized capital gain (loss) on investments	3,117	93	167
Change in unrealized appreciation (depreciation)	20,350	2,483	3,513

Net gain (loss) on investments	28,922	2,924	10,129

Net increase (decrease) in net assets from operations	29,405	3,664	10,615

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(28,540)	(829)	(346)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(1,035)	(65)	(553)

Increase (decrease) in net assets from contract transactions	(29,575)	(894)	(899)

Total increase (decrease) in net assets	(170)	2,770	9,716

Net assets as of December 31, 2024	$271,901	$54,524	$128,942

Investment income (loss):
Dividend distributions	2,857	1,023	2,003
Investment Expenses:
Mortality and expense risk and administrative charges	(3,087)	(433)	(1,615)

Net investment income (loss)	(230)	590	388

Increase (decrease) in net assets from operations:
Capital gain distributions	14,349	3,595	29,409
Realized capital gain (loss) on investments	17,782	1,696	107
Change in unrealized appreciation (depreciation)	4,647	(207)	(15,122)

Net gain (loss) on investments	36,778	5,084	14,394

Net increase (decrease) in net assets from operations	36,548	5,674	14,782

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(99,928)	(13,290)	(348)
Transfers between subaccounts, net	—	—	(332)
Maintenance charges and mortality adjustments	(821)	(58)	(535)

Increase (decrease) in net assets from contract transactions	(100,749)	(13,348)	(1,215)

Total increase (decrease) in net assets	(64,201)	(7,674)	13,567

Net assets as of December 31, 2025	$207,700	$46,850	$142,509

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Cap Value Series	NAA Large Growth Series	NAA Mid Growth Series
Net assets as of December 31, 2023	$202,387	$57,901	$136,912

Investment income (loss):
Dividend distributions	3,669	1,844	1,038
Investment Expenses:
Mortality and expense risk and administrative charges	(2,431)	(624)	(934)

Net investment income (loss)	1,238	1,220	104

Increase (decrease) in net assets from operations:
Capital gain distributions	15,112	—	—
Realized capital gain (loss) on investments	3,492	69	23,430
Change in unrealized appreciation (depreciation)	4,927	16,584	(9,545)

Net gain (loss) on investments	23,531	16,653	13,885

Net increase (decrease) in net assets from operations	24,769	17,873	13,989

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(47,423)	(334)	(106,284)
Transfers between subaccounts, net	36,035	56	(17,421)
Maintenance charges and mortality adjustments	(1,320)	(137)	(126)

Increase (decrease) in net assets from contract transactions	(12,708)	(415)	(123,831)

Total increase (decrease) in net assets	12,061	17,458	(109,842)

Net assets as of December 31, 2024	$214,448	$75,359	$27,070

Investment income (loss):
Dividend distributions	2,937	1,986	773
Investment Expenses:
Mortality and expense risk and administrative charges	(2,076)	(726)	(340)

Net investment income (loss)	861	1,260	433

Increase (decrease) in net assets from operations:
Capital gain distributions	34,134	16,676	1,191
Realized capital gain (loss) on investments	3,229	201	164
Change in unrealized appreciation (depreciation)	(17,150)	(6,176)	(3,221)

Net gain (loss) on investments	20,213	10,701	(1,866)

Net increase (decrease) in net assets from operations	21,074	11,961	(1,433)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(14,599)	(320)	(191)
Transfers between subaccounts, net	(5,713)	—	1,923
Maintenance charges and mortality adjustments	(1,183)	(159)	(14)

Increase (decrease) in net assets from contract transactions	(21,495)	(479)	1,718

Total increase (decrease) in net assets	(421)	11,482	285

Net assets as of December 31, 2025	$214,027	$86,841	$27,355

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Cap Value Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Net assets as of December 31, 2023	$33,052	$44,553	$51,357

Investment income (loss):
Dividend distributions	381	613	1,390
Investment Expenses:
Mortality and expense risk and administrative charges	(260)	(405)	(571)

Net investment income (loss)	121	208	819

Increase (decrease) in net assets from operations:
Capital gain distributions	1,406	1,250	—
Realized capital gain (loss) on investments	7	29	943
Change in unrealized appreciation (depreciation)	845	2,092	3,684

Net gain (loss) on investments	2,258	3,371	4,627

Net increase (decrease) in net assets from operations	2,379	3,579	5,446

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,056)	(657)	(5,856)
Transfers between subaccounts, net	57	—	(595)
Maintenance charges and mortality adjustments	(112)	(156)	(156)

Increase (decrease) in net assets from contract transactions	(2,111)	(813)	(6,607)

Total increase (decrease) in net assets	268	2,766	(1,161)

Net assets as of December 31, 2024	$33,320	$47,319	$50,196

Investment income (loss):
Dividend distributions	323	537	967
Investment Expenses:
Mortality and expense risk and administrative charges	(236)	(411)	(544)

Net investment income (loss)	87	126	423

Increase (decrease) in net assets from operations:
Capital gain distributions	6,038	11,608	8,100
Realized capital gain (loss) on investments	(16)	18	1,339
Change in unrealized appreciation (depreciation)	(5,358)	(8,760)	(212)

Net gain (loss) on investments	664	2,866	9,227

Net increase (decrease) in net assets from operations	751	2,992	9,650

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,082)	(663)	(6,221)
Transfers between subaccounts, net	—	—	(549)
Maintenance charges and mortality adjustments	(104)	(156)	(150)

Increase (decrease) in net assets from contract transactions	(2,186)	(819)	(6,920)

Total increase (decrease) in net assets	(1,435)	2,173	2,730

Net assets as of December 31, 2025	$31,885	$49,492	$52,926

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio (a)	Nomura VIP Asset Strategy Series (a)	Nomura VIP Balanced Series (a)
Net assets as of December 31, 2023	$316,916	$527,396	$35,524

Investment income (loss):
Dividend distributions	1,026	10,601	503
Investment Expenses:
Mortality and expense risk and administrative charges	(5,355)	(6,929)	(488)

Net investment income (loss)	(4,329)	3,672	15

Increase (decrease) in net assets from operations:
Capital gain distributions	22,099	21,240	—
Realized capital gain (loss) on investments	5,060	486	(96)
Change in unrealized appreciation (depreciation)	70,939	33,720	5,104

Net gain (loss) on investments	98,098	55,446	5,008

Net increase (decrease) in net assets from operations	93,769	59,118	5,023

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(11,150)	(27,880)	—
Transfers between subaccounts, net	85,501	(8)	—
Maintenance charges and mortality adjustments	(1,211)	(17)	(79)

Increase (decrease) in net assets from contract transactions	73,140	(27,905)	(79)

Total increase (decrease) in net assets	166,909	31,213	4,944

Net assets as of December 31, 2024	$483,825	$558,609	$40,468

Investment income (loss):
Dividend distributions	—	7,824	450
Investment Expenses:
Mortality and expense risk and administrative charges	(5,718)	(7,554)	(450)

Net investment income (loss)	(5,718)	270	—

Increase (decrease) in net assets from operations:
Capital gain distributions	29,906	41,056	1,363
Realized capital gain (loss) on investments	31,465	1,056	(795)
Change in unrealized appreciation (depreciation)	(415)	42,573	3,082

Net gain (loss) on investments	60,956	84,685	3,650

Net increase (decrease) in net assets from operations	55,238	84,955	3,650

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(13,204)	—	(8,473)
Transfers between subaccounts, net	(104,029)	—	20
Maintenance charges and mortality adjustments	(999)	—	(71)

Increase (decrease) in net assets from contract transactions	(118,232)	—	(8,524)

Total increase (decrease) in net assets	(62,994)	84,955	(4,874)

Net assets as of December 31, 2025	$420,831	$643,564	$35,594

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Energy Series (a)	Nomura VIP Global Growth Series (a)	Nomura VIP Growth Series (a)
Net assets as of December 31, 2023	$35,696	$143,993	$46,403

Investment income (loss):
Dividend distributions	158	1,480	—
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(1,570)	(132)

Net investment income (loss)	72	(90)	(132)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,204	6,721
Realized capital gain (loss) on investments	6,074	(4,366)	65
Change in unrealized appreciation (depreciation)	(6,775)	26,283	4,241

Net gain (loss) on investments	(701)	23,121	11,027

Net increase (decrease) in net assets from operations	(629)	23,031	10,895

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(29,943)	(13,694)	(542)
Transfers between subaccounts, net	(164)	10,669	—
Maintenance charges and mortality adjustments	(24)	(46)	(103)

Increase (decrease) in net assets from contract transactions	(30,131)	(3,071)	(645)

Total increase (decrease) in net assets	(30,760)	19,960	10,250

Net assets as of December 31, 2024	$4,936	$163,953	$56,653

Investment income (loss):
Dividend distributions	50	342	—
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(1,216)	(120)

Net investment income (loss)	(17)	(874)	(120)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	18,372	9,779
Realized capital gain (loss) on investments	573	(21,779)	2,311
Change in unrealized appreciation (depreciation)	538	29,278	(7,618)

Net gain (loss) on investments	1,111	25,871	4,472

Net increase (decrease) in net assets from operations	1,094	24,997	4,352

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15)	(137,545)	(600)
Transfers between subaccounts, net	(559)	(1,253)	(33,074)
Maintenance charges and mortality adjustments	(13)	(44)	(111)

Increase (decrease) in net assets from contract transactions	(587)	(138,842)	(33,785)

Total increase (decrease) in net assets	507	(113,845)	(29,433)

Net assets as of December 31, 2025	$5,443	$50,108	$27,220

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP High Income Series (a)	Nomura VIP International Core Equity Series (a)	Nomura VIP Limited+Term Bond Series (a)
Net assets as of December 31, 2023	$48,874	$41,612	$483

Investment income (loss):
Dividend distributions	1,532	500	—
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(519)	—

Net investment income (loss)	1,411	(19)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	90	—
Realized capital gain (loss) on investments	(4,289)	14	8
Change in unrealized appreciation (depreciation)	4,389	1,039	(8)

Net gain (loss) on investments	100	1,143	—

Net increase (decrease) in net assets from operations	1,511	1,124	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,019)	(3,778)	(482)
Transfers between subaccounts, net	(23,021)	4	(1)
Maintenance charges and mortality adjustments	(9)	(82)	—

Increase (decrease) in net assets from contract transactions	(28,049)	(3,856)	(483)

Total increase (decrease) in net assets	(26,538)	(2,732)	(483)

Net assets as of December 31, 2024	$22,336	$38,880	$—

Investment income (loss):
Dividend distributions	1,462	176	—
Investment Expenses:
Mortality and expense risk and administrative charges	(55)	(558)	—

Net investment income (loss)	1,407	(382)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	9	2,154	—
Realized capital gain (loss) on investments	(448)	68	—
Change in unrealized appreciation (depreciation)	503	6,932	—

Net gain (loss) on investments	64	9,154	—

Net increase (decrease) in net assets from operations	1,471	8,772	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,817)	(214)	—
Transfers between subaccounts, net	(620)	—	—
Maintenance charges and mortality adjustments	—	(90)	—

Increase (decrease) in net assets from contract transactions	(2,437)	(304)	—

Total increase (decrease) in net assets	(966)	8,468	—

Net assets as of December 31, 2025	$21,370	$47,348	$—

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Mid Cap Growth Series (a)	Nomura VIP Natural Resources Series (a)	Nomura VIP Science And Technology Series (a)
Net assets as of December 31, 2023	$505,181	$3,923	$80,713

Investment income (loss):
Dividend distributions	—	220	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,996)	(50)	(796)

Net investment income (loss)	(1,996)	170	(796)

Increase (decrease) in net assets from operations:
Capital gain distributions	15,557	—	3,819
Realized capital gain (loss) on investments	419	9	125
Change in unrealized appreciation (depreciation)	(5,072)	(250)	27,548

Net gain (loss) on investments	10,904	(241)	31,492

Net increase (decrease) in net assets from operations	8,908	(71)	30,696

Contract owner transactions:
Variable annuity deposits	17,640	—	1,000
Terminations, withdrawals and annuity payments	(6,869)	—	(7,484)
Transfers between subaccounts, net	6,375	—	33,704
Maintenance charges and mortality adjustments	(378)	(20)	(330)

Increase (decrease) in net assets from contract transactions	16,768	(20)	26,890

Total increase (decrease) in net assets	25,676	(91)	57,586

Net assets as of December 31, 2024	$530,857	$3,832	$138,299

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,513)	(54)	(901)

Net investment income (loss)	(1,513)	(54)	(901)

Increase (decrease) in net assets from operations:
Capital gain distributions	124,468	—	24,559
Realized capital gain (loss) on investments	(66,800)	15	11,655
Change in unrealized appreciation (depreciation)	(29,982)	1,417	11,312

Net gain (loss) on investments	27,686	1,432	47,526

Net increase (decrease) in net assets from operations	26,173	1,378	46,625

Contract owner transactions:
Variable annuity deposits	38,004	—	28,623
Terminations, withdrawals and annuity payments	(21,985)	—	(9,000)
Transfers between subaccounts, net	(481,340)	—	(47,316)
Maintenance charges and mortality adjustments	(291)	(23)	(324)

Increase (decrease) in net assets from contract transactions	(465,612)	(23)	(28,017)

Total increase (decrease) in net assets	(439,439)	1,355	18,608

Net assets as of December 31, 2025	$91,418	$5,187	$156,907

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Small Cap Growth Series (a)	Nomura VIP Smid Cap Core Series (a)	PIMCO VIT All Asset
Net assets as of December 31, 2023	$54,908	$27,683	$51,138

Investment income (loss):
Dividend distributions	—	88	2,955
Investment Expenses:
Mortality and expense risk and administrative charges	(752)	(72)	(398)

Net investment income (loss)	(752)	16	2,557

Increase (decrease) in net assets from operations:
Capital gain distributions	—	49	—
Realized capital gain (loss) on investments	(640)	(3,650)	(3,087)
Change in unrealized appreciation (depreciation)	8,431	4,767	2,495

Net gain (loss) on investments	7,791	1,166	(592)

Net increase (decrease) in net assets from operations	7,039	1,182	1,965

Contract owner transactions:
Variable annuity deposits	480	—	36
Terminations, withdrawals and annuity payments	(1,573)	(25,433)	(25,687)
Transfers between subaccounts, net	—	(21)	(43)
Maintenance charges and mortality adjustments	(120)	(32)	(71)

Increase (decrease) in net assets from contract transactions	(1,213)	(25,486)	(25,765)

Total increase (decrease) in net assets	5,826	(24,304)	(23,800)

Net assets as of December 31, 2024	$60,734	$3,379	$27,338

Investment income (loss):
Dividend distributions	—	5	1,535
Investment Expenses:
Mortality and expense risk and administrative charges	(814)	(42)	(340)

Net investment income (loss)	(814)	(37)	1,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	142	—
Realized capital gain (loss) on investments	(203)	(6)	(1,926)
Change in unrealized appreciation (depreciation)	12,085	138	2,684

Net gain (loss) on investments	11,882	274	758

Net increase (decrease) in net assets from operations	11,068	237	1,953

Contract owner transactions:
Variable annuity deposits	480	—	18
Terminations, withdrawals and annuity payments	(234)	—	—
Transfers between subaccounts, net	13,921	—	(3,788)
Maintenance charges and mortality adjustments	(151)	(6)	(61)

Increase (decrease) in net assets from contract transactions	14,016	(6)	(3,831)

Total increase (decrease) in net assets	25,084	231	(1,878)

Net assets as of December 31, 2025	$85,818	$3,610	$25,460

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
Net assets as of December 31, 2023	$201,530	$244,305	$24,155

Investment income (loss):
Dividend distributions	3,984	15,488	248
Investment Expenses:
Mortality and expense risk and administrative charges	(1,201)	(834)	(54)

Net investment income (loss)	2,783	14,654	194

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(59,673)	(2,863)	(4,675)
Change in unrealized appreciation (depreciation)	63,130	4,873	4,011

Net gain (loss) on investments	3,457	2,010	(664)

Net increase (decrease) in net assets from operations	6,240	16,664	(470)

Contract owner transactions:
Variable annuity deposits	44,060	11,040	—
Terminations, withdrawals and annuity payments	(5,442)	(6,176)	—
Transfers between subaccounts, net	(114,539)	(10,329)	(18,358)
Maintenance charges and mortality adjustments	(229)	(175)	(16)

Increase (decrease) in net assets from contract transactions	(76,150)	(5,640)	(18,374)

Total increase (decrease) in net assets	(69,910)	11,024	(18,844)

Net assets as of December 31, 2024	$131,620	$255,329	$5,311

Investment income (loss):
Dividend distributions	3,890	18,556	251
Investment Expenses:
Mortality and expense risk and administrative charges	(424)	(884)	(14)

Net investment income (loss)	3,466	17,672	237

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(228)	(750)	(6)
Change in unrealized appreciation (depreciation)	20,599	20,336	425

Net gain (loss) on investments	20,371	19,586	419

Net increase (decrease) in net assets from operations	23,837	37,258	656

Contract owner transactions:
Variable annuity deposits	—	8,232	—
Terminations, withdrawals and annuity payments	(2,724)	(6,909)	—
Transfers between subaccounts, net	38	(1,361)	—
Maintenance charges and mortality adjustments	(139)	(206)	(11)

Increase (decrease) in net assets from contract transactions	(2,825)	(244)	(11)

Total increase (decrease) in net assets	21,012	37,014	645

Net assets as of December 31, 2025	$152,632	$292,343	$5,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative
Net assets as of December 31, 2023	$2,330	$103,331	$418,616

Investment income (loss):
Dividend distributions	38	1,993	26,185
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(310)	(9,230)

Net investment income (loss)	36	1,683	16,955

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(209)	(7,088)	(395)
Change in unrealized appreciation (depreciation)	157	2,510	8,528

Net gain (loss) on investments	(52)	(4,578)	8,133

Net increase (decrease) in net assets from operations	(16)	(2,895)	25,088

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,321)	(3,180)	(18,272)
Transfers between subaccounts, net	10	(42,150)	370,706
Maintenance charges and mortality adjustments	(3)	(51)	(4,619)

Increase (decrease) in net assets from contract transactions	(2,314)	(45,381)	347,815

Total increase (decrease) in net assets	(2,330)	(48,276)	372,903

Net assets as of December 31, 2024	$—	$55,055	$791,519

Investment income (loss):
Dividend distributions	—	1,995	11,895
Investment Expenses:
Mortality and expense risk and administrative charges	—	(296)	(4,266)

Net investment income (loss)	—	1,699	7,629

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(634)	9,937
Change in unrealized appreciation (depreciation)	—	4,133	(4,429)

Net gain (loss) on investments	—	3,499	5,508

Net increase (decrease) in net assets from operations	—	5,198	13,137

Contract owner transactions:
Variable annuity deposits	—	—	2,156
Terminations, withdrawals and annuity payments	—	(2,868)	(673,853)
Transfers between subaccounts, net	—	3,538	9,461
Maintenance charges and mortality adjustments	—	(50)	(1,614)

Increase (decrease) in net assets from contract transactions	—	620	(663,850)

Total increase (decrease) in net assets	—	5,818	(650,713)

Net assets as of December 31, 2025	$—	$60,873	$140,806

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative	PIMCO VIT Real Return Advisor
Net assets as of December 31, 2023	$279,207	$243,403	$260,923

Investment income (loss):
Dividend distributions	10,873	6,370	7,745
Investment Expenses:
Mortality and expense risk and administrative charges	(2,858)	(3,478)	(1,216)

Net investment income (loss)	8,015	2,892	6,529

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(535)	(2,190)	(4,275)
Change in unrealized appreciation (depreciation)	1,662	731	4,807

Net gain (loss) on investments	1,127	(1,459)	532

Net increase (decrease) in net assets from operations	9,142	1,433	7,061

Contract owner transactions:
Variable annuity deposits	126	—	84,731
Terminations, withdrawals and annuity payments	(4,734)	(10,204)	(24,559)
Transfers between subaccounts, net	5	16,683	(171,377)
Maintenance charges and mortality adjustments	(391)	(747)	(371)

Increase (decrease) in net assets from contract transactions	(4,994)	5,732	(111,576)

Total increase (decrease) in net assets	4,148	7,165	(104,515)

Net assets as of December 31, 2024	$283,355	$250,568	$156,408

Investment income (loss):
Dividend distributions	10,874	8,232	6,427
Investment Expenses:
Mortality and expense risk and administrative charges	(2,871)	(3,477)	(1,295)

Net investment income (loss)	8,003	4,755	5,132

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(669)	(4,413)	(4,110)
Change in unrealized appreciation (depreciation)	4,722	14,734	10,671

Net gain (loss) on investments	4,053	10,321	6,561

Net increase (decrease) in net assets from operations	12,056	15,076	11,693

Contract owner transactions:
Variable annuity deposits	63	—	—
Terminations, withdrawals and annuity payments	(765)	(13,596)	(2,389)
Transfers between subaccounts, net	(11,208)	(10,159)	(423)
Maintenance charges and mortality adjustments	(385)	(767)	(369)

Increase (decrease) in net assets from contract transactions	(12,295)	(24,522)	(3,181)

Total increase (decrease) in net assets	(239)	(9,446)	8,512

Net assets as of December 31, 2025	$283,116	$241,122	$164,920

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor
Net assets as of December 31, 2023	$681,601	$364,407	$502,675

Investment income (loss):
Dividend distributions	32,753	14,336	18,732
Investment Expenses:
Mortality and expense risk and administrative charges	(3,587)	(5,024)	(4,514)

Net investment income (loss)	29,166	9,312	14,218

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	241	(8,111)	(10,181)
Change in unrealized appreciation (depreciation)	5,559	1,826	2,986

Net gain (loss) on investments	5,800	(6,285)	(7,195)

Net increase (decrease) in net assets from operations	34,966	3,027	7,023

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(11,943)	(46,020)	(29,170)
Transfers between subaccounts, net	(69,892)	28,525	(30,109)
Maintenance charges and mortality adjustments	(2,092)	(1,878)	(910)

Increase (decrease) in net assets from contract transactions	(83,927)	(19,373)	(60,189)

Total increase (decrease) in net assets	(48,961)	(16,346)	(53,166)

Net assets as of December 31, 2024	$632,640	$348,061	$449,509

Investment income (loss):
Dividend distributions	29,534	13,101	18,576
Investment Expenses:
Mortality and expense risk and administrative charges	(3,631)	(4,490)	(4,289)

Net investment income (loss)	25,903	8,611	14,287

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	551	(9,995)	(1,540)
Change in unrealized appreciation (depreciation)	417	24,135	22,068

Net gain (loss) on investments	968	14,140	20,528

Net increase (decrease) in net assets from operations	26,871	22,751	34,815

Contract owner transactions:
Variable annuity deposits	—	2,826	—
Terminations, withdrawals and annuity payments	(14,068)	(67,070)	(6,702)
Transfers between subaccounts, net	28,067	(1,965)	(935)
Maintenance charges and mortality adjustments	(2,103)	(1,817)	(890)

Increase (decrease) in net assets from contract transactions	11,896	(68,026)	(8,527)

Total increase (decrease) in net assets	38,767	(45,275)	26,288

Net assets as of December 31, 2025	$671,407	$302,786	$475,797

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Core Equity Fund	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value
Net assets as of December 31, 2023	$—	$364,775	$582,137

Investment income (loss):
Dividend distributions	—	—	7,046
Investment Expenses:
Mortality and expense risk and administrative charges	(16)	(4,975)	(4,497)

Net investment income (loss)	(16)	(4,975)	2,549

Increase (decrease) in net assets from operations:
Capital gain distributions	—	17,822	28,677
Realized capital gain (loss) on investments	—	11,587	14,882
Change in unrealized appreciation (depreciation)	(2,300)	90,438	61,573

Net gain (loss) on investments	(2,300)	119,847	105,132

Net increase (decrease) in net assets from operations	(2,316)	114,872	107,681

Contract owner transactions:
Variable annuity deposits	—	—	30
Terminations, withdrawals and annuity payments	—	(42,369)	(35,708)
Transfers between subaccounts, net	94,406	(607)	162,216
Maintenance charges and mortality adjustments	(18)	(1,435)	(950)

Increase (decrease) in net assets from contract transactions	94,388	(44,411)	125,588

Total increase (decrease) in net assets	92,072	70,461	233,269

Net assets as of December 31, 2024	$92,072	$435,236	$815,406

Investment income (loss):
Dividend distributions	389	—	12,059
Investment Expenses:
Mortality and expense risk and administrative charges	(305)	(5,681)	(4,760)

Net investment income (loss)	84	(5,681)	7,299

Increase (decrease) in net assets from operations:
Capital gain distributions	8,153	42,776	57,683
Realized capital gain (loss) on investments	(24,258)	2,755	39,595
Change in unrealized appreciation (depreciation)	2,300	18,439	(32,664)

Net gain (loss) on investments	(13,805)	63,970	64,614

Net increase (decrease) in net assets from operations	(13,721)	58,289	71,913

Contract owner transactions:
Variable annuity deposits	—	19,473	15
Terminations, withdrawals and annuity payments	—	(1,916)	(255,911)
Transfers between subaccounts, net	(78,306)	(583)	(133,019)
Maintenance charges and mortality adjustments	(45)	(1,623)	(770)

Increase (decrease) in net assets from contract transactions	(78,351)	15,351	(389,685)

Total increase (decrease) in net assets	(92,072)	73,640	(317,772)

Net assets as of December 31, 2025	$—	$508,876	$497,634

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Small Cap Growth	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2023	$29,325	$63,183	$143,181

Investment income (loss):
Dividend distributions	—	1,737	1,143
Investment Expenses:
Mortality and expense risk and administrative charges	(429)	(861)	(1,536)

Net investment income (loss)	(429)	876	(393)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	98	318	11,258
Change in unrealized appreciation (depreciation)	6,716	12,274	(14,054)

Net gain (loss) on investments	6,814	12,592	(2,796)

Net increase (decrease) in net assets from operations	6,385	13,468	(3,189)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(579)	(46,793)
Transfers between subaccounts, net	—	—	5,014
Maintenance charges and mortality adjustments	(136)	(279)	(402)

Increase (decrease) in net assets from contract transactions	(136)	(858)	(42,181)

Total increase (decrease) in net assets	6,249	12,610	(45,370)

Net assets as of December 31, 2024	$35,574	$75,793	$97,811

Investment income (loss):
Dividend distributions	134	521	1,724
Investment Expenses:
Mortality and expense risk and administrative charges	(692)	(1,008)	(1,389)

Net investment income (loss)	(558)	(487)	335

Increase (decrease) in net assets from operations:
Capital gain distributions	2,324	—	9,590
Realized capital gain (loss) on investments	118	917	2,926
Change in unrealized appreciation (depreciation)	(790)	16,170	20,714

Net gain (loss) on investments	1,652	17,087	33,230

Net increase (decrease) in net assets from operations	1,094	16,600	33,565

Contract owner transactions:
Variable annuity deposits	6,839	—	15,428
Terminations, withdrawals and annuity payments	(226)	(1,496)	(7,023)
Transfers between subaccounts, net	318,028	—	(1,515)
Maintenance charges and mortality adjustments	(205)	(296)	(386)

Increase (decrease) in net assets from contract transactions	324,436	(1,792)	6,504

Total increase (decrease) in net assets	325,530	14,808	40,069

Net assets as of December 31, 2025	$361,104	$90,601	$137,880

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2023	$198,091	$49,118	$57,603

Investment income (loss):
Dividend distributions	—	2,099	851
Investment Expenses:
Mortality and expense risk and administrative charges	(2,331)	(639)	(723)

Net investment income (loss)	(2,331)	1,460	128

Increase (decrease) in net assets from operations:
Capital gain distributions	18,438	—	—
Realized capital gain (loss) on investments	(399)	283	175
Change in unrealized appreciation (depreciation)	(21,235)	1,263	1,418

Net gain (loss) on investments	(3,196)	1,546	1,593

Net increase (decrease) in net assets from operations	(5,527)	3,006	1,721

Contract owner transactions:
Variable annuity deposits	13,563	—	24
Terminations, withdrawals and annuity payments	(5,936)	(4,125)	(4,304)
Transfers between subaccounts, net	1,317	(3,270)	(13)
Maintenance charges and mortality adjustments	(651)	(262)	(143)

Increase (decrease) in net assets from contract transactions	8,293	(7,657)	(4,436)

Total increase (decrease) in net assets	2,766	(4,651)	(2,715)

Net assets as of December 31, 2024	$200,857	$44,467	$54,888

Investment income (loss):
Dividend distributions	—	2,057	716
Investment Expenses:
Mortality and expense risk and administrative charges	(2,322)	(598)	(637)

Net investment income (loss)	(2,322)	1,459	79

Increase (decrease) in net assets from operations:
Capital gain distributions	9,788	—	4,008
Realized capital gain (loss) on investments	(687)	482	606
Change in unrealized appreciation (depreciation)	49,885	(215)	(6,870)

Net gain (loss) on investments	58,986	267	(2,256)

Net increase (decrease) in net assets from operations	56,664	1,726	(2,177)

Contract owner transactions:
Variable annuity deposits	3	—	12
Terminations, withdrawals and annuity payments	(3,518)	(3,167)	(4,945)
Transfers between subaccounts, net	(517)	7,821	(2,988)
Maintenance charges and mortality adjustments	(651)	(214)	(123)

Increase (decrease) in net assets from contract transactions	(4,683)	4,440	(8,044)

Total increase (decrease) in net assets	51,981	6,166	(10,221)

Net assets as of December 31, 2025	$252,838	$50,633	$44,667

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Dow 2x Strategy (b)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2023	$92,542	$213,807	$118,406

Investment income (loss):
Dividend distributions	1,126	—	3,373
Investment Expenses:
Mortality and expense risk and administrative charges	(1,278)	(2,918)	(1,263)

Net investment income (loss)	(152)	(2,918)	2,110

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,924	—
Realized capital gain (loss) on investments	1,250	29,556	4,546
Change in unrealized appreciation (depreciation)	16,191	5,802	(8,326)

Net gain (loss) on investments	17,441	38,282	(3,780)

Net increase (decrease) in net assets from operations	17,289	35,364	(1,670)

Contract owner transactions:
Variable annuity deposits	—	—	16,946
Terminations, withdrawals and annuity payments	(2,979)	(37,094)	(3,772)
Transfers between subaccounts, net	—	(3,777)	(334)
Maintenance charges and mortality adjustments	(249)	(1,202)	(360)

Increase (decrease) in net assets from contract transactions	(3,228)	(42,073)	12,480

Total increase (decrease) in net assets	14,061	(6,709)	10,810

Net assets as of December 31, 2024	$106,603	$207,098	$129,216

Investment income (loss):
Dividend distributions	888	—	2,496
Investment Expenses:
Mortality and expense risk and administrative charges	(1,177)	(2,978)	(1,140)

Net investment income (loss)	(289)	(2,978)	1,356

Increase (decrease) in net assets from operations:
Capital gain distributions	—	82,871	—
Realized capital gain (loss) on investments	6,092	2,845	867
Change in unrealized appreciation (depreciation)	10,569	(1,334)	6,465

Net gain (loss) on investments	16,661	84,382	7,332

Net increase (decrease) in net assets from operations	16,372	81,404	8,688

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,472)	(1,352)	(1,294)
Transfers between subaccounts, net	(13)	—	(2,549)
Maintenance charges and mortality adjustments	(121)	(1,274)	(324)

Increase (decrease) in net assets from contract transactions	(16,606)	(2,626)	(4,167)

Total increase (decrease) in net assets	(234)	78,778	4,521

Net assets as of December 31, 2025	$106,369	$285,876	$133,737

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (b)	Rydex VIF Financial Services
Net assets as of December 31, 2023	$24,994	$27	$49,918

Investment income (loss):
Dividend distributions	—	2	498
Investment Expenses:
Mortality and expense risk and administrative charges	(259)	—	(717)

Net investment income (loss)	(259)	2	(219)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	219
Realized capital gain (loss) on investments	(3,250)	—	97
Change in unrealized appreciation (depreciation)	2,184	(3)	10,194

Net gain (loss) on investments	(1,066)	(3)	10,510

Net increase (decrease) in net assets from operations	(1,325)	(1)	10,291

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,328)	—	—
Transfers between subaccounts, net	17	—	—
Maintenance charges and mortality adjustments	(80)	—	(287)

Increase (decrease) in net assets from contract transactions	(7,391)	—	(287)

Total increase (decrease) in net assets	(8,716)	(1)	10,004

Net assets as of December 31, 2024	$16,278	$26	$59,922

Investment income (loss):
Dividend distributions	10	—	166
Investment Expenses:
Mortality and expense risk and administrative charges	(191)	—	(399)

Net investment income (loss)	(181)	—	(233)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	666
Realized capital gain (loss) on investments	(247)	—	5,792
Change in unrealized appreciation (depreciation)	478	9	(3,256)

Net gain (loss) on investments	231	9	3,202

Net increase (decrease) in net assets from operations	50	9	2,969

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(101)	—	(31,108)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(63)	—	(214)

Increase (decrease) in net assets from contract transactions	(164)	—	(31,322)

Total increase (decrease) in net assets	(114)	9	(28,353)

Net assets as of December 31, 2025	$16,164	$35	$31,569

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy (b)	Rydex VIF Health Care	Rydex VIF Internet
Net assets as of December 31, 2023	$19,682	$155,255	$142,795

Investment income (loss):
Dividend distributions	284	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(115)	(2,004)	(1,772)

Net investment income (loss)	169	(2,004)	(1,772)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,306	—
Realized capital gain (loss) on investments	(4,248)	1,350	(1,772)
Change in unrealized appreciation (depreciation)	2,376	(5,178)	32,502

Net gain (loss) on investments	(1,872)	478	30,730

Net increase (decrease) in net assets from operations	(1,703)	(1,526)	28,958

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(459)	(3,928)	(27,456)
Transfers between subaccounts, net	(10,657)	6	518
Maintenance charges and mortality adjustments	(8)	(741)	(712)

Increase (decrease) in net assets from contract transactions	(11,124)	(4,663)	(27,650)

Total increase (decrease) in net assets	(12,827)	(6,189)	1,308

Net assets as of December 31, 2024	$6,855	$149,066	$144,103

Investment income (loss):
Dividend distributions	220	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(88)	(1,843)	(2,033)

Net investment income (loss)	132	(1,843)	(2,033)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	16,236	17,847
Realized capital gain (loss) on investments	(211)	1,448	615
Change in unrealized appreciation (depreciation)	116	2,018	9,485

Net gain (loss) on investments	(95)	19,702	27,947

Net increase (decrease) in net assets from operations	37	17,859	25,914

Contract owner transactions:
Variable annuity deposits	—	—	10,812
Terminations, withdrawals and annuity payments	(374)	(8,581)	(2,423)
Transfers between subaccounts, net	(157)	(1,707)	(204)
Maintenance charges and mortality adjustments	(7)	(636)	(814)

Increase (decrease) in net assets from contract transactions	(538)	(10,924)	7,371

Total increase (decrease) in net assets	(501)	6,935	33,285

Net assets as of December 31, 2025	$6,354	$156,001	$177,388

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100® Strategy
Net assets as of December 31, 2023	$3,750	$13,495	$13,850

Investment income (loss):
Dividend distributions	1	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(12)	(12)

Net investment income (loss)	(2)	(12)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	681	(2,266)	(2,475)
Change in unrealized appreciation (depreciation)	(167)	1,814	1,578

Net gain (loss) on investments	514	(452)	(897)

Net increase (decrease) in net assets from operations	512	(464)	(909)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,224)	(60)	(59)
Transfers between subaccounts, net	(33)	(12,962)	(12,873)
Maintenance charges and mortality adjustments	(5)	(9)	(9)

Increase (decrease) in net assets from contract transactions	(4,262)	(13,031)	(12,941)

Total increase (decrease) in net assets	(3,750)	(13,495)	(13,850)

Net assets as of December 31, 2024	$—	$—	$—

Investment income (loss):
Dividend distributions	1	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(37)	—	—

Net investment income (loss)	(36)	—	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	178	—	(7)
Change in unrealized appreciation (depreciation)	—	—	—

Net gain (loss) on investments	178	—	(7)

Net increase (decrease) in net assets from operations	142	—	(7)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(45)	—	—
Transfers between subaccounts, net	(94)	—	7
Maintenance charges and mortality adjustments	(3)	—	—

Increase (decrease) in net assets from contract transactions	(142)	—	7

Total increase (decrease) in net assets	—	—	—

Net assets as of December 31, 2025	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Russell 2000® Strategy (b)	Rydex VIF Inverse S&P 500 Strategy (b)	Rydex VIF Japan 2x Strategy (b)
Net assets as of December 31, 2023	$13,394	$3,359	$51,609

Investment income (loss):
Dividend distributions	30	371	1,954
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(8)	(707)

Net investment income (loss)	12	363	1,247

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,379)	(23)	14
Change in unrealized appreciation (depreciation)	2,348	(789)	(1,370)

Net gain (loss) on investments	(31)	(812)	(1,356)

Net increase (decrease) in net assets from operations	(19)	(449)	(109)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(59)	—	(114)
Transfers between subaccounts, net	(12,887)	(26)	(2)
Maintenance charges and mortality adjustments	(40)	(6)	(152)

Increase (decrease) in net assets from contract transactions	(12,986)	(32)	(268)

Total increase (decrease) in net assets	(13,005)	(481)	(377)

Net assets as of December 31, 2024	$389	$2,878	$51,232

Investment income (loss):
Dividend distributions	11	247	2,540
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(7)	(766)

Net investment income (loss)	6	240	1,774

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(42)	(10)	85
Change in unrealized appreciation (depreciation)	(1)	(578)	23,510

Net gain (loss) on investments	(43)	(588)	23,595

Net increase (decrease) in net assets from operations	(37)	(348)	25,369

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(119)
Transfers between subaccounts, net	(4)	5	(2)
Maintenance charges and mortality adjustments	(31)	(6)	(167)

Increase (decrease) in net assets from contract transactions	(35)	(1)	(288)

Total increase (decrease) in net assets	(72)	(349)	25,081

Net assets as of December 31, 2025	$317	$2,529	$76,313

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (b)	Rydex VIF Money Market
Net assets as of December 31, 2023	$49,584	$64,077	$3,120,786

Investment income (loss):
Dividend distributions	30	431	170,038
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(886)	(47,261)

Net investment income (loss)	(634)	(455)	122,777

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,350
Realized capital gain (loss) on investments	72	(123)	—
Change in unrealized appreciation (depreciation)	8,000	9,411	—

Net gain (loss) on investments	8,072	9,288	1,350

Net increase (decrease) in net assets from operations	7,438	8,833	124,127

Contract owner transactions:
Variable annuity deposits	—	—	528,270
Terminations, withdrawals and annuity payments	—	(614)	(288,125)
Transfers between subaccounts, net	—	—	1,856,320
Maintenance charges and mortality adjustments	(154)	(184)	(15,631)

Increase (decrease) in net assets from contract transactions	(154)	(798)	2,080,834

Total increase (decrease) in net assets	7,284	8,035	2,204,961

Net assets as of December 31, 2024	$56,868	$72,112	$5,325,747

Investment income (loss):
Dividend distributions	—	336	147,035
Investment Expenses:
Mortality and expense risk and administrative charges	(755)	(881)	(57,292)

Net investment income (loss)	(755)	(545)	89,743

Increase (decrease) in net assets from operations:
Capital gain distributions	—	232	—
Realized capital gain (loss) on investments	203	(44)	—
Change in unrealized appreciation (depreciation)	4,603	3,039	1

Net gain (loss) on investments	4,806	3,227	1

Net increase (decrease) in net assets from operations	4,051	2,682	89,744

Contract owner transactions:
Variable annuity deposits	—	—	8,453
Terminations, withdrawals and annuity payments	—	(1,210)	(607,770)
Transfers between subaccounts, net	—	—	93,625
Maintenance charges and mortality adjustments	(174)	(175)	(18,575)

Increase (decrease) in net assets from contract transactions	(174)	(1,385)	(524,267)

Total increase (decrease) in net assets	3,877	1,297	(434,523)

Net assets as of December 31, 2025	$60,745	$73,409	$4,891,224

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (b)	Rydex VIF Nova (b)
Net assets as of December 31, 2023	$243,288	$7,909	$35,329

Investment income (loss):
Dividend distributions	505	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,210)	(122)	(503)

Net investment income (loss)	(1,705)	(122)	(503)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,676	—	—
Realized capital gain (loss) on investments	33,421	216	1,654
Change in unrealized appreciation (depreciation)	17,742	2,990	9,211

Net gain (loss) on investments	55,839	3,206	10,865

Net increase (decrease) in net assets from operations	54,134	3,084	10,362

Contract owner transactions:
Variable annuity deposits	6	—	—
Terminations, withdrawals and annuity payments	(67,613)	(561)	(3,026)
Transfers between subaccounts, net	(3,923)	—	1,676
Maintenance charges and mortality adjustments	(656)	(52)	(157)

Increase (decrease) in net assets from contract transactions	(72,186)	(613)	(1,507)

Total increase (decrease) in net assets	(18,052)	2,471	8,855

Net assets as of December 31, 2024	$225,236	$10,380	$44,184

Investment income (loss):
Dividend distributions	81	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,272)	(181)	(551)

Net investment income (loss)	(2,191)	(181)	(551)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,705	1,146	—
Realized capital gain (loss) on investments	16,114	338	3,122
Change in unrealized appreciation (depreciation)	14,960	2,881	4,372

Net gain (loss) on investments	45,779	4,365	7,494

Net increase (decrease) in net assets from operations	43,588	4,184	6,943

Contract owner transactions:
Variable annuity deposits	33,266	18	—
Terminations, withdrawals and annuity payments	(9,092)	(651)	(2,961)
Transfers between subaccounts, net	(3,470)	4,903	(2,550)
Maintenance charges and mortality adjustments	(685)	(62)	(165)

Increase (decrease) in net assets from contract transactions	20,019	4,208	(5,676)

Total increase (decrease) in net assets	63,607	8,392	1,267

Net assets as of December 31, 2025	$288,843	$18,772	$45,451

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Net assets as of December 31, 2023	$134,533	$71,373	$53,472

Investment income (loss):
Dividend distributions	2,013	927	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,780)	(946)	(490)

Net investment income (loss)	233	(19)	(490)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,250	234	3,940
Change in unrealized appreciation (depreciation)	5,155	2,014	2,960

Net gain (loss) on investments	11,405	2,248	6,900

Net increase (decrease) in net assets from operations	11,638	2,229	6,410

Contract owner transactions:
Variable annuity deposits	204	—	—
Terminations, withdrawals and annuity payments	(16,162)	(3,472)	(27,565)
Transfers between subaccounts, net	(2,792)	6,259	(312)
Maintenance charges and mortality adjustments	(590)	(290)	(136)

Increase (decrease) in net assets from contract transactions	(19,340)	2,497	(28,013)

Total increase (decrease) in net assets	(7,702)	4,726	(21,603)

Net assets as of December 31, 2024	$126,831	$76,099	$31,869

Investment income (loss):
Dividend distributions	4,776	1,138	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,627)	(899)	(425)

Net investment income (loss)	2,149	239	(425)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	607
Realized capital gain (loss) on investments	4,299	837	21
Change in unrealized appreciation (depreciation)	177,803	486	2,632

Net gain (loss) on investments	182,102	1,323	3,260

Net increase (decrease) in net assets from operations	184,251	1,562	2,835

Contract owner transactions:
Variable annuity deposits	213	—	355
Terminations, withdrawals and annuity payments	(1,313)	(11,024)	(36)
Transfers between subaccounts, net	3,419	(6,346)	(7)
Maintenance charges and mortality adjustments	(889)	(272)	(125)

Increase (decrease) in net assets from contract transactions	1,430	(17,642)	187

Total increase (decrease) in net assets	185,681	(16,080)	3,022

Net assets as of December 31, 2025	$312,512	$60,019	$34,891

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Russell 2000® 1.5x Strategy (b)	Rydex VIF Russell 2000® 2x Strategy (b)	Rydex VIF S&P 500 2x Strategy (b)
Net assets as of December 31, 2023	$313	$244	$205,278

Investment income (loss):
Dividend distributions	3	1	1,641
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(4)	(3,205)

Net investment income (loss)	(1)	(3)	(1,564)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2	—
Realized capital gain (loss) on investments	(94)	(1)	3,007
Change in unrealized appreciation (depreciation)	107	20	80,951

Net gain (loss) on investments	13	21	83,958

Net increase (decrease) in net assets from operations	12	18	82,394

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(69)	—	—
Transfers between subaccounts, net	879	2	(90)
Maintenance charges and mortality adjustments	(6)	(1)	(857)

Increase (decrease) in net assets from contract transactions	804	1	(947)

Total increase (decrease) in net assets	816	19	81,447

Net assets as of December 31, 2024	$1,129	$263	$286,725

Investment income (loss):
Dividend distributions	4	14	304
Investment Expenses:
Mortality and expense risk and administrative charges	(4)	(3)	(3,835)

Net investment income (loss)	—	11	(3,531)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(119)	(1)	3,225
Change in unrealized appreciation (depreciation)	58	18	68,782

Net gain (loss) on investments	(61)	17	72,007

Net increase (decrease) in net assets from operations	(61)	28	68,476

Contract owner transactions:
Variable annuity deposits	—	—	12
Terminations, withdrawals and annuity payments	(68)	—	—
Transfers between subaccounts, net	(779)	—	3,215
Maintenance charges and mortality adjustments	(2)	(2)	(844)

Increase (decrease) in net assets from contract transactions	(849)	(2)	2,383

Total increase (decrease) in net assets	(910)	26	70,859

Net assets as of December 31, 2025	$219	$289	$357,584

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Net assets as of December 31, 2023	$139,488	$537,910	$152,500

Investment income (loss):
Dividend distributions	94	7,477	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,011)	(4,709)	(1,706)

Net investment income (loss)	(1,917)	2,768	(1,706)

Increase (decrease) in net assets from operations:
Capital gain distributions	656	—	13
Realized capital gain (loss) on investments	(574)	7,092	577
Change in unrealized appreciation (depreciation)	36,194	42,653	22,143

Net gain (loss) on investments	36,276	49,745	22,733

Net increase (decrease) in net assets from operations	34,359	52,513	21,027

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,372)	(24,466)	(2,846)
Transfers between subaccounts, net	4,593	4,788	710
Maintenance charges and mortality adjustments	(709)	(2,107)	(264)

Increase (decrease) in net assets from contract transactions	(3,488)	(21,785)	(2,400)

Total increase (decrease) in net assets	30,871	30,728	18,627

Net assets as of December 31, 2024	$170,359	$568,638	$171,127

Investment income (loss):
Dividend distributions	—	7,233	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,227)	(4,856)	(1,294)

Net investment income (loss)	(2,227)	2,377	(1,294)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,843	28,349	9,370
Realized capital gain (loss) on investments	2,596	16,395	(561)
Change in unrealized appreciation (depreciation)	(3,371)	35,770	1,810

Net gain (loss) on investments	18,068	80,514	10,619

Net increase (decrease) in net assets from operations	15,841	82,891	9,325

Contract owner transactions:
Variable annuity deposits	—	—	6,569
Terminations, withdrawals and annuity payments	(3,266)	(51,266)	(98,994)
Transfers between subaccounts, net	(1,261)	12,877	(15,262)
Maintenance charges and mortality adjustments	(735)	(2,100)	(237)

Increase (decrease) in net assets from contract transactions	(5,262)	(40,489)	(107,924)

Total increase (decrease) in net assets	10,579	42,402	(98,599)

Net assets as of December 31, 2025	$180,938	$611,040	$72,528

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value
Net assets as of December 31, 2023	$197,873	$32,749	$61,875

Investment income (loss):
Dividend distributions	147	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,906)	(307)	(740)

Net investment income (loss)	(1,759)	(307)	(740)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,132	—	—
Realized capital gain (loss) on investments	1,041	(261)	1,319
Change in unrealized appreciation (depreciation)	(2,050)	1,954	481

Net gain (loss) on investments	8,123	1,693	1,800

Net increase (decrease) in net assets from operations	6,364	1,386	1,060

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,049)	(19,545)	(6,141)
Transfers between subaccounts, net	(3)	340	(360)
Maintenance charges and mortality adjustments	(664)	(54)	(54)

Increase (decrease) in net assets from contract transactions	(6,716)	(19,259)	(6,555)

Total increase (decrease) in net assets	(352)	(17,873)	(5,495)

Net assets as of December 31, 2024	$197,521	$14,876	$56,380

Investment income (loss):
Dividend distributions	245	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,868)	(197)	(698)

Net investment income (loss)	(1,623)	(197)	(698)

Increase (decrease) in net assets from operations:
Capital gain distributions	20,044	—	1,684
Realized capital gain (loss) on investments	2,849	19	2,624
Change in unrealized appreciation (depreciation)	(11,126)	1,237	(493)

Net gain (loss) on investments	11,767	1,256	3,815

Net increase (decrease) in net assets from operations	10,144	1,059	3,117

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(23,830)	(117)	(8,783)
Transfers between subaccounts, net	(1,036)	—	(639)
Maintenance charges and mortality adjustments	(574)	(37)	(46)

Increase (decrease) in net assets from contract transactions	(25,440)	(154)	(9,468)

Total increase (decrease) in net assets	(15,296)	905	(6,351)

Net assets as of December 31, 2025	$182,225	$15,781	$50,029

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Strengthening Dollar 2x Strategy (b)	Rydex VIF Technology	Rydex VIF Transportation
Net assets as of December 31, 2023	$14,640	$3,301,859	$31,658

Investment income (loss):
Dividend distributions	160	—	32
Investment Expenses:
Mortality and expense risk and administrative charges	(99)	(30,991)	(277)

Net investment income (loss)	61	(30,991)	(245)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	63,836	—
Realized capital gain (loss) on investments	1,255	652,993	(1,087)
Change in unrealized appreciation (depreciation)	695	(111,638)	(213)

Net gain (loss) on investments	1,950	605,191	(1,300)

Net increase (decrease) in net assets from operations	2,011	574,200	(1,545)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,031)	(13,730)	(15,415)
Transfers between subaccounts, net	(10,334)	(2,259,941)	597
Maintenance charges and mortality adjustments	(7)	(11,793)	(45)

Increase (decrease) in net assets from contract transactions	(11,372)	(2,285,464)	(14,863)

Total increase (decrease) in net assets	(9,361)	(1,711,264)	(16,408)

Net assets as of December 31, 2024	$5,279	$1,590,595	$15,250

Investment income (loss):
Dividend distributions	91	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(34)	(21,958)	(189)

Net investment income (loss)	57	(21,958)	(189)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	160,913	—
Realized capital gain (loss) on investments	(653)	15,198	(65)
Change in unrealized appreciation (depreciation)	(734)	228,832	1,816

Net gain (loss) on investments	(1,387)	404,943	1,751

Net increase (decrease) in net assets from operations	(1,330)	382,985	1,562

Contract owner transactions:
Variable annuity deposits	—	12,231	—
Terminations, withdrawals and annuity payments	(144)	(21,318)	(107)
Transfers between subaccounts, net	(2,568)	8,324	—
Maintenance charges and mortality adjustments	(1)	(7,826)	(33)

Increase (decrease) in net assets from contract transactions	(2,713)	(8,589)	(140)

Total increase (decrease) in net assets	(4,043)	374,396	1,422

Net assets as of December 31, 2025	$1,236	$1,964,991	$16,672

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy (b)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2023	$78,979	$114	$758,277

Investment income (loss):
Dividend distributions	1,141	6	—
Investment Expenses:
Mortality and expense risk and administrative charges	(837)	(1)	(7,588)

Net investment income (loss)	304	5	(7,588)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	47,989
Realized capital gain (loss) on investments	613	(1)	29,741
Change in unrealized appreciation (depreciation)	13,310	(20)	217,208

Net gain (loss) on investments	13,923	(21)	294,938

Net increase (decrease) in net assets from operations	14,227	(16)	287,350

Contract owner transactions:
Variable annuity deposits	—	—	36
Terminations, withdrawals and annuity payments	(4,321)	—	(91,298)
Transfers between subaccounts, net	32	(3)	133,628
Maintenance charges and mortality adjustments	(355)	—	(2,099)

Increase (decrease) in net assets from contract transactions	(4,644)	(3)	40,267

Total increase (decrease) in net assets	9,583	(19)	327,617

Net assets as of December 31, 2024	$88,562	$95	$1,085,894

Investment income (loss):
Dividend distributions	1,400	5	—
Investment Expenses:
Mortality and expense risk and administrative charges	(937)	(3)	(7,370)

Net investment income (loss)	463	2	(7,370)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	62,926
Realized capital gain (loss) on investments	1,285	9	136,973
Change in unrealized appreciation (depreciation)	12,400	17	(82,267)

Net gain (loss) on investments	13,685	26	117,632

Net increase (decrease) in net assets from operations	14,148	28	110,262

Contract owner transactions:
Variable annuity deposits	—	—	43,248
Terminations, withdrawals and annuity payments	(3,600)	(17)	(266,269)
Transfers between subaccounts, net	2,367	3	(267,642)
Maintenance charges and mortality adjustments	(394)	(1)	(1,649)

Increase (decrease) in net assets from contract transactions	(1,627)	(15)	(492,312)

Total increase (decrease) in net assets	12,521	13	(382,050)

Net assets as of December 31, 2025	$101,083	$108	$703,844

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Net assets as of December 31, 2023	$169,034	$290,178	$99,621

Investment income (loss):
Dividend distributions	1,408	—	4,000
Investment Expenses:
Mortality and expense risk and administrative charges	(830)	(2,651)	(718)

Net investment income (loss)	578	(2,651)	3,282

Increase (decrease) in net assets from operations:
Capital gain distributions	5,711	26,221	—
Realized capital gain (loss) on investments	(6,641)	3,127	(24)
Change in unrealized appreciation (depreciation)	8,654	(24,151)	688

Net gain (loss) on investments	7,724	5,197	664

Net increase (decrease) in net assets from operations	8,302	2,546	3,946

Contract owner transactions:
Variable annuity deposits	—	—	96
Terminations, withdrawals and annuity payments	(2,907)	(13,026)	(1,578)
Transfers between subaccounts, net	(87,930)	(38)	174
Maintenance charges and mortality adjustments	(126)	(956)	(171)

Increase (decrease) in net assets from contract transactions	(90,963)	(14,020)	(1,479)

Total increase (decrease) in net assets	(82,661)	(11,474)	2,467

Net assets as of December 31, 2024	$86,373	$278,704	$102,088

Investment income (loss):
Dividend distributions	1,782	—	5,645
Investment Expenses:
Mortality and expense risk and administrative charges	(814)	(2,294)	(781)

Net investment income (loss)	968	(2,294)	4,864

Increase (decrease) in net assets from operations:
Capital gain distributions	11,920	9,027	—
Realized capital gain (loss) on investments	194	2,554	281
Change in unrealized appreciation (depreciation)	713	21,248	1,404

Net gain (loss) on investments	12,827	32,829	1,685

Net increase (decrease) in net assets from operations	13,795	30,535	6,549

Contract owner transactions:
Variable annuity deposits	36,369	5,635	48
Terminations, withdrawals and annuity payments	(11,919)	(65,463)	(1,992)
Transfers between subaccounts, net	(633)	(401)	(3,667)
Maintenance charges and mortality adjustments	(186)	(621)	(251)

Increase (decrease) in net assets from contract transactions	23,631	(60,850)	(5,862)

Total increase (decrease) in net assets	37,426	(30,315)	687

Net assets as of December 31, 2025	$123,799	$248,389	$102,775

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2023	$408,602	$186,950	$87,369

Investment income (loss):
Dividend distributions	16,824	4,449	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,354)	(1,832)	(869)

Net investment income (loss)	14,470	2,617	(869)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,233	—	—
Realized capital gain (loss) on investments	(4,247)	1,257	(3,662)
Change in unrealized appreciation (depreciation)	15,067	(7,087)	(5,715)

Net gain (loss) on investments	14,053	(5,830)	(9,377)

Net increase (decrease) in net assets from operations	28,523	(3,213)	(10,246)

Contract owner transactions:
Variable annuity deposits	11,040	—	9,982
Terminations, withdrawals and annuity payments	(16,568)	(15,212)	(10,423)
Transfers between subaccounts, net	276	497	(205)
Maintenance charges and mortality adjustments	(804)	(1,086)	(153)

Increase (decrease) in net assets from contract transactions	(6,056)	(15,801)	(799)

Total increase (decrease) in net assets	22,467	(19,014)	(11,045)

Net assets as of December 31, 2024	$431,069	$167,936	$76,324

Investment income (loss):
Dividend distributions	2,717	4,755	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,497)	(1,987)	(897)

Net investment income (loss)	220	2,768	(897)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,481	13,278	—
Realized capital gain (loss) on investments	(1,710)	740	(1,173)
Change in unrealized appreciation (depreciation)	185,697	31,320	13,010

Net gain (loss) on investments	192,468	45,338	11,837

Net increase (decrease) in net assets from operations	192,688	48,106	10,940

Contract owner transactions:
Variable annuity deposits	10,163	14,585	240
Terminations, withdrawals and annuity payments	(20,182)	(4,394)	(5,121)
Transfers between subaccounts, net	852	(47)	11
Maintenance charges and mortality adjustments	(911)	(1,224)	(154)

Increase (decrease) in net assets from contract transactions	(10,078)	8,920	(5,024)

Total increase (decrease) in net assets	182,610	57,026	5,916

Net assets as of December 31, 2025	$613,679	$224,962	$82,240

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Resources	Vanguard® VIF Balanced
Net assets as of December 31, 2023	$11,197	$9,073	$260,722

Investment income (loss):
Dividend distributions	372	223	5,752
Investment Expenses:
Mortality and expense risk and administrative charges	(173)	(118)	(2,290)

Net investment income (loss)	199	105	3,462

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,440
Realized capital gain (loss) on investments	(22)	(852)	6,898
Change in unrealized appreciation (depreciation)	(6,351)	(499)	5,318

Net gain (loss) on investments	(6,373)	(1,351)	24,656

Net increase (decrease) in net assets from operations	(6,174)	(1,246)	28,118

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(820)	(32)	(91,053)
Transfers between subaccounts, net	48,779	856	—
Maintenance charges and mortality adjustments	(30)	(18)	(370)

Increase (decrease) in net assets from contract transactions	47,929	806	(91,423)

Total increase (decrease) in net assets	41,755	(440)	(63,305)

Net assets as of December 31, 2024	$52,952	$8,633	$197,417

Investment income (loss):
Dividend distributions	1,231	597	4,337
Investment Expenses:
Mortality and expense risk and administrative charges	(1,223)	(159)	(1,925)

Net investment income (loss)	8	438	2,412

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	18,576
Realized capital gain (loss) on investments	587	20	267
Change in unrealized appreciation (depreciation)	184,080	6,599	8,899

Net gain (loss) on investments	184,667	6,619	27,742

Net increase (decrease) in net assets from operations	184,675	7,057	30,154

Contract owner transactions:
Variable annuity deposits	—	13,277	—
Terminations, withdrawals and annuity payments	(1,257)	—	(2,239)
Transfers between subaccounts, net	499,749	137	(4)
Maintenance charges and mortality adjustments	(329)	(48)	(346)

Increase (decrease) in net assets from contract transactions	498,163	13,366	(2,589)

Total increase (decrease) in net assets	682,838	20,423	27,565

Net assets as of December 31, 2025	$735,790	$29,056	$224,982

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2023	$75,722	$206,260	$824,785

Investment income (loss):
Dividend distributions	918	5,604	14,002
Investment Expenses:
Mortality and expense risk and administrative charges	(1,425)	(2,956)	(3,991)

Net investment income (loss)	(507)	2,648	10,011

Increase (decrease) in net assets from operations:
Capital gain distributions	1,678	4,750	50,609
Realized capital gain (loss) on investments	245	499	12,037
Change in unrealized appreciation (depreciation)	6,005	3,859	49,012

Net gain (loss) on investments	7,928	9,108	111,658

Net increase (decrease) in net assets from operations	7,421	11,756	121,669

Contract owner transactions:
Variable annuity deposits	—	—	31,360
Terminations, withdrawals and annuity payments	—	(8,023)	(6,602)
Transfers between subaccounts, net	33,769	50	(129,225)
Maintenance charges and mortality adjustments	(84)	(190)	(642)

Increase (decrease) in net assets from contract transactions	33,685	(8,163)	(105,109)

Total increase (decrease) in net assets	41,106	3,593	16,560

Net assets as of December 31, 2024	$116,828	$209,853	$841,345

Investment income (loss):
Dividend distributions	1,278	5,675	14,241
Investment Expenses:
Mortality and expense risk and administrative charges	(2,000)	(2,177)	(2,355)

Net investment income (loss)	(722)	3,498	11,886

Increase (decrease) in net assets from operations:
Capital gain distributions	5,493	6,647	74,469
Realized capital gain (loss) on investments	2,739	10,212	871
Change in unrealized appreciation (depreciation)	24,558	(884)	61,672

Net gain (loss) on investments	32,790	15,975	137,012

Net increase (decrease) in net assets from operations	32,068	19,473	148,898

Contract owner transactions:
Variable annuity deposits	—	—	69,771
Terminations, withdrawals and annuity payments	(16,818)	(191,233)	(3,034)
Transfers between subaccounts, net	33,075	(129)	(45)
Maintenance charges and mortality adjustments	(77)	(197)	(603)

Increase (decrease) in net assets from contract transactions	16,180	(191,559)	66,089

Total increase (decrease) in net assets	48,248	(172,086)	214,987

Net assets as of December 31, 2025	$165,076	$37,767	$1,056,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2023	$735,331	$2,050,012	$8,814

Investment income (loss):
Dividend distributions	22,532	29,315	252
Investment Expenses:
Mortality and expense risk and administrative charges	(11,091)	(8,771)	(147)

Net investment income (loss)	11,441	20,544	105

Increase (decrease) in net assets from operations:
Capital gain distributions	47,500	83,811	10
Realized capital gain (loss) on investments	1,793	15,179	(27)
Change in unrealized appreciation (depreciation)	38,011	378,302	(58)

Net gain (loss) on investments	87,304	477,292	(75)

Net increase (decrease) in net assets from operations	98,745	497,836	30

Contract owner transactions:
Variable annuity deposits	—	62,720	—
Terminations, withdrawals and annuity payments	(10,041)	(61,033)	—
Transfers between subaccounts, net	(1,460)	(75)	—
Maintenance charges and mortality adjustments	(1,852)	(1,816)	(18)

Increase (decrease) in net assets from contract transactions	(13,353)	(204)	(18)

Total increase (decrease) in net assets	85,392	497,632	12

Net assets as of December 31, 2024	$820,723	$2,547,644	$8,826

Investment income (loss):
Dividend distributions	21,325	28,732	272
Investment Expenses:
Mortality and expense risk and administrative charges	(12,066)	(9,643)	(149)

Net investment income (loss)	9,259	19,089	123

Increase (decrease) in net assets from operations:
Capital gain distributions	64,824	55,362	17
Realized capital gain (loss) on investments	2,348	37,646	(23)
Change in unrealized appreciation (depreciation)	46,884	325,434	233

Net gain (loss) on investments	114,056	418,442	227

Net increase (decrease) in net assets from operations	123,315	437,531	350

Contract owner transactions:
Variable annuity deposits	—	46,605	—
Terminations, withdrawals and annuity payments	(13,412)	(82,144)	—
Transfers between subaccounts, net	4	(11,618)	—
Maintenance charges and mortality adjustments	(1,962)	(1,886)	(19)

Increase (decrease) in net assets from contract transactions	(15,370)	(49,043)	(19)

Total increase (decrease) in net assets	107,945	388,488	331

Net assets as of December 31, 2025	$928,668	$2,936,132	$9,157

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2023	$239,894	$180,043	$746,230

Investment income (loss):
Dividend distributions	769	8,617	9,140
Investment Expenses:
Mortality and expense risk and administrative charges	(4,603)	(1,847)	(4,073)

Net investment income (loss)	(3,834)	6,770	5,067

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	24,196
Realized capital gain (loss) on investments	10,529	(1,716)	(10,992)
Change in unrealized appreciation (depreciation)	67,431	2,925	44,102

Net gain (loss) on investments	77,960	1,209	57,306

Net increase (decrease) in net assets from operations	74,126	7,979	62,373

Contract owner transactions:
Variable annuity deposits	—	—	37,884
Terminations, withdrawals and annuity payments	(5,889)	(35,729)	(47,504)
Transfers between subaccounts, net	(36,894)	(72)	(86,417)
Maintenance charges and mortality adjustments	(234)	(212)	(799)

Increase (decrease) in net assets from contract transactions	(43,017)	(36,013)	(96,836)

Total increase (decrease) in net assets	31,109	(28,034)	(34,463)

Net assets as of December 31, 2024	$271,003	$152,009	$711,767

Investment income (loss):
Dividend distributions	648	10,071	6,513
Investment Expenses:
Mortality and expense risk and administrative charges	(4,729)	(1,582)	(4,175)

Net investment income (loss)	(4,081)	8,489	2,338

Increase (decrease) in net assets from operations:
Capital gain distributions	17,535	—	43,894
Realized capital gain (loss) on investments	2,506	(1,216)	(130)
Change in unrealized appreciation (depreciation)	29,263	3,709	91,448

Net gain (loss) on investments	49,304	2,493	135,212

Net increase (decrease) in net assets from operations	45,223	10,982	137,550

Contract owner transactions:
Variable annuity deposits	115,289	—	13,139
Terminations, withdrawals and annuity payments	(6,473)	(43,686)	(9,464)
Transfers between subaccounts, net	2,570	—	563
Maintenance charges and mortality adjustments	(259)	(112)	(850)

Increase (decrease) in net assets from contract transactions	111,127	(43,798)	3,388

Total increase (decrease) in net assets	156,350	(32,816)	140,938

Net assets as of December 31, 2025	$427,353	$119,193	$852,705

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2023	$559,640	$2,091,003	$92,937

Investment income (loss):
Dividend distributions	7,989	24,944	3,596
Investment Expenses:
Mortality and expense risk and administrative charges	(3,950)	(5,960)	(732)

Net investment income (loss)	4,039	18,984	2,864

Increase (decrease) in net assets from operations:
Capital gain distributions	6,658	20,283	3,034
Realized capital gain (loss) on investments	4,977	(17,776)	533
Change in unrealized appreciation (depreciation)	61,231	102,989	(947)

Net gain (loss) on investments	72,866	105,496	2,620

Net increase (decrease) in net assets from operations	76,905	124,480	5,484

Contract owner transactions:
Variable annuity deposits	—	798,373	20,335
Terminations, withdrawals and annuity payments	(35,282)	(1,175,052)	(6,005)
Transfers between subaccounts, net	(102)	2,620	(3,652)
Maintenance charges and mortality adjustments	(324)	(2,384)	(101)

Increase (decrease) in net assets from contract transactions	(35,708)	(376,443)	10,577

Total increase (decrease) in net assets	41,197	(251,963)	16,061

Net assets as of December 31, 2024	$600,837	$1,839,040	$108,998

Investment income (loss):
Dividend distributions	8,004	46,787	2,976
Investment Expenses:
Mortality and expense risk and administrative charges	(4,365)	(6,826)	(678)

Net investment income (loss)	3,639	39,961	2,298

Increase (decrease) in net assets from operations:
Capital gain distributions	31,886	78,598	1,906
Realized capital gain (loss) on investments	7,154	2,625	(1,489)
Change in unrealized appreciation (depreciation)	22,450	165,202	(136)

Net gain (loss) on investments	61,490	246,425	281

Net increase (decrease) in net assets from operations	65,129	286,386	2,579

Contract owner transactions:
Variable annuity deposits	28,125	—	—
Terminations, withdrawals and annuity payments	(33,350)	(44,598)	(11,839)
Transfers between subaccounts, net	38,539	(11)	—
Maintenance charges and mortality adjustments	(310)	(2,646)	(99)

Increase (decrease) in net assets from contract transactions	33,004	(47,255)	(11,938)

Total increase (decrease) in net assets	98,133	239,131	(9,359)

Net assets as of December 31, 2025	$698,970	$2,078,171	$99,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth (b)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2023	$660,534	$68,423	$2,612,104

Investment income (loss):
Dividend distributions	23,967	384	69,900
Investment Expenses:
Mortality and expense risk and administrative charges	(6,401)	(1,007)	(12,864)

Net investment income (loss)	17,566	(623)	57,036

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,820	(203)	(13,466)
Change in unrealized appreciation (depreciation)	15,282	7,529	(24,466)

Net gain (loss) on investments	17,102	7,326	(37,932)

Net increase (decrease) in net assets from operations	34,668	6,703	19,104

Contract owner transactions:
Variable annuity deposits	64,741	—	78,154
Terminations, withdrawals and annuity payments	(53,123)	(185)	(279,336)
Transfers between subaccounts, net	172,069	20	(1,313)
Maintenance charges and mortality adjustments	(1,529)	(270)	(846)

Increase (decrease) in net assets from contract transactions	182,158	(435)	(203,341)

Total increase (decrease) in net assets	216,826	6,268	(184,237)

Net assets as of December 31, 2024	$877,360	$74,691	$2,427,867

Investment income (loss):
Dividend distributions	40,846	349	88,466
Investment Expenses:
Mortality and expense risk and administrative charges	(7,265)	(1,025)	(12,353)

Net investment income (loss)	33,581	(676)	76,113

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,964	—
Realized capital gain (loss) on investments	2,048	(210)	(11,446)
Change in unrealized appreciation (depreciation)	17,989	(639)	91,865

Net gain (loss) on investments	20,037	4,115	80,419

Net increase (decrease) in net assets from operations	53,618	3,439	156,532

Contract owner transactions:
Variable annuity deposits	59,387	—	60,293
Terminations, withdrawals and annuity payments	(8,687)	(170)	(141,958)
Transfers between subaccounts, net	(115,338)	—	26,576
Maintenance charges and mortality adjustments	(1,715)	(246)	(640)

Increase (decrease) in net assets from contract transactions	(66,353)	(416)	(55,729)

Total increase (decrease) in net assets	(12,735)	3,023	100,803

Net assets as of December 31, 2025	$864,625	$77,714	$2,528,670

(b)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Victory Pioneer Bond VCT Portfolio (a)
Net assets as of December 31, 2023	$189,365	$1,661,795	$163,895

Investment income (loss):
Dividend distributions	7,133	23,633	6,969
Investment Expenses:
Mortality and expense risk and administrative charges	(2,097)	(11,474)	(2,073)

Net investment income (loss)	5,036	12,159	4,896

Increase (decrease) in net assets from operations:
Capital gain distributions	1,210	129,566	—
Realized capital gain (loss) on investments	359	80,028	(477)
Change in unrealized appreciation (depreciation)	1,701	184,638	(1,611)

Net gain (loss) on investments	3,270	394,232	(2,088)

Net increase (decrease) in net assets from operations	8,306	406,391	2,808

Contract owner transactions:
Variable annuity deposits	40,671	265,427	—
Terminations, withdrawals and annuity payments	(3,476)	(303,893)	(1,484)
Transfers between subaccounts, net	2,044	(38,663)	—
Maintenance charges and mortality adjustments	(178)	(1,592)	(645)

Increase (decrease) in net assets from contract transactions	39,061	(78,721)	(2,129)

Total increase (decrease) in net assets	47,367	327,670	679

Net assets as of December 31, 2024	$236,732	$1,989,465	$164,574

Investment income (loss):
Dividend distributions	7,549	25,563	7,231
Investment Expenses:
Mortality and expense risk and administrative charges	(2,272)	(12,381)	(2,129)

Net investment income (loss)	5,277	13,182	5,102

Increase (decrease) in net assets from operations:
Capital gain distributions	4,602	119,335	—
Realized capital gain (loss) on investments	4,475	15,763	(477)
Change in unrealized appreciation (depreciation)	56,745	190,281	7,682

Net gain (loss) on investments	65,822	325,379	7,205

Net increase (decrease) in net assets from operations	71,099	338,561	12,307

Contract owner transactions:
Variable annuity deposits	—	144,869	—
Terminations, withdrawals and annuity payments	(22,120)	(61,450)	(2,943)
Transfers between subaccounts, net	—	620	—
Maintenance charges and mortality adjustments	(202)	(1,712)	(671)

Increase (decrease) in net assets from contract transactions	(22,322)	82,327	(3,614)

Total increase (decrease) in net assets	48,777	420,888	8,693

Net assets as of December 31, 2025	$285,509	$2,410,353	$173,267

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory Pioneer Equity Income VCT Portfolio (a)	Victory Pioneer Strategic Income VCT Portfolio (a)	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2023	$13,910	$85,953	$15,578

Investment income (loss):
Dividend distributions	287	3,338	295
Investment Expenses:
Mortality and expense risk and administrative charges	(186)	(1,045)	(203)

Net investment income (loss)	101	2,293	92

Increase (decrease) in net assets from operations:
Capital gain distributions	2,670	—	182
Realized capital gain (loss) on investments	(96)	(1,519)	(23)
Change in unrealized appreciation (depreciation)	(1,343)	1,367	1,227

Net gain (loss) on investments	1,231	(152)	1,386

Net increase (decrease) in net assets from operations	1,332	2,141	1,478

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(9,928)	(40)
Transfers between subaccounts, net	—	12	—
Maintenance charges and mortality adjustments	(30)	(164)	(32)

Increase (decrease) in net assets from contract transactions	(30)	(10,080)	(72)

Total increase (decrease) in net assets	1,302	(7,939)	1,406

Net assets as of December 31, 2024	$15,212	$78,014	$16,984

Investment income (loss):
Dividend distributions	316	3,557	453
Investment Expenses:
Mortality and expense risk and administrative charges	(197)	(1,017)	(213)

Net investment income (loss)	119	2,540	240

Increase (decrease) in net assets from operations:
Capital gain distributions	2,265	—	75
Realized capital gain (loss) on investments	(117)	(256)	(11)
Change in unrealized appreciation (depreciation)	(786)	5,043	(395)

Net gain (loss) on investments	1,362	4,787	(331)

Net increase (decrease) in net assets from operations	1,481	7,327	(91)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(1,392)	—
Transfers between subaccounts, net	—	(1)	—
Maintenance charges and mortality adjustments	(31)	(162)	(33)

Increase (decrease) in net assets from contract transactions	(31)	(1,555)	(33)

Total increase (decrease) in net assets	1,450	5,772	(124)

Net assets as of December 31, 2025	$16,662	$83,786	$16,860

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2023	$311,687	$9,314	$57,031

Investment income (loss):
Dividend distributions	—	29	111
Investment Expenses:
Mortality and expense risk and administrative charges	(3,022)	(68)	(138)

Net investment income (loss)	(3,022)	(39)	(27)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,280	—	95
Realized capital gain (loss) on investments	(18,982)	(574)	(74)
Change in unrealized appreciation (depreciation)	28,997	881	(3,249)

Net gain (loss) on investments	31,295	307	(3,228)

Net increase (decrease) in net assets from operations	28,273	268	(3,255)

Contract owner transactions:
Variable annuity deposits	9,623	—	—
Terminations, withdrawals and annuity payments	(7,922)	(9,538)	(1,345)
Transfers between subaccounts, net	(68,555)	(35)	—
Maintenance charges and mortality adjustments	(477)	(9)	(301)

Increase (decrease) in net assets from contract transactions	(67,331)	(9,582)	(1,646)

Total increase (decrease) in net assets	(39,058)	(9,314)	(4,901)

Net assets as of December 31, 2024	$272,629	$—	$52,130

Investment income (loss):
Dividend distributions	—	—	98
Investment Expenses:
Mortality and expense risk and administrative charges	(2,089)	—	(137)

Net investment income (loss)	(2,089)	—	(39)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,596	—	1,782
Realized capital gain (loss) on investments	(34,158)	—	(44)
Change in unrealized appreciation (depreciation)	(70,340)	—	2,941

Net gain (loss) on investments	(57,902)	—	4,679

Net increase (decrease) in net assets from operations	(59,991)	—	4,640

Contract owner transactions:
Variable annuity deposits	13,277	—	—
Terminations, withdrawals and annuity payments	(3,051)	—	(1,134)
Transfers between subaccounts, net	(52,340)	—	(31)
Maintenance charges and mortality adjustments	(383)	—	(303)

Increase (decrease) in net assets from contract transactions	(42,497)	—	(1,468)

Total increase (decrease) in net assets	(102,488)	—	3,172

Net assets as of December 31, 2025	$170,141	$—	$55,302

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2023	$59,558	$25,732	$24,280

Investment income (loss):
Dividend distributions	—	315	583
Investment Expenses:
Mortality and expense risk and administrative charges	(799)	(97)	(62)

Net investment income (loss)	(799)	218	521

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(440)	(2,623)	—
Change in unrealized appreciation (depreciation)	9,421	1,782	420

Net gain (loss) on investments	8,981	(841)	420

Net increase (decrease) in net assets from operations	8,182	(623)	941

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(13,873)	—
Transfers between subaccounts, net	—	21	—
Maintenance charges and mortality adjustments	(339)	(30)	(45)

Increase (decrease) in net assets from contract transactions	(339)	(13,882)	(45)

Total increase (decrease) in net assets	7,843	(14,505)	896

Net assets as of December 31, 2024	$67,401	$11,227	$25,176

Investment income (loss):
Dividend distributions	—	277	634
Investment Expenses:
Mortality and expense risk and administrative charges	(862)	(44)	(62)

Net investment income (loss)	(862)	233	572

Increase (decrease) in net assets from operations:
Capital gain distributions	10,485	—	—
Realized capital gain (loss) on investments	(362)	(21)	—
Change in unrealized appreciation (depreciation)	(7,780)	450	(660)

Net gain (loss) on investments	2,343	429	(660)

Net increase (decrease) in net assets from operations	1,481	662	(88)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(124)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(365)	(22)	(16)

Increase (decrease) in net assets from contract transactions	(365)	(146)	(16)

Total increase (decrease) in net assets	1,116	516	(104)

Net assets as of December 31, 2025	$68,517	$11,743	$25,072

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd FIL Investments (Japan) Ltd Fil Investment Advisors FIL Investment Advisors (UK) Ltd Fidelity Management & Research (UK) Ltd
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class I	Neuberger Berman Investment Advisers LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Asset Strategy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Balanced Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Core Equity Series	Service Class	Delaware Management Company	—
Nomura VIP Energy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Global Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Growth Series	Service Class	Delaware Management Company	—
Nomura VIP High Income Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP International Core Equity Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Limited+Term Bond Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Mid Cap Growth Series	Service Class	Delaware Management Company	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Natural Resources Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Science And Technology Series	Service Class	Delaware Management Company	—
Nomura VIP Small Cap Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Smid Cap Core Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Value Series	Service Class	Delaware Management Company	—
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory Pioneer Bond VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Equity Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer High Yield VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Two Hundred Eighty-seven subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Dynamic Asset Allocation
AB VPS Sustainable Global Thematic Growth
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
Dimensional VA Equity Allocation
Dimensional VA Global Bond Portfolio
Donoghue Forlines Momentum VIT Fund
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Goldman Sachs VIT Strategic Growth
Invesco V.I. American Franchise Series II
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Janus Henderson VIT Mid Cap Value
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
Lord Abbett Series Total Return VC
MFS® VIT Emerging Markets Equity
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
Morgan Stanley VIF Emerging Markets Debt
Morgan Stanley VIF Emerging Markets Equity
NAA Large Core Series
NAA Small Growth Series
Nomura VIP Core Equity Series
Nomura VIP Value Series
PIMCO VIT Global Managed Asset Allocation
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Income
Rydex VIF High Yield Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Telecommunications
Templeton Growth VIP Fund
Third Avenue Value
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount

TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Victory Pioneer High Yield VCT Portfolio
Virtus Tactical Allocation Series
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except in the incepted year for the following:

Inception Date	Subaccount

December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 1, 2025	Victory Pioneer Bond VCT Portfolio	Pioneer Bond VCT
April 1, 2025	Victory Pioneer Equity Income VCT Portfolio	Pioneer Equity Income VCT
April 1, 2025	Victory Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT
April 1, 2025	Victory Pioneer Strategic Income VCT Portfolio	Pioneer Strategic Income VCT
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity
August 22, 2025	Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I. International Growth Fund
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy
December 1, 2025	Nomura VIP Balanced Series	Macquarie VIP Balanced
December 1, 2025	Nomura VIP Core Equity Series	Macquarie VIP Core Equity
December 1, 2025	Nomura VIP Energy Series	Macquarie VIP Energy
December 1, 2025	Nomura VIP Global Growth Series	Macquarie VIP Global Growth
December 1, 2025	Nomura VIP Growth Series	Macquarie VIP Growth
December 1, 2025	Nomura VIP High Income Series	Macquarie VIP High Income
December 1, 2025	Nomura VIP International Core Equity Series	Macquarie VIP International Core Equity
December 1, 2025	Nomura VIP Limited+Term Bond Series	Macquarie VIP Limited-Term Bond
December 1, 2025	Nomura VIP Mid Cap Growth Series	Macquarie VIP Mid Cap Growth
December 1, 2025	Nomura VIP Natural Resources Series	Macquarie VIP Natural Resources
December 1, 2025	Nomura VIP Science And Technology Series	Macquarie VIP Science And Technology
December 1, 2025	Nomura VIP Small Cap Growth Series	Macquarie VIP Small Cap Growth
December 1, 2025	Nomura VIP Smid Cap Core Series	Macquarie VIP Smid Cap Core
December 1, 2025	Nomura VIP Value Series	Macquarie VIP Value

The following subaccounts are closed to new investments:

Subaccount

Alger Capital Appreciation
LVIP American Century Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Relative Value Portfolio	$3,714	$585
AFIS Capital World Growth and Income	9,021	75,864
AFIS U.S. Government Securities	36,085	13,209
AFIS Washington Mutual Investors	202,041	54,791
Alger Capital Appreciation (b)	97,507	467,210
Alger Large Cap Growth	48,073	1,751
Allspring Opportunity VT	14,224	15,046
Allspring VT Discovery All Cap Growth Fund	40,543	1,678
ALPS/Alerian Energy Infrastructure	13,773	78,627
American Funds IS® Asset Allocation	56,977	9,242
American Funds IS® Capital World Bond	2,790	353
American Funds IS® Global Growth	74,633	72,101
American Funds IS® Global Small Capitalization	11,244	290
American Funds IS® Growth	1,381,234	313,517
American Funds IS® Growth-Income	115,000	95,490
American Funds IS® International	595	47,270
American Funds IS® International Growth and Income	7,881	5,639
American Funds IS® Mortgage	206,014	205,117
American Funds IS® New World	14,412	5,157
BlackRock Advantage Large Cap Core V.I.	4,422	535
BlackRock Basic Value V.I.	3,268	830
BlackRock Equity Dividend V.I.	67,487	4,791
BlackRock Global Allocation V.I.	16,230	1,378

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock High Yield V.I.	$44,394	$50,233
BlackRock Large Cap Focus Growth V.I.	14,445	128,566
BNY Mellon IP Small Cap Stock Index	10,659	24,229
BNY Mellon IP Technology Growth	138,688	16,278
BNY Mellon VIF Appreciation	100,654	76,827
Dimensional VA Global Moderate Allocation	—	46,334
Dimensional VA International Small Portfolio	230,494	251,878
Dimensional VA International Value Portfolio	183,974	90,333
Dimensional VA Short-Term Fixed Portfolio	96,796	121,673
Dimensional VA U.S. Large Value Portfolio	25,908	75,598
Dimensional VA U.S. Targeted Value Portfolio	383,238	11,773
Donoghue Forlines Dividend VIT Fund	239	141
DWS Small Mid Cap Value VIP	55,786	479,491
Eaton Vance VT Floating-Rate Income	35,525	3,346
Federated Hermes Fund for U.S. Government Securities II	7,605	8,920
Federated Hermes High Income Bond II	20,308	19,154
Fidelity® VIP Balanced	73,198	96,858
Fidelity® VIP Contrafund	341,496	562,787
Fidelity® VIP Disciplined Small Cap	41,793	3,682
Fidelity® VIP Emerging Markets	541,228	49,290
Fidelity® VIP Growth & Income	100,886	32,532
Fidelity® VIP Growth Opportunities	117,506	1,477,650
Fidelity® VIP High Income	2,537	468
Fidelity® VIP Index 500	431,390	115,763
Fidelity® VIP Investment Grade Bond	35,523	88,233
Fidelity® VIP Mid Cap	9,171	3,738
Fidelity® VIP Overseas	30,698	21,277
Fidelity® VIP Real Estate	1,232	512
Fidelity® VIP Strategic Income	7,265	3,660
Franklin DynaTech VIP	33,499	2,312
Franklin Growth and Income VIP Fund	45,581	3,231
Franklin Income VIP Fund	17,113	4,546
Franklin Large Cap Growth VIP Fund	88,574	113,900
Franklin Mutual Global Discovery VIP Fund	19,377	1,019
Franklin Mutual Shares VIP Fund	8,791	254
Franklin Rising Dividends VIP Fund	81,727	6,252
Franklin Small Cap Value VIP Fund	51,161	420,067
Franklin Small-Mid Cap Growth VIP Fund	71,942	111,386
Franklin Strategic Income VIP Fund	1,666	35,417
Franklin U.S. Government Securities VIP Fund	11,420	359,650
Goldman Sachs VIT International Equity Insights	206,218	228,257
Goldman Sachs VIT Mid Cap Growth Fund	582,998	34,680
Goldman Sachs VIT Mid Cap Value	25,865	19,467
Guggenheim VIF Floating Rate Strategies	14,036	2,861
Guggenheim VIF Global Managed Futures Strategy	1,311	4,645
Guggenheim VIF High Yield	10,038	329
Guggenheim VIF Multi-Hedge Strategies	6,551	9,265
Guggenheim VIF Total Return Bond	225,517	30,851

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. American Franchise Series I	$31,399	$21,456
Invesco V.I. American Value	2,793	248
Invesco V.I. Balanced-Risk Allocation	1,185	77
Invesco V.I. Comstock	4,616	32
Invesco V.I. Core Equity	7,279	222
Invesco V.I. Discovery Mid Cap Growth	495	72
Invesco V.I. Equally-Weighted S&P 500	316,904	1,006
Invesco V.I. Equity and Income	1,850	364
Invesco V.I. EVQ International Equity Fund	23,884	31,636
Invesco V.I. Global	21,617	50,675
Invesco V.I. Global Real Estate	325	2,066
Invesco V.I. Global Strategic Income	5,786	1,641
Invesco V.I. Government Securities	12,165	12,502
Invesco V.I. Health Care	80,549	74,087
Invesco V.I. International Growth Fund (a)	10,968	13,727
Invesco V.I. Main Street Mid Cap Fund®	19,365	4,908
Invesco V.I. Main Street Small Cap Fund®	45,086	18,107
Invesco V.I. Small Cap Equity	2,139	577
Janus Henderson VIT Enterprise	64,408	51,716
Janus Henderson VIT Forty	297,446	100,280
Janus Henderson VIT Overseas	19,965	5,096
Janus Henderson VIT Research	10,239	24,212
Lord Abbett Series Bond-Debenture VC	20,691	26,476
Lord Abbett Series Developing Growth VC	186	4,961
Lord Abbett Series Growth and Income VC	13,715	2,013
Lord Abbett Series Growth Opportunities VC	24,580	1,495
LVIP American Century Disciplined Core Value	1,221	4,449
LVIP American Century Inflation Protection	3,444	1,272
LVIP American Century International	366	446
LVIP American Century Mid Cap Value (b)	541,162	4,520
LVIP American Century Value	6,434	625
LVIP JPMorgan Core Bond Fund	631	12,076
LVIP JPMorgan Small Cap Core Fund	4,858	3,855
LVIP JPMorgan US Equity Fund	671	300
MFS® VIT II Research International	797	895
MFS® VIT International Intrinsic Value	11,814	8,926
MFS® VIT New Discovery	3,336	322,112
MFS® VIT Research	13,315	4,444
MFS® VIT Total Return	3,330	6,214
MFS® VIT Total Return Bond	30,061	30,061
MFS® VIT Utilities	1,425	436
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	—	29,374
Morningstar Balanced ETF Asset Allocation Portfolio	286,562	523,657
Morningstar Conservative ETF Asset Allocation Portfolio	269,002	318,552
Morningstar Growth ETF Asset Allocation Portfolio	17,206	103,836

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morningstar Income and Growth ETF Asset Allocation Portfolio	$4,619	$13,782
NAA All Cap Value Series	31,412	2,830
NAA Large Cap Value Series	115,313	101,813
NAA Large Growth Series	18,663	1,206
NAA Mid Growth Series	22,243	18,901
NAA Small Cap Value Series	6,360	2,421
NAA Smid-Cap Value Series	12,146	1,231
NAA World Equity Income Series	9,067	7,464
Neuberger Berman AMT Quality Equity Portfolio (a)	29,906	123,950
Nomura VIP Asset Strategy Series (a)	48,880	7,554
Nomura VIP Balanced Series (a)	1,814	8,975
Nomura VIP Energy Series (a)	5,837	6,441
Nomura VIP Global Growth Series (a)	18,714	140,058
Nomura VIP Growth Series (a)	9,779	33,905
Nomura VIP High Income Series (a)	1,471	2,492
Nomura VIP International Core Equity Series (a)	2,330	862
Nomura VIP Mid Cap Growth Series (a)	164,116	506,773
Nomura VIP Natural Resources Series (a)	—	77
Nomura VIP Science And Technology Series (a)	54,176	58,535
Nomura VIP Small Cap Growth Series (a)	14,345	1,143
Nomura VIP Smid Cap Core Series (a)	147	48
PIMCO VIT All Asset	28,199	30,835
PIMCO VIT CommodityRealReturn Strategy	3,928	3,287
PIMCO VIT Emerging Markets Bond	28,722	11,294
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	251	25
PIMCO VIT International Bond Portfolio (Unhedged)	5,532	3,213
PIMCO VIT Low Duration Administrative	56,514	712,735
PIMCO VIT Low Duration Advisor	10,883	15,175
PIMCO VIT Real Return Administrative	32,741	52,508
PIMCO VIT Real Return Advisor	212,435	210,484
PIMCO VIT Short-Term	119,559	81,760
PIMCO VIT Total Return Administrative	19,817	79,232
PIMCO VIT Total Return Advisor	18,576	12,816
Putnam VT Core Equity Fund	8,542	78,656
Putnam VT Large Cap Growth Fund	61,662	9,216
Putnam VT Large Cap Value	69,742	394,445
Putnam VT Small Cap Growth	327,322	1,120
Rydex VIF Banking	521	2,800
Rydex VIF Basic Materials	32,186	15,757
Rydex VIF Biotechnology	9,788	7,005
Rydex VIF Commodities Strategy	20,719	14,820
Rydex VIF Consumer Products	4,726	8,683
Rydex VIF Dow 2x Strategy (b)	888	17,783
Rydex VIF Electronics	82,871	5,604
Rydex VIF Energy	9,209	12,020

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Energy Services	$10	$355
Rydex VIF Europe 1.25x Strategy (b)	—	—
Rydex VIF Financial Services	832	31,721
Rydex VIF Government Long Bond 1.2x Strategy (b)	220	626
Rydex VIF Health Care	16,236	12,767
Rydex VIF Internet	28,454	5,269
Rydex VIF Inverse Government Long Bond Strategy	17,178	17,356
Rydex VIF Inverse NASDAQ-100® Strategy	622	615
Rydex VIF Inverse Russell 2000® Strategy (b)	11	40
Rydex VIF Inverse S&P 500 Strategy (b)	247	8
Rydex VIF Japan 2x Strategy (b)	2,540	1,054
Rydex VIF Leisure	—	929
Rydex VIF Mid-Cap 1.5x Strategy (b)	568	2,266
Rydex VIF Money Market	585,709	1,020,233
Rydex VIF NASDAQ-100®	98,819	66,286
Rydex VIF NASDAQ-100® 2x Strategy (b)	6,063	890
Rydex VIF Nova (b)	7,197	13,424
Rydex VIF Precious Metals	13,176	9,597
Rydex VIF Real Estate	12,152	29,555
Rydex VIF Retailing	953	584
Rydex VIF Russell 2000® 1.5x Strategy (b)	1,675	2,524
Rydex VIF Russell 2000® 2x Strategy (b)	14	5
Rydex VIF S&P 500 2x Strategy (b)	17,597	18,745
Rydex VIF S&P 500 Pure Growth	40,973	29,619
Rydex VIF S&P 500 Pure Value	57,734	67,497
Rydex VIF S&P MidCap 400 Pure Growth	16,328	116,176
Rydex VIF S&P MidCap 400 Pure Value	20,505	27,524
Rydex VIF S&P SmallCap 600 Pure Growth	—	351
Rydex VIF S&P SmallCap 600 Pure Value	1,684	10,166
Rydex VIF Strengthening Dollar 2x Strategy (b)	7,575	10,231
Rydex VIF Technology	186,978	56,612
Rydex VIF Transportation	—	329
Rydex VIF Utilities	3,761	4,925
Rydex VIF Weakening Dollar 2x Strategy (b)	1,224	1,237
T. Rowe Price Blue Chip Growth	108,491	545,247
T. Rowe Price Equity Income	49,892	13,373
T. Rowe Price Health Sciences	14,744	68,861
T. Rowe Price Limited-Term Bond	55,412	56,410
Templeton Developing Markets VIP Fund	25,419	26,796
Templeton Foreign VIP Fund	32,581	7,615
Templeton Global Bond VIP Fund	—	5,921
VanEck VIP Global Gold	500,978	2,807
VanEck VIP Global Resources	14,012	208
Vanguard® VIF Balanced	23,087	4,688
Vanguard® VIF Capital Growth	39,845	18,894
Vanguard® VIF Conservative Allocation	12,322	193,736

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF Diversified Value	$161,387	$8,943
Vanguard® VIF Equity Income	86,149	27,436
Vanguard® VIF Equity Index	136,043	110,635
Vanguard® VIF Global Bond Index	288	167
Vanguard® VIF Growth	135,975	11,394
Vanguard® VIF High Yield Bond	10,071	45,380
Vanguard® VIF International	65,847	16,227
Vanguard® VIF Mid-Cap Index	106,523	37,994
Vanguard® VIF Moderate Allocation	125,386	54,082
Vanguard® VIF Real Estate Index	4,881	12,615
Vanguard® VIF Short Term Investment Grade	148,868	181,640
Vanguard® VIF Small Company Growth (b)	5,313	1,441
Vanguard® VIF Total Bond Market Index	202,067	181,683
Vanguard® VIF Total International Stock Market Index	12,151	24,594
Vanguard® VIF Total Stock Market Index	290,664	75,820
Victory Pioneer Bond VCT Portfolio (a)	7,231	5,743
Victory Pioneer Equity Income VCT Portfolio (a)	2,582	229
Victory Pioneer Strategic Income VCT Portfolio (a)	3,557	2,572
Virtus Duff & Phelps Real Estate Securities Series	527	245
Virtus KAR Small-Cap Growth Series	60,126	58,116
Virtus SGA International Growth Series	1,879	1,604
Voya MidCap Opportunities Portfolio	10,485	1,227
VY CBRE Global Real Estate Portfolio	277	190
VY CBRE Real Estate Portfolio	634	78

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Allspring Opportunity VT	$75,566
American Funds IS® International	21,823
American Funds IS® International Growth and Income	44,130
American Funds IS® New World	5,639
BlackRock High Yield V.I.	1,385
BlackRock Large Cap Focus Growth V.I.	7,051
Federated Hermes Fund for U.S. Government Securities II	8,880
Federated Hermes High Income Bond II	19,691
Fidelity® VIP Contrafund	41,459
Fidelity® VIP Growth Opportunities	153,801
Fidelity® VIP Index 500	6,634
Fidelity® VIP Investment Grade Bond	2,753
Fidelity® VIP Mid Cap	7,642
Franklin Small Cap Value VIP Fund	12,413
Franklin Small-Mid Cap Growth VIP Fund	38,260
Goldman Sachs VIT International Equity Insights	18,866
Guggenheim VIF Total Return Bond	37,475
Invesco V.I. American Franchise Series I	18,364
Invesco V.I. EVQ International Equity Fund	16,629
Invesco V.I. Main Street Small Cap Fund®	48,041
Janus Henderson VIT Mid Cap Value	12,620
Lord Abbett Series Bond-Debenture VC	4,618
LVIP JPMorgan Core Bond Fund	47,141
LVIP JPMorgan Small Cap Core Fund	6,187
MFS® VIT Investors Trust	31,250
NAA All Cap Value Series	5,025
NAA World Equity Income Series	18,807
Neuberger Berman AMT Quality Equity Portfolio	44,822
Nomura VIP Mid Cap Growth Series	8,301
PIMCO VIT Emerging Markets Bond	3,735
PIMCO VIT Low Duration Administrative	23,214
PIMCO VIT Real Return Administrative	32,184
PIMCO VIT Total Return Administrative	25,448
Rydex VIF Basic Materials	20,253
Rydex VIF Government Long Bond 1.2x Strategy	5,355
Rydex VIF Money Market	178,320
Rydex VIF Real Estate	7,902
Rydex VIF S&P 500 Pure Growth	7,792
Rydex VIF S&P 500 Pure Value	10,252
Rydex VIF S&P MidCap 400 Pure Value	9,474
Rydex VIF S&P SmallCap 600 Pure Value	9,447
T. Rowe Price Equity Income	22,646
Templeton Developing Markets VIP Fund	15,751
Templeton Global Bond VIP Fund	4,557
Vanguard® VIF Equity Income	53,134
Vanguard® VIF Equity Index	35,721
Vanguard® VIF Total Bond Market Index	36,680
Virtus KAR Small-Cap Growth Series	4,525

Variable Annuity Account A

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Main Street Mid Cap Fund®
0.40%	Invesco V.I. Main Street Small Cap Fund®
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity® VIP Contrafund Fidelity® VIP Growth Opportunities Fidelity® VIP Investment Grade Bond
0.55%	Allspring Opportunity VT Fidelity® VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Quality Equity Portfolio

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, FSBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, FSBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, FSBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value. The amount of these charges differs by product and subaccount and ranges from 0.25% to 0.65%, as indicated in the following table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Variable Annuity Account A

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Discovery Value Portfolio	—	—	—	1	(216)	(215)
AB VPS Relative Value Portfolio	66	(4)	62	64	(4)	60
AFIS Capital World Growth and Income	321	(4,724)	(4,403)	358	(15)	343
AFIS U.S. Government Securities	3,766	(626)	3,140	24,631	(8,690)	15,941
AFIS Washington Mutual Investors	6,981	(2,125)	4,856	1,697	(1,784)	(87)
Alger Capital Appreciation (b)	752	(11,435)	(10,683)	1,068	(754)	314
Alger Large Cap Growth	2,574	(94)	2,480	79	(1,950)	(1,871)
Allspring Opportunity VT	66	(414)	(348)	67	(412)	(345)
Allspring VT Discovery All Cap Growth Fund	142	(9)	133	139	(9)	130
ALPS/Alerian Energy Infrastructure	565	(6,395)	(5,830)	7,048	(6,780)	268
American Funds IS® Asset Allocation	1,266	(190)	1,076	4,310	(17,947)	(13,637)
American Funds IS® Capital World Bond	433	(3)	430	429	(547)	(118)
American Funds IS® Global Growth	1,545	(3,405)	(1,860)	900	(1,268)	(368)
American Funds IS® Global Small Capitalization	843	(13)	830	108	(7,220)	(7,112)
American Funds IS® Growth	34,452	(9,456)	24,996	5,997	(10,710)	(4,713)
American Funds IS® Growth-Income	1,698	(3,905)	(2,207)	2,639	(2,538)	101
American Funds IS® International	219	(4,935)	(4,716)	4,228	(18)	4,210
American Funds IS® International Growth and Income	853	(389)	464	832	(386)	446
American Funds IS® Mortgage	29,285	(29,285)	—	—	—	—
American Funds IS® New World	976	(223)	753	547	(269)	278
BlackRock Advantage Large Cap Core V.I.	45	(3)	42	43	(19)	24
BlackRock Basic Value V.I.	41	(35)	6	56	(8,074)	(8,018)
BlackRock Equity Dividend V.I.	2,049	(90)	1,959	424	(2,958)	(2,534)
BlackRock Global Allocation V.I.	282	—	282	342	(3,283)	(2,941)
BlackRock High Yield V.I.	2,253	(4,099)	(1,846)	2,661	(795)	1,866
BlackRock Large Cap Focus Growth V.I.	134	(3,640)	(3,506)	3,686	(205)	3,481

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BNY Mellon IP Small Cap Stock Index	173	(1,261)	(1,088)	2,596	(1,940)	656
BNY Mellon IP Technology Growth	482	(381)	101	243	(376)	(133)
BNY Mellon VIF Appreciation	4,320	(4,304)	16	15	(1)	14
Dimensional VA Global Moderate Allocation	20	(3,958)	(3,938)	3,939	(1)	3,938
Dimensional VA International Small Portfolio	16,824	(17,747)	(923)	1,225	(312)	913
Dimensional VA International Value Portfolio	9,107	(7,055)	2,052	10,822	(23,451)	(12,629)
Dimensional VA Short-Term Fixed Portfolio	12,384	(15,789)	(3,405)	4,925	(4,568)	357
Dimensional VA U.S. Large Value Portfolio	588	(4,269)	(3,681)	913	(9,599)	(8,686)
Dimensional VA U.S. Targeted Value Portfolio	14,241	(482)	13,759	1,190	(15,063)	(13,873)
Donoghue Forlines Dividend VIT Fund	47	(11)	36	36	(2)	34
DWS Small Mid Cap Value VIP	924	(30,212)	(29,288)	2,012	(266)	1,746
Eaton Vance VT Floating-Rate Income	2,743	(267)	2,476	1,935	(4,619)	(2,684)
Federated Hermes Fund for U.S. Government Securities II	911	(982)	(71)	669	(746)	(77)
Federated Hermes High Income Bond II	938	(1,248)	(310)	1,077	(1,193)	(116)
Fidelity® VIP Balanced	1,996	(5,186)	(3,190)	13,209	(3,386)	9,823
Fidelity® VIP Contrafund	2,389	(18,100)	(15,711)	9,676	(5,851)	3,825
Fidelity® VIP Disciplined Small Cap	2,154	(109)	2,045	35	(109)	(74)
Fidelity® VIP Emerging Markets	36,843	(3,629)	33,214	6,700	(3,254)	3,446
Fidelity® VIP Growth & Income	1,598	(867)	731	675	(287)	388
Fidelity® VIP Growth Opportunities	2,934	(25,340)	(22,406)	1,978	(10,404)	(8,426)
Fidelity® VIP High Income	115	(8)	107	137	(1,097)	(960)
Fidelity® VIP Index 500	15,868	(3,727)	12,141	7,987	(9,390)	(1,403)
Fidelity® VIP Investment Grade Bond	4,202	(10,182)	(5,980)	2,052	(18,696)	(16,644)
Fidelity® VIP Mid Cap	100	(180)	(80)	98	(58)	40
Fidelity® VIP Overseas	1,476	(1,348)	128	779	(806)	(27)
Fidelity® VIP Real Estate	152	(9)	143	159	(1,434)	(1,275)
Fidelity® VIP Strategic Income	662	(130)	532	674	(1,725)	(1,051)
Franklin DynaTech VIP	1,174	(72)	1,102	31	(871)	(840)
Franklin Growth and Income VIP Fund	568	(4)	564	551	(14)	537

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Income VIP Fund	723	(89)	634	739	(2,217)	(1,478)
Franklin Large Cap Growth VIP Fund	510	(3,362)	(2,852)	590	(2,086)	(1,496)
Franklin Mutual Global Discovery VIP Fund	281	(19)	262	273	(18)	255
Franklin Mutual Shares VIP Fund	128	(4)	124	165	(1,650)	(1,485)
Franklin Rising Dividends VIP Fund	902	(97)	805	961	(4,751)	(3,790)
Franklin Small Cap Value VIP Fund	754	(21,922)	(21,168)	1,549	(1,874)	(325)
Franklin Small-Mid Cap Growth VIP Fund	2,491	(4,302)	(1,811)	832	(5,102)	(4,270)
Franklin Strategic Income VIP Fund	99	(4,465)	(4,366)	130	(9)	121
Franklin U.S. Government Securities VIP Fund	1,311	(48,646)	(47,335)	20,817	(2,340)	18,477
Goldman Sachs VIT International Equity Insights	18,060	(18,040)	20	20	(1)	19
Goldman Sachs VIT Mid Cap Growth Fund	16,171	(1,175)	14,996	487	(369)	118
Goldman Sachs VIT Mid Cap Value	397	(840)	(443)	1,839	(1,894)	(55)
Guggenheim VIF Floating Rate Strategies	504	(117)	387	515	(2,779)	(2,264)
Guggenheim VIF Global Managed Futures Strategy	374	(883)	(509)	336	(277)	59
Guggenheim VIF High Yield	889	(5)	884	56	(206)	(150)
Guggenheim VIF Multi-Hedge Strategies	1,264	(1,611)	(347)	381	(15,389)	(15,008)
Guggenheim VIF Total Return Bond	21,887	(2,826)	19,061	15,367	(4,007)	11,360
Invesco V.I. American Franchise Series I	1,008	(870)	138	198	(1,009)	(811)
Invesco V.I. American Value	29	(2)	27	29	(2)	27
Invesco V.I. Balanced-Risk Allocation	49	(3)	46	71	(1,546)	(1,475)
Invesco V.I. Comstock	232	—	232	232	(19,400)	(19,168)
Invesco V.I. Core Equity	114	—	114	110	—	110
Invesco V.I. Discovery Mid Cap Growth	9	(1)	8	34	(1,100)	(1,066)
Invesco V.I. Equally-Weighted S&P 500	26,066	(7)	26,059	25,185	(25,140)	45
Invesco V.I. Equity and Income	53	(4)	49	108	(3,874)	(3,766)
Invesco V.I. EVQ International Equity Fund	1,305	(2,694)	(1,389)	1,155	(2,896)	(1,741)
Invesco V.I. Global	190	(2,681)	(2,491)	243	(33)	210
Invesco V.I. Global Real Estate	—	(151)	(151)	18	(1,366)	(1,348)
Invesco V.I. Global Strategic Income	428	(49)	379	478	(2,525)	(2,047)
Invesco V.I. Government Securities	1,932	(1,947)	(15)	2,489	(2,524)	(35)

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Health Care	5,731	(5,608)	123	137	(13)	124
Invesco V.I. International Growth Fund (a)	311	(995)	(684)	302	(2,249)	(1,947)
Invesco V.I. Main Street Mid Cap Fund®	722	(204)	518	163	(1,011)	(848)
Invesco V.I. Main Street Small Cap Fund®	1,181	(660)	521	1,236	(2,731)	(1,495)
Invesco V.I. Small Cap Equity	87	(3)	84	104	(1,332)	(1,228)
Janus Henderson VIT Enterprise	1,531	(2,014)	(483)	406	(2,088)	(1,682)
Janus Henderson VIT Forty	8,230	(2,770)	5,460	2,377	(116)	2,261
Janus Henderson VIT Overseas	2,950	(391)	2,559	2,585	(450)	2,135
Janus Henderson VIT Research	95	(592)	(497)	101	(7)	94
Lord Abbett Series Bond-Debenture VC	993	(2,178)	(1,185)	1,384	(5,731)	(4,347)
Lord Abbett Series Developing Growth VC	115	(138)	(23)	114	(299)	(185)
Lord Abbett Series Growth and Income VC	201	(29)	172	196	(36)	160
Lord Abbett Series Growth Opportunities VC	1,100	(68)	1,032	24	(833)	(809)
LVIP American Century Disciplined Core Value	57	(132)	(75)	136	(6,956)	(6,820)
LVIP American Century Inflation Protection	180	(152)	28	179	(151)	28
LVIP American Century International	90	(3)	87	99	(2,153)	(2,054)
LVIP American Century Mid Cap Value (b)	21,299	(184)	21,115	28	(166)	(138)
LVIP American Century Value	106	(7)	99	102	(7)	95
LVIP JPMorgan Core Bond Fund	41	(1,531)	(1,490)	47	(236)	(189)
LVIP JPMorgan Small Cap Core Fund	101	(185)	(84)	99	(61)	38
LVIP JPMorgan US Equity Fund	23	(2)	21	294	(1)	293
MFS® VIT Global Tactical Allocation	—	—	—	132	(8,364)	(8,232)
MFS® VIT II Research International	168	(11)	157	649	(1,124)	(475)
MFS® VIT International Intrinsic Value	334	(509)	(175)	338	(214)	124
MFS® VIT New Discovery	606	(16,171)	(15,565)	1,138	(199)	939
MFS® VIT Research	75	(170)	(95)	78	(182)	(104)
MFS® VIT Total Return	79	(444)	(365)	87	(43)	44

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT Total Return Bond	3,453	(3,453)	—	—	—	—
MFS® VIT Utilities	82	(6)	76	262	(703)	(441)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	25	(1,881)	(1,856)	55	(8)	47
Morningstar Balanced ETF Asset Allocation Portfolio	15,685	(41,599)	(25,914)	2,705	(4,304)	(1,599)
Morningstar Conservative ETF Asset Allocation Portfolio	34,163	(37,943)	(3,780)	9,446	(12,993)	(3,547)
Morningstar Growth ETF Asset Allocation Portfolio	522	(7,160)	(6,638)	638	(2,283)	(1,645)
Morningstar Income and Growth ETF Asset Allocation Portfolio	151	(1,295)	(1,144)	160	(90)	70
NAA All Cap Value Series	205	(38)	167	198	(40)	158
NAA Large Cap Value Series	2,748	(3,398)	(650)	1,534	(1,736)	(202)
NAA Large Growth Series	63	(12)	51	143	(92)	51
NAA Mid Growth Series	489	(470)	19	414	(3,391)	(2,977)
NAA Small Cap Value Series	34	(65)	(31)	130	(159)	(29)
NAA Smid-Cap Value Series	44	(25)	19	43	(25)	18
NAA World Equity Income Series	54	(374)	(320)	61	(377)	(316)
Neuberger Berman AMT Quality Equity Portfolio (a)	633	(5,212)	(4,579)	5,316	(729)	4,587
Nomura VIP Asset Strategy Series (a)	1,546	—	1,546	1,550	(2,069)	(519)
Nomura VIP Balanced Series (a)	72	(584)	(512)	85	(6)	79
Nomura VIP Energy Series (a)	1,206	(1,177)	29	46	(5,769)	(5,723)
Nomura VIP Global Growth Series (a)	176	(7,373)	(7,197)	969	(836)	133
Nomura VIP Growth Series (a)	33	(731)	(698)	38	(16)	22
Nomura VIP High Income Series (a)	—	(141)	(141)	15	(2,824)	(2,809)
Nomura VIP International Core Equity Series (a)	111	(25)	86	112	(348)	(236)
Nomura VIP Limited+Term Bond Series (a)	—	—	—	—	(61)	(61)
Nomura VIP Mid Cap Growth Series (a)	2,204	(21,081)	(18,877)	1,689	(302)	1,387

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Nomura VIP Natural Resources Series (a)	22	(4)	18	20	(3)	17
Nomura VIP Science And Technology Series (a)	933	(1,644)	(711)	1,593	(236)	1,357
Nomura VIP Small Cap Growth Series (a)	1,157	(26)	1,131	549	(507)	42
Nomura VIP Smid Cap Core Series (a)	6	—	6	28	(1,412)	(1,384)
PIMCO VIT All Asset	2,503	(2,937)	(434)	147	(2,321)	(2,174)
PIMCO VIT CommodityRealReturn Strategy	857	(582)	275	16,325	(26,841)	(10,516)
PIMCO VIT Emerging Markets Bond	1,673	(859)	814	1,794	(1,902)	(108)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	17	(1)	16	31	(2,729)	(2,698)
PIMCO VIT High Yield	—	—	—	1	(133)	(132)
PIMCO VIT International Bond Portfolio (Unhedged)	829	(467)	362	708	(7,496)	(6,788)
PIMCO VIT Low Duration Administrative	7,366	(99,764)	(92,398)	75,619	(22,765)	52,854
PIMCO VIT Low Duration Advisor	1,220	(1,781)	(561)	1,213	(695)	518
PIMCO VIT Real Return Administrative	3,553	(5,404)	(1,851)	3,120	(1,755)	1,365
PIMCO VIT Real Return Advisor	27,683	(27,417)	266	10,867	(22,674)	(11,807)
PIMCO VIT Short-Term	13,080	(9,213)	3,867	2,561	(10,226)	(7,665)
PIMCO VIT Total Return Administrative	1,892	(8,678)	(6,786)	4,453	(5,687)	(1,234)
PIMCO VIT Total Return Advisor	1,786	(997)	789	1,825	(8,066)	(6,241)
Putnam VT Core Equity Fund	26	(3,481)	(3,455)	3,456	(1)	3,455
Putnam VT Large Cap Growth Fund	808	(87)	721	386	(1,040)	(654)
Putnam VT Large Cap Value	709	(16,454)	(15,745)	9,964	(2,987)	6,977
Putnam VT Small Cap Growth	13,747	(20)	13,727	59	(8)	51
Rydex VIF Banking	208	(242)	(34)	207	(136)	71
Rydex VIF Basic Materials	1,667	(835)	832	679	(3,260)	(2,581)
Rydex VIF Biotechnology	397	(278)	119	910	(313)	597
Rydex VIF Commodities Strategy	11,243	(8,101)	3,142	2,792	(6,765)	(3,973)
Rydex VIF Consumer Products	115	(678)	(563)	131	(245)	(114)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Dow 2x Strategy (b)	80	(403)	(323)	89	(88)	1
Rydex VIF Electronics	367	(142)	225	384	(1,939)	(1,555)
Rydex VIF Energy	1,515	(1,469)	46	4,376	(2,503)	1,873
Rydex VIF Energy Services	258	(94)	164	282	(3,722)	(3,440)
Rydex VIF Europe 1.25x Strategy (b)	—	—	—	—	—	—
Rydex VIF Financial Services	86	(2,997)	(2,911)	171	(30)	141
Rydex VIF Government Long Bond 1.2x Strategy (b)	5	(63)	(58)	355	(1,926)	(1,571)
Rydex VIF Health Care	260	(623)	(363)	264	(238)	26
Rydex VIF Internet	637	(166)	471	288	(1,559)	(1,271)
Rydex VIF Inverse Government Long Bond Strategy	10,987	(10,987)	—	14	(1,816)	(1,802)
Rydex VIF Inverse Mid-Cap Strategy	—	—	—	242	(22,349)	(22,107)
Rydex VIF Inverse NASDAQ-100® Strategy	6,126	(6,126)	—	553	(52,138)	(51,585)
Rydex VIF Inverse Russell 2000® Strategy (b)	36	(84)	(48)	272	(21,522)	(21,250)
Rydex VIF Inverse S&P 500 Strategy (b)	149	(10)	139	144	(10)	134
Rydex VIF Japan 2x Strategy (b)	156	(25)	131	152	(25)	127
Rydex VIF Leisure	125	(12)	113	122	(12)	110
Rydex VIF Mid-Cap 1.5x Strategy (b)	103	(42)	61	101	(26)	75
Rydex VIF Money Market	103,575	(158,007)	(54,432)	492,282	(82,667)	409,615
Rydex VIF NASDAQ-100®	1,941	(1,487)	454	995	(2,340)	(1,345)
Rydex VIF NASDAQ-100® 2x Strategy (b)	42	(7)	35	3	(7)	(4)
Rydex VIF Nova (b)	268	(441)	(173)	158	(188)	(30)
Rydex VIF Precious Metals	1,034	(485)	549	3,245	(4,556)	(1,311)
Rydex VIF Real Estate	965	(2,061)	(1,096)	928	(586)	342
Rydex VIF Retailing	72	(8)	64	73	(1,391)	(1,318)
Rydex VIF Russell 2000® 1.5x Strategy (b)	79	(127)	(48)	86	(44)	42
Rydex VIF Russell 2000® 2x Strategy (b)	—	—	—	1	—	1
Rydex VIF S&P 500 2x Strategy (b)	592	(368)	224	469	(331)	138
Rydex VIF S&P 500 Pure Growth	1,137	(1,190)	(53)	2,058	(2,051)	7

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF S&P 500 Pure Value	2,296	(3,541)	(1,245)	1,596	(1,791)	(195)
Rydex VIF S&P MidCap 400 Pure Growth	597	(8,383)	(7,786)	1,483	(1,364)	119
Rydex VIF S&P MidCap 400 Pure Value	301	(1,152)	(851)	295	(345)	(50)
Rydex VIF S&P SmallCap 600 Pure Growth	27	(9)	18	189	(1,364)	(1,175)
Rydex VIF S&P SmallCap 600 Pure Value	96	(607)	(511)	99	(544)	(445)
Rydex VIF Strengthening Dollar 2x Strategy (b)	1,544	(2,301)	(757)	3,880	(6,242)	(2,362)
Rydex VIF Technology	2,622	(1,446)	1,176	9,442	(108,153)	(98,711)
Rydex VIF Transportation	33	(9)	24	42	(936)	(894)
Rydex VIF Utilities	374	(360)	14	238	(411)	(173)
Rydex VIF Weakening Dollar 2x Strategy (b)	505	(505)	—	—	—	—
T. Rowe Price Blue Chip Growth	1,807	(14,825)	(13,018)	6,947	(3,189)	3,758
T. Rowe Price Equity Income	1,852	(753)	1,099	106	(6,335)	(6,229)
T. Rowe Price Health Sciences	465	(2,187)	(1,722)	348	(507)	(159)
T. Rowe Price Limited-Term Bond	7,054	(7,259)	(205)	651	(394)	257
Templeton Developing Markets VIP Fund	1,594	(1,303)	291	1,558	(1,046)	512
Templeton Foreign VIP Fund	2,174	(574)	1,600	611	(1,835)	(1,224)
Templeton Global Bond VIP Fund	410	(895)	(485)	3,062	(2,709)	353
VanEck VIP Global Gold	24,569	(103)	24,466	4,362	(74)	4,288
VanEck VIP Global Resources	2,896	(8)	2,888	3,025	(2,990)	35
Vanguard® VIF Balanced	407	(166)	241	456	(6,798)	(6,342)
Vanguard® VIF Capital Growth	1,463	(794)	669	1,754	(4)	1,750
Vanguard® VIF Conservative Allocation	435	(17,498)	(17,063)	600	(747)	(147)
Vanguard® VIF Diversified Value	5,386	(351)	5,035	3,286	(8,157)	(4,871)
Vanguard® VIF Equity Income	1,501	(896)	605	1,480	(833)	647
Vanguard® VIF Equity Index	5,371	(4,334)	1,037	6,012	(2,882)	3,130
Vanguard® VIF Global Bond Index	34	(2)	32	33	(2)	31
Vanguard® VIF Growth	4,905	(287)	4,618	390	(1,838)	(1,448)
Vanguard® VIF High Yield Bond	391	(4,235)	(3,844)	456	(3,331)	(2,875)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard® VIF International	2,265	(738)	1,527	4,383	(9,278)	(4,895)
Vanguard® VIF Mid-Cap Index	4,931	(1,939)	2,992	1,650	(2,741)	(1,091)
Vanguard® VIF Moderate Allocation	4,155	(3,333)	822	64,950	(94,285)	(29,335)
Vanguard® VIF Real Estate Index	276	(1,132)	(856)	2,233	(934)	1,299
Vanguard® VIF Short Term Investment Grade	15,216	(20,780)	(5,564)	32,426	(6,437)	25,989
Vanguard® VIF Small Company Growth (b)	150	(27)	123	265	(148)	117
Vanguard® VIF Total Bond Market Index	23,052	(21,529)	1,523	27,945	(43,537)	(15,592)
Vanguard® VIF Total International Stock Market Index	656	(1,850)	(1,194)	4,499	(328)	4,171
Vanguard® VIF Total Stock Market Index	9,240	(2,770)	6,470	18,005	(17,895)	110
Victory Pioneer Bond VCT Portfolio (a)	647	(455)	192	637	(276)	361
Victory Pioneer Equity Income VCT Portfolio (a)	30	(2)	28	28	(2)	26
Victory Pioneer Strategic Income VCT Portfolio (a)	292	(186)	106	304	(1,245)	(941)
Virtus Duff & Phelps Real Estate Securities Series	39	(3)	36	37	(5)	32
Virtus KAR Small-Cap Growth Series	729	(2,395)	(1,666)	631	(2,690)	(2,059)
Virtus Newfleet Multi-Sector Intermediate Bond Series	—	—	—	17	(1,093)	(1,076)
Virtus SGA International Growth Series	228	(208)	20	194	(192)	2
Voya MidCap Opportunities Portfolio	108	(19)	89	106	(19)	87
VY CBRE Global Real Estate Portfolio	34	(14)	20	232	(1,758)	(1,526)
VY CBRE Real Estate Portfolio	55	(1)	54	54	(3)	51

(a)	Name change. See Note 1.
(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2025	—	14.61	18.67	—	—	0.25	1.25	(1.62)	(0.64)
2024	—	18.79	18.79	—	—	0.25	0.25	6.22	6.22
2023	215	17.69	17.69	3,784	0.01	0.25	0.25	13.11	13.11
2022	212	15.64	15.64	3,296	0.01	0.25	0.25	(18.50)	(18.50)
2021	209	19.19	19.19	3,987	0.01	0.25	0.25	31.26	31.26
AB VPS Relative Value Portfolio
2025	2,237	18.91	18.91	42,291	0.88	1.25	1.25	5.58	5.58
2024	2,175	17.91	17.91	38,939	0.01	1.25	1.25	8.09	8.09
2023	2,115	16.57	16.57	35,040	0.01	1.25	1.45	7.04	7.04
2022	2,057	15.48	15.48	31,823	0.01	1.45	1.45	(8.35)	(8.35)
2021	2,000	16.89	16.89	33,781	0.01	1.45	1.45	22.30	22.30
AFIS Capital World Growth and Income
2025	7,710	16.80	18.94	143,354	1.09	0.25	1.25	19.32	20.48
2024	12,113	14.08	15.72	180,887	0.02	0.25	1.25	8.89	10.01
2023	11,770	12.93	14.29	160,448	0.02	0.25	1.45	15.65	16.84
2022	14,570	11.18	12.23	172,026	0.02	0.25	1.45	(20.99)	(20.22)
2021	14,229	14.15	15.33	211,273	0.01	0.25	1.45	9.52	10.85
AFIS U.S. Government Securities
2025	118,187	7.14	8.05	861,047	4.16	0.25	1.25	3.03	4.01
2024	115,047	6.93	7.74	812,155	0.04	0.25	1.25	(3.75)	(2.76)
2023	99,106	7.20	7.20	713,432	0.03	1.25	1.45	(1.64)	(1.64)
2022	95,832	7.32	7.32	701,493	0.03	1.45	1.45	(14.88)	(14.88)
2021	92,699	8.60	8.60	797,314	0.01	1.45	1.45	(5.18)	(5.18)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Washington Mutual Investors
2025	61,214	20.12	22.70	1,269,847	1.28	0.25	1.25	12.03	13.16
2024	56,358	17.96	20.06	1,036,916	0.01	0.25	1.25	13.89	15.02
2023	56,445	15.77	17.44	909,260	0.02	0.25	1.45	12.08	13.25
2022	57,468	14.07	15.40	826,694	0.02	0.25	1.45	(12.50)	(11.60)
2021	51,035	16.08	17.42	838,239	0.01	0.25	1.45	22.00	23.46
Alger Capital Appreciation (b)
2025	11,628	41.71	55.51	505,456	—	0.25	1.25	26.97	28.26
2024	22,311	32.85	43.28	746,316	—	0.25	1.25	41.59	43.03
2023	21,997	23.20	30.26	520,741	—	0.25	1.45	36.87	38.24
2022	35,680	16.95	21.89	680,978	—	0.25	1.45	(39.33)	(38.70)
2021	36,228	27.94	35.71	1,136,567	—	0.25	1.45	13.67	15.05
Alger Large Cap Growth
2025	3,459	18.15	18.82	64,371	—	0.25	1.25	24.83	26.14
2024	979	14.54	14.92	14,230	—	0.25	1.25	36.91	38.28
2023	2,850	10.62	10.79	30,600	—	0.25	1.45	27.19	28.45
2022	2,802	8.35	8.40	23,498	—	0.25	1.45	(16.50)	(16.00)
Allspring Opportunity VT
2025	4,962	26.97	26.97	133,996	0.05	1.40	1.40	2.12	2.12
2024	5,310	26.41	26.41	140,239	—	1.40	1.40	10.04	10.04
2023	5,655	24.00	24.00	135,911	—	1.40	1.40	21.09	21.09
2022	6,005	19.82	19.82	119,192	—	1.40	1.40	(24.21)	(24.21)
2021	5,440	26.15	26.15	142,436	0.00	1.40	1.40	19.41	19.41
Allspring VT Discovery All Cap Growth Fund
2025	4,803	25.57	25.57	122,816	—	1.25	1.25	10.45	10.45
2024	4,670	23.15	23.15	108,109	—	1.25	1.25	15.92	15.92
2023	4,540	19.97	19.97	90,662	—	1.25	1.45	27.60	27.60
2022	4,415	15.65	15.65	69,076	—	1.45	1.45	(39.78)	(39.78)
2021	4,785	25.99	25.99	124,345	—	1.45	1.45	9.94	9.94

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ALPS/Alerian Energy Infrastructure
2025	3,696	11.93	13.64	44,256	2.85	0.25	1.25	0.25	1.34
2024	9,526	11.90	13.46	113,454	0.02	0.25	1.25	34.77	36.10
2023	9,258	8.83	9.89	81,835	0.02	0.25	1.45	9.15	10.26
2022	21,462	8.09	8.97	184,557	0.05	0.25	1.45	12.52	13.54
2021	17,838	7.19	7.90	137,222	0.02	0.25	1.45	31.68	33.45
American Funds IS® Asset Allocation
2025	42,518	15.65	17.65	686,205	1.83	0.25	1.25	10.84	11.92
2024	41,442	14.12	15.77	602,177	0.02	0.25	1.25	11.27	12.40
2023	55,079	12.69	14.03	713,213	0.02	0.25	1.45	9.21	10.39
2022	49,949	11.62	12.71	591,459	0.01	0.25	1.45	(17.24)	(16.44)
2021	109,404	14.04	15.21	1,543,759	0.01	0.25	1.45	9.86	11.18
American Funds IS® Capital World Bond
2025	14,628	6.14	6.92	100,052	2.90	0.25	1.25	4.60	5.49
2024	14,198	5.87	6.56	92,096	0.02	0.25	1.25	(7.41)	(6.42)
2023	14,316	6.34	7.01	99,000	—	0.25	1.45	1.44	2.49
2022	13,896	6.25	6.84	93,865	0.00	0.25	1.45	(21.19)	(20.47)
2021	13,489	7.93	8.60	114,713	0.02	0.25	1.45	(9.37)	(8.12)
American Funds IS® Global Growth
2025	18,582	20.43	23.05	393,060	1.19	0.25	1.25	16.28	17.48
2024	20,442	17.57	19.62	367,529	0.01	0.25	1.25	8.59	9.73
2023	20,810	16.18	17.88	343,307	0.01	0.25	1.45	17.25	18.41
2022	21,544	13.80	15.10	302,307	0.00	0.25	1.45	(28.05)	(27.30)
2021	21,141	19.18	20.77	411,376	0.00	0.25	1.45	11.12	12.39
American Funds IS® Global Small Capitalization
2025	1,822	11.91	13.44	22,921	0.26	0.25	1.25	9.57	10.71
2024	992	10.87	10.87	10,773	—	1.25	1.25	(2.16)	(2.16)
2023	8,104	11.11	11.11	90,062	0.00	1.25	1.45	10.99	10.99
2022	8,025	10.01	10.01	80,362	—	1.45	1.45	(32.64)	(32.64)
2021	7,946	14.86	14.86	118,077	—	1.45	1.45	1.78	1.78

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth
2025	48,302	35.32	39.84	1,857,877	0.06	0.25	1.25	14.90	16.08
2024	23,306	30.74	34.32	716,889	—	0.25	1.25	25.83	27.11
2023	28,019	24.43	27.00	689,557	0.00	0.25	1.45	32.41	33.73
2022	27,983	18.45	20.19	520,158	0.00	0.25	1.45	(33.03)	(32.34)
2021	27,270	27.55	29.84	755,723	0.00	0.25	1.45	16.39	17.80
American Funds IS® Growth-Income
2025	19,515	23.64	26.66	476,829	0.71	0.25	1.25	12.84	13.98
2024	21,722	20.95	23.39	464,588	0.01	0.25	1.25	18.76	19.95
2023	21,621	17.64	19.50	389,339	0.01	0.25	1.45	20.57	21.80
2022	21,241	14.63	16.01	316,440	0.01	0.25	1.45	(20.14)	(19.35)
2021	18,672	18.32	19.85	344,940	0.01	0.25	1.45	18.42	19.87
American Funds IS® International
2025	4,964	10.56	11.91	55,458	0.84	0.25	1.25	21.10	22.40
2024	9,680	8.72	9.73	86,687	0.01	0.25	1.25	(1.36)	(0.41)
2023	5,470	8.84	9.77	50,397	0.01	0.25	1.45	10.78	11.91
2022	5,319	7.98	8.73	44,068	0.01	0.25	1.45	(24.29)	(23.56)
2021	5,173	10.54	11.42	56,381	0.03	0.25	1.45	(5.98)	(4.83)
American Funds IS® International Growth and Income
2025	30,397	10.93	12.33	370,641	2.43	0.25	1.25	29.50	30.75
2024	29,933	8.44	9.43	279,133	0.02	0.25	1.25	(1.17)	(0.11)
2023	29,487	8.54	9.44	275,646	0.03	0.25	1.45	10.77	11.98
2022	12,736	7.71	8.43	105,047	0.03	0.25	1.45	(19.01)	(18.23)
2021	12,528	9.52	10.31	126,514	0.03	0.25	1.45	0.53	1.68
American Funds IS® Mortgage
2025	—	7.16	7.16	—	—	1.25	1.25	3.77	3.77
2024	—	6.90	7.80	—	—	0.25	1.25	(3.90)	(2.86)
2023	—	7.18	7.93	—	—	0.25	1.25	(0.69)	0.13
2022	—	7.23	7.92	—	—	0.25	1.45	(13.93)	(12.97)
2021	—	8.40	9.22	—	—	0.25	1.45	(5.08)	(3.96)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® New World
2025	13,791	12.66	14.28	178,821	0.95	0.25	1.25	22.56	23.85
2024	13,038	10.33	11.53	138,187	0.01	0.25	1.25	1.97	2.95
2023	12,760	10.13	11.20	132,285	0.01	0.25	1.45	10.83	12.00
2022	12,457	9.14	10.00	116,090	0.01	0.25	1.45	(25.51)	(24.76)
2021	11,261	12.27	13.29	139,865	0.01	0.25	1.45	0.08	1.30
BlackRock Advantage Large Cap Core V.I.
2025	1,499	27.45	27.45	41,138	0.23	1.25	1.25	14.71	14.71
2024	1,457	23.93	30.65	34,863	—	0.25	1.25	19.89	21.10
2023	1,433	19.96	25.31	28,676	0.00	0.25	1.45	19.74	20.93
2022	9,249	16.67	20.93	187,692	0.01	0.25	1.45	(23.46)	(22.71)
2021	9,438	21.78	27.08	248,406	0.00	0.25	1.45	22.50	23.99
BlackRock Basic Value V.I.
2025	1,349	17.85	17.85	24,060	1.87	1.25	1.25	18.92	18.92
2024	1,343	15.01	15.01	20,157	—	1.25	1.25	5.41	5.41
2023	9,361	14.24	14.24	133,226	0.02	1.25	1.45	11.42	11.42
2022	9,262	12.78	12.78	118,317	0.02	1.45	1.45	(9.04)	(9.04)
2021	2,226	14.05	14.05	31,239	0.01	1.45	1.45	16.02	16.02
BlackRock Equity Dividend V.I.
2025	15,498	19.29	25.41	309,134	2.15	0.25	1.25	16.27	17.42
2024	13,539	16.59	16.59	224,778	0.02	1.25	1.25	5.13	5.13
2023	16,073	15.78	15.78	253,795	0.02	1.25	1.45	7.35	7.35
2022	15,630	14.70	14.70	229,938	0.01	1.45	1.45	(8.13)	(8.13)
2021	15,200	16.00	16.00	243,284	0.01	1.45	1.45	15.11	15.11
BlackRock Global Allocation V.I.
2025	9,541	12.57	12.57	119,765	4.27	1.25	1.25	14.59	14.59
2024	9,259	10.97	12.54	101,478	0.01	0.25	1.25	4.38	5.47
2023	12,200	10.51	11.89	131,622	0.02	0.25	1.45	7.79	8.88
2022	12,907	9.75	10.92	129,853	—	0.25	1.45	(19.55)	(18.75)
2021	12,603	12.12	13.44	157,212	0.01	0.25	1.45	1.76	2.99

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2025	44,042	10.83	12.36	506,140	6.37	0.25	1.25	4.54	5.55
2024	45,888	10.36	11.71	503,472	0.07	0.25	1.25	3.29	4.37
2023	44,022	10.03	11.22	464,398	0.06	0.25	1.45	8.20	9.36
2022	53,336	9.27	10.26	521,860	0.05	0.25	1.45	(14.25)	(13.42)
2021	52,783	10.81	11.85	600,473	0.04	0.25	1.45	0.65	1.80
BlackRock Large Cap Focus Growth V.I.
2025	1,818	34.55	34.55	62,839	—	1.25	1.25	6.83	6.83
2024	5,324	32.34	32.34	172,446	—	1.25	1.25	25.89	25.89
2023	1,843	25.69	25.69	47,359	—	1.25	1.45	46.13	46.13
2022	4,371	17.58	17.58	77,084	—	1.45	1.45	(40.81)	(40.81)
2021	4,281	29.70	29.70	127,380	—	1.45	1.45	12.63	12.63
BNY Mellon IP Small Cap Stock Index
2025	5,335	16.22	20.99	101,195	1.11	0.25	1.25	1.00	1.94
2024	6,423	16.06	20.59	122,026	0.01	0.25	1.25	3.41	4.52
2023	5,767	15.53	19.70	104,216	0.01	0.25	1.45	10.61	11.74
2022	5,845	14.04	17.63	95,005	0.01	0.25	1.45	(20.09)	(19.31)
2021	6,442	17.57	21.85	130,254	0.01	0.25	1.45	20.67	22.14
BNY Mellon IP Technology Growth
2025	7,892	37.25	43.89	295,463	—	0.25	1.25	22.53	23.77
2024	7,791	30.40	35.46	236,902	—	0.25	1.25	20.11	21.36
2023	7,924	25.31	29.22	201,760	—	0.25	1.45	52.38	53.95
2022	7,723	16.61	18.98	128,968	—	0.25	1.45	(48.72)	(48.23)
2021	7,527	32.39	36.66	245,094	—	0.25	1.45	7.72	9.04
BNY Mellon VIF Appreciation
2025	547	21.66	21.66	11,837	0.73	1.25	1.25	5.25	5.25
2024	531	20.58	20.58	10,941	—	1.25	1.25	7.75	7.75
2023	517	19.10	19.10	9,871	0.00	1.25	1.45	15.69	15.69
2022	503	16.51	16.51	8,300	0.01	1.45	1.45	(21.64)	(21.64)
2021	—	21.07	23.91	—	—	0.25	1.45	21.23	22.74

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Moderate Allocation
2025	—	12.99	12.99	—	—	1.65	1.65	9.44	9.44
2024	3,938	11.87	11.87	46,759	—	1.65	1.65	6.84	6.84
2023	—	11.11	11.93	—	—	0.25	1.65	9.57	11.08
2022	—	10.14	10.71	—	—	0.25	1.85	(15.00)	(13.77)
2021	—	11.93	12.46	—	—	0.25	1.85	8.75	10.56
Dimensional VA International Small Portfolio
2025	17,605	14.66	17.51	301,532	3.42	0.25	1.65	30.78	32.55
2024	18,528	11.21	13.21	237,782	0.04	0.25	1.65	(0.97)	0.53
2023	17,615	11.32	13.14	225,283	0.04	0.25	1.85	8.95	10.51
2022	6,620	10.39	11.89	73,743	0.02	0.25	1.85	(21.35)	(20.31)
2021	7,032	13.21	14.92	99,356	0.03	0.25	1.85	9.08	10.93
Dimensional VA International Value Portfolio
2025	88,277	14.64	17.03	1,498,823	4.55	0.25	1.65	39.03	40.98
2024	86,225	10.53	12.08	1,038,679	0.04	0.25	1.65	1.74	3.25
2023	98,854	10.35	11.70	1,139,231	0.07	0.25	1.85	12.50	14.04
2022	32,653	9.20	10.26	321,359	0.05	0.25	1.85	(7.82)	(6.47)
2021	19,336	9.98	10.97	204,370	0.05	0.25	1.85	12.51	14.27
Dimensional VA Short-Term Fixed Portfolio
2025	23,597	7.73	7.73	182,351	3.89	0.25	0.25	1.05	1.05
2024	27,002	7.65	7.65	206,626	0.05	0.25	0.25	2.14	2.14
2023	26,645	7.49	7.49	199,680	0.07	0.25	0.25	1.63	1.63
2022	705	7.37	7.37	5,184	0.01	0.25	0.25	(4.41)	(4.41)
2021	1,003	7.71	7.71	7,716	—	0.25	0.25	(3.38)	(3.38)
Dimensional VA U.S. Large Value Portfolio
2025	16,949	17.84	23.46	350,158	1.74	0.25	1.65	10.53	12.09
2024	20,630	16.14	20.93	372,835	0.02	0.25	1.65	8.25	9.75
2023	29,316	14.91	19.07	509,180	0.01	0.25	1.85	5.82	7.38
2022	62,077	14.09	17.76	1,059,205	0.02	0.25	1.85	(9.16)	(7.88)
2021	62,879	15.51	19.28	1,169,141	0.02	0.25	1.85	20.98	22.96

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Targeted Value Portfolio
2025	29,387	17.58	23.64	691,690	2.31	0.25	1.65	3.96	5.44
2024	15,628	16.91	22.42	347,718	0.01	0.25	1.65	3.24	4.72
2023	29,501	16.38	21.41	561,271	0.02	0.25	1.85	14.55	16.17
2022	13,762	14.30	18.43	196,704	0.01	0.25	1.85	(8.51)	(7.25)
2021	13,896	15.63	19.87	218,774	0.03	0.25	1.85	33.02	35.17
Donoghue Forlines Dividend VIT Fund
2025	1,291	10.49	10.49	13,549	1.24	0.25	0.25	13.41	13.41
2024	1,255	9.25	9.25	11,613	0.02	0.25	0.25	9.21	9.21
2023	1,221	8.47	8.47	10,346	0.02	0.25	0.25	(4.72)	(4.72)
2022	1,187	8.89	8.89	10,560	—	0.25	0.25	(13.18)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
DWS Small Mid Cap Value VIP
2025	—	16.42	16.42	—	1.18	0.25	0.25	14.03	14.03
2024	29,288	14.40	14.40	421,577	0.01	0.25	0.25	2.42	2.42
2023	27,542	14.06	14.06	387,084	0.00	0.25	0.25	10.97	10.97
2022	1,653	12.67	12.67	20,940	0.01	0.25	0.25	(18.83)	(18.83)
2021	927	15.61	15.61	14,465	—	0.25	0.25	25.89	25.89
Eaton Vance VT Floating-Rate Income
2025	23,466	9.15	10.32	241,290	6.65	0.25	1.25	(0.33)	0.58
2024	20,990	10.26	10.26	215,438	0.08	0.25	0.25	4.27	4.27
2023	23,674	9.84	9.84	233,061	0.08	0.25	0.25	7.66	7.66
2022	21,338	9.14	9.14	195,138	0.06	0.25	0.25	(5.87)	(5.87)
2021	5,656	9.71	9.71	54,937	0.03	0.25	0.25	0.31	0.31
Federated Hermes Fund for U.S. Government Securities II
2025	23,750	6.50	8.01	158,529	3.88	0.25	1.45	2.20	3.35
2024	23,821	6.36	7.75	155,592	0.04	0.25	1.45	(3.93)	(2.64)
2023	23,898	6.62	7.96	161,644	0.02	0.25	1.45	(0.30)	0.89
2022	34,749	6.64	7.89	234,858	0.12	0.25	1.45	(16.37)	(15.43)
2021	24,140	7.94	9.33	195,373	0.02	0.25	1.45	(6.37)	(5.09)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Hermes High Income Bond II
2025	21,446	10.04	14.88	274,855	5.66	0.25	1.35	3.63	4.71
2024	21,756	9.68	14.31	267,923	0.05	0.25	1.35	1.27	2.45
2023	21,872	9.55	14.13	264,378	0.06	0.25	1.45	7.70	8.87
2022	30,190	8.86	12.74	319,916	0.05	0.25	1.45	(15.54)	(14.73)
2021	34,357	10.49	14.94	441,956	0.05	0.25	1.45	(0.10)	1.08
Fidelity® VIP Balanced
2025	47,829	19.34	23.50	945,472	1.53	0.25	1.25	10.14	11.27
2024	51,019	17.56	21.12	912,794	0.02	0.25	1.25	10.79	11.92
2023	41,196	15.85	18.87	662,148	0.02	0.25	1.45	16.20	17.35
2022	38,757	13.64	16.08	535,912	0.01	0.25	1.45	(21.56)	(20.79)
2021	34,512	17.39	17.39	600,170	0.01	1.45	1.45	12.85	12.85
Fidelity® VIP Contrafund
2025	60,161	30.58	44.51	2,046,443	—	0.25	1.35	16.03	17.32
2024	75,872	26.33	38.36	2,170,046	—	0.25	1.35	27.74	29.18
2023	72,047	20.59	30.03	1,629,629	0.00	0.25	1.45	27.46	28.88
2022	73,484	16.14	19.70	1,308,832	0.00	0.25	1.45	(29.52)	(28.83)
2021	70,263	22.90	27.68	1,783,234	0.00	0.25	1.45	21.94	23.41
Fidelity® VIP Disciplined Small Cap
2025	4,531	17.93	24.70	89,544	0.73	0.25	1.25	12.20	13.35
2024	2,486	15.98	21.79	47,409	0.01	0.25	1.25	11.67	12.84
2023	2,560	14.31	19.31	43,861	0.01	0.25	1.45	15.68	16.82
2022	2,593	12.37	16.53	38,271	0.01	0.25	1.45	(21.86)	(21.06)
2021	2,521	15.83	20.94	47,310	0.00	0.25	1.45	15.21	16.53
Fidelity® VIP Emerging Markets
2025	57,491	15.35	16.49	902,600	1.77	0.25	1.25	34.89	36.28
2024	24,277	11.38	12.10	288,546	0.01	0.25	1.25	5.08	6.14
2023	20,831	10.83	11.40	234,018	0.02	0.25	1.45	4.94	6.05
2022	15,887	10.32	10.75	168,291	0.01	0.25	1.45	(23.67)	(22.94)
2021	15,499	13.52	13.95	213,737	0.02	0.25	1.45	(6.63)	(5.55)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth & Income
2025	23,414	24.35	35.98	714,814	1.37	0.25	1.25	16.17	17.31
2024	22,683	20.96	30.67	591,973	0.01	0.25	1.25	16.83	18.09
2023	22,295	17.94	25.98	495,386	0.01	0.25	1.45	13.47	14.60
2022	26,051	15.81	22.25	519,134	0.01	0.25	1.45	(9.14)	(8.17)
2021	24,865	17.40	24.23	545,448	0.02	0.25	1.45	20.17	21.64
Fidelity® VIP Growth Opportunities
2025	18,125	45.97	59.70	882,354	—	0.25	1.35	16.44	17.73
2024	40,531	39.44	50.71	1,888,961	—	0.25	1.35	32.60	34.12
2023	48,957	29.71	37.81	1,668,656	—	0.25	1.45	39.13	40.66
2022	58,455	21.33	26.88	1,429,680	—	0.25	1.45	(40.88)	(40.27)
2021	66,243	36.08	45.00	2,701,860	—	0.25	1.45	6.81	8.10
Fidelity® VIP High Income
2025	3,900	9.80	11.07	39,206	6.75	0.25	1.25	5.72	6.85
2024	3,793	9.27	10.36	35,989	0.05	0.25	1.25	4.16	5.07
2023	4,753	8.90	9.86	44,088	0.06	0.25	1.45	5.58	6.71
2022	4,626	8.43	9.24	40,454	0.06	0.25	1.45	(15.36)	(14.44)
2021	3,487	9.96	10.80	35,337	0.05	0.25	1.45	(0.20)	0.93
Fidelity® VIP Index 500
2025	63,189	28.17	34.04	1,936,039	0.98	0.25	1.40	12.43	13.69
2024	51,048	25.02	29.94	1,348,814	0.01	0.25	1.40	19.17	20.58
2023	52,451	20.96	24.83	1,152,075	0.01	0.25	1.45	20.51	21.89
2022	85,754	17.37	20.37	1,603,744	0.01	0.25	1.45	(21.83)	(21.02)
2021	102,551	22.22	25.79	2,427,037	0.01	0.25	1.45	22.69	24.17
Fidelity® VIP Investment Grade Bond
2025	55,148	7.74	9.67	469,590	3.35	0.25	1.35	2.38	3.53
2024	61,128	7.56	9.34	505,260	0.03	0.25	1.35	(2.83)	(1.68)
2023	77,772	7.77	9.50	674,072	0.02	0.25	1.45	1.44	2.59
2022	94,339	7.65	9.26	795,192	0.02	0.25	1.45	(16.85)	(16.05)
2021	95,114	9.20	11.03	961,992	0.02	0.25	1.45	(5.15)	(4.00)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Mid Cap
2025	3,681	18.46	22.35	79,898	0.24	0.25	1.25	6.83	7.92
2024	3,761	17.28	20.71	75,213	—	0.25	1.25	12.28	13.42
2023	3,721	15.39	18.26	65,616	0.00	0.25	1.45	10.09	11.21
2022	14,659	13.98	16.42	238,670	0.00	0.25	1.45	(18.48)	(17.69)
2021	15,119	17.15	19.95	299,068	0.00	0.25	1.45	19.85	21.28
Fidelity® VIP Overseas
2025	10,259	13.41	15.01	144,460	1.45	0.25	1.25	15.11	16.18
2024	10,131	11.65	12.92	123,593	0.01	0.25	1.25	0.43	1.49
2023	10,158	11.60	12.73	122,988	0.01	0.25	1.45	15.19	16.36
2022	5,442	10.07	10.07	54,802	0.01	1.45	1.45	(27.81)	(27.81)
2021	5,257	13.95	13.95	73,333	0.00	1.45	1.45	14.25	14.25
Fidelity® VIP Real Estate
2025	5,153	10.25	13.97	62,511	1.95	0.25	1.25	(1.44)	(0.36)
2024	5,010	10.40	14.02	61,254	0.04	0.25	1.25	1.86	2.86
2023	6,285	10.21	13.63	72,572	0.02	0.25	1.45	6.24	7.32
2022	16,686	9.61	12.70	200,398	0.01	0.25	1.45	(30.66)	(29.99)
2021	17,169	13.86	18.14	295,978	0.01	0.25	1.45	32.63	34.27
Fidelity® VIP Strategic Income
2025	22,336	9.17	10.63	206,297	3.63	0.25	1.25	4.09	5.04
2024	21,804	8.81	10.12	193,514	0.03	0.25	1.25	1.38	2.43
2023	22,855	8.69	9.88	199,979	0.04	0.25	1.45	4.57	5.67
2022	22,411	8.31	9.35	187,372	0.04	0.25	1.45	(15.20)	(14.30)
2021	17,860	9.80	9.80	174,988	0.03	1.45	1.45	(1.01)	(1.01)
Franklin DynaTech VIP
2025	1,338	28.05	33.85	43,814	—	0.25	1.25	13.20	14.32
2024	236	24.78	29.61	5,845	—	0.25	1.25	24.96	26.27
2023	1,076	19.83	23.45	24,395	—	0.25	1.45	37.80	39.17
2022	1,058	14.39	16.85	17,277	—	0.25	1.45	(42.44)	(41.86)
2021	880	25.00	28.98	25,500	—	0.25	1.45	11.11	12.46

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Growth and Income VIP Fund
2025	19,211	19.83	26.83	432,859	2.13	0.25	1.25	12.03	13.16
2024	18,647	17.70	23.71	373,296	0.02	0.25	1.25	13.10	14.21
2023	18,110	15.65	20.76	319,132	0.02	0.25	1.45	4.47	5.54
2022	17,597	14.98	19.67	295,506	0.03	0.25	1.45	(10.73)	(9.81)
2021	14,817	16.78	21.81	281,682	0.02	0.25	1.45	19.86	21.23
Franklin Income VIP Fund
2025	24,373	12.07	14.87	295,880	5.02	0.25	1.25	7.86	8.94
2024	23,739	11.19	13.65	267,186	0.05	0.25	1.25	2.75	3.80
2023	25,217	10.89	13.15	276,131	0.05	0.25	1.45	4.11	5.12
2022	25,691	10.46	12.51	272,194	0.04	0.25	1.45	(9.44)	(8.49)
2021	20,603	11.55	13.67	239,942	0.04	0.25	1.45	11.70	13.07
Franklin Large Cap Growth VIP Fund
2025	15,284	25.24	33.06	385,807	—	0.25	1.25	2.73	3.77
2024	18,136	24.57	31.86	464,911	—	0.25	1.25	20.97	22.26
2023	19,632	20.31	26.06	413,517	—	0.25	1.45	34.68	35.94
2022	18,003	15.08	19.17	281,847	—	0.25	1.45	(39.17)	(38.54)
2021	724	24.79	24.79	17,943	—	1.45	1.45	10.23	10.23
Franklin Mutual Global Discovery VIP Fund
2025	9,494	14.57	18.86	168,542	1.94	0.25	1.25	18.17	19.44
2024	9,232	12.33	15.79	137,554	0.02	0.25	1.25	0.33	1.28
2023	8,977	12.29	15.59	132,310	0.03	0.25	1.45	15.29	16.43
2022	8,729	10.66	13.39	110,707	0.01	0.25	1.45	(8.73)	(7.78)
2021	8,489	11.68	14.52	117,000	0.02	0.25	1.45	13.95	15.33
Franklin Mutual Shares VIP Fund
2025	4,353	17.53	17.53	76,316	2.05	0.25	0.25	7.94	7.94
2024	4,229	12.42	16.24	68,676	0.02	0.25	1.25	6.70	7.69
2023	5,714	11.64	15.08	80,639	0.02	0.25	1.45	8.68	9.83
2022	4,751	10.71	13.73	62,925	0.02	0.25	1.45	(11.27)	(10.38)
2021	4,620	12.07	15.32	68,370	0.03	0.25	1.45	13.98	15.36

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2025	30,449	20.85	29.32	819,351	0.81	0.25	1.25	7.14	8.19
2024	29,644	19.46	27.10	738,808	0.01	0.25	1.25	6.16	7.24
2023	33,434	18.33	25.27	755,987	0.01	0.25	1.45	7.44	8.50
2022	26,454	17.06	23.29	538,620	0.01	0.25	1.45	(14.31)	(13.39)
2021	21,634	19.91	26.89	525,728	0.01	0.25	1.45	21.33	22.73
Franklin Small Cap Value VIP Fund
2025	8,014	15.71	20.88	139,200	1.71	0.25	1.25	3.15	4.19
2024	29,182	15.23	20.04	526,387	0.01	0.25	1.25	7.03	8.15
2023	29,507	14.23	18.53	493,008	0.00	0.25	1.45	8.05	9.13
2022	29,865	13.17	16.98	455,822	0.01	0.25	1.45	(13.75)	(12.92)
2021	29,085	15.27	19.50	511,740	0.01	0.25	1.45	19.86	21.42
Franklin Small-Mid Cap Growth VIP Fund
2025	16,307	17.75	41.88	327,082	—	0.25	1.45	(1.99)	(0.76)
2024	18,118	18.07	42.20	379,198	—	0.25	1.45	6.18	7.46
2023	22,388	16.98	39.27	446,774	—	0.25	1.45	21.21	22.72
2022	26,007	16.41	32.00	428,726	—	0.25	1.45	(36.54)	(35.79)
2021	19,565	25.86	49.84	515,122	—	0.25	1.45	5.21	6.50
Franklin Strategic Income VIP Fund 2025	—	7.88	7.88	—	9.95	1.25	1.25	2.74	2.74
2024	4,366	7.67	7.67	33,475	0.04	1.25	1.25	(0.26)	(0.26)
2023	4,245	7.69	7.69	32,655	0.05	1.25	1.45	3.64	3.64
2022	4,128	7.42	7.42	30,627	0.04	1.45	1.45	(14.52)	(14.52)
2021	4,014	8.68	8.68	34,823	0.03	1.45	1.45	(2.25)	(2.25)
Franklin U.S. Government Securities VIP Fund 2025	17,408	6.75	7.41	120,157	3.96	0.25	1.25	2.27	3.20
2024	64,743	6.60	7.18	457,234	0.03	0.25	1.25	(2.94)	(1.78)
2023	46,266	6.80	7.31	331,525	0.03	0.25	1.45	0.15	1.11
2022	44,982	6.79	7.23	319,634	0.03	0.25	1.45	(13.50)	(12.68)
2021	37,528	7.85	8.28	307,387	0.02	0.25	1.45	(6.10)	(4.94)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT International Equity Insights
2025	724	12.93	14.89	10,837	2.52	0.25	1.25	32.34	33.66
2024	704	11.14	11.14	7,880	0.03	0.25	0.25	2.48	2.48
2023	685	10.87	10.87	7,480	0.02	0.25	0.25	14.66	14.66
2022	666	9.48	9.48	6,345	0.02	0.25	0.25	(16.48)	(16.48)
2021	1,091	11.35	11.35	12,410	0.03	0.25	0.25	8.20	8.20
Goldman Sachs VIT Mid Cap Growth Fund
2025	31,245	20.45	27.23	823,882	—	0.25	1.25	2.87	3.93
2024	16,249	19.88	26.20	401,382	—	0.25	1.25	15.25	16.39
2023	16,131	17.25	22.51	343,285	—	0.25	1.45	13.56	14.67
2022	16,079	15.19	19.63	299,339	—	0.25	1.45	(29.38)	(28.62)
2021	16,055	21.51	27.50	420,191	—	0.25	1.45	6.64	7.89
Goldman Sachs VIT Mid Cap Value
2025	13,010	16.46	21.74	230,128	0.91	0.25	1.25	4.57	5.64
2024	13,453	15.74	20.58	229,915	0.01	0.25	1.25	7.44	8.54
2023	13,508	14.65	18.96	215,393	0.01	0.25	1.45	6.55	7.60
2022	11,297	13.75	17.62	157,394	0.00	0.25	1.45	(13.95)	(13.12)
2021	10,447	15.98	15.98	166,842	0.00	1.45	1.45	24.84	24.84
Guggenheim VIF Floating Rate Strategies
2025	16,939	9.17	10.34	157,349	9.00	0.25	1.25	(0.76)	0.29
2024	16,552	9.24	10.31	154,730	0.07	0.25	1.25	2.33	3.41
2023	18,816	9.03	9.97	171,377	0.04	0.25	1.45	6.49	7.55
2022	18,394	8.48	9.27	157,165	0.02	0.25	1.45	(4.93)	(4.04)
2021	18,004	8.92	9.66	161,741	0.02	0.25	1.45	(1.98)	(0.72)
Guggenheim VIF Global Managed Futures Strategy
2025	10,684	5.19	7.38	58,931	1.83	0.25	1.25	(0.67)	0.39
2024	11,193	5.17	7.43	61,397	0.03	0.25	1.25	(3.88)	(2.82)
2023	11,134	5.32	7.73	62,910	0.03	0.25	1.45	(0.51)	0.38
2022	11,986	5.30	7.77	67,137	0.02	0.25	1.45	6.73	7.72
2021	11,133	4.92	7.28	58,144	—	0.25	1.45	(3.58)	(2.19)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2025	2,763	10.14	10.14	28,023	7.94	1.25	1.25	2.42	2.42
2024	1,879	9.90	11.78	18,623	0.06	0.25	1.25	3.13	4.16
2023	2,029	9.60	11.31	19,833	0.07	0.25	1.45	7.38	8.44
2022	2,713	8.94	10.43	25,663	0.06	0.25	1.45	(13.54)	(12.57)
2021	2,642	10.34	11.93	28,766	0.05	0.25	1.45	0.88	1.97
Guggenheim VIF Multi-Hedge Strategies
2025	2,104	5.18	7.23	14,689	2.08	1.25	1.30	(3.08)	(3.00)
2024	2,451	5.34	7.46	17,653	0.06	0.25	1.30	(7.77)	(6.73)
2023	17,459	5.79	8.08	125,660	0.03	0.25	1.45	—	1.06
2022	28,085	6.62	8.07	195,023	0.01	0.25	1.45	(7.45)	(6.50)
2021	41,952	7.08	8.72	295,762	—	0.25	1.45	3.32	4.58
Guggenheim VIF Total Return Bond
2025	143,215	8.82	9.79	1,385,953	3.98	0.25	1.25	3.04	4.04
2024	124,154	8.56	9.41	1,153,882	0.04	0.25	1.25	(1.27)	(0.21)
2023	112,794	8.67	9.43	1,050,646	0.02	0.25	1.45	2.48	3.63
2022	41,970	8.46	9.10	366,142	0.03	0.25	1.45	(19.58)	(18.89)
2021	42,506	10.52	11.22	459,877	0.02	0.25	1.45	(4.80)	(3.61)
Invesco V.I. American Franchise Series I
2025	5,194	23.45	23.45	122,380	—	1.45	1.45	6.79	6.79
2024	5,056	21.96	21.96	111,046	—	1.45	1.45	29.02	29.02
2023	5,867	17.02	17.02	100,400	—	1.45	1.45	34.76	34.76
2022	4,653	12.63	12.63	58,803	—	1.45	1.45	(34.08)	(34.08)
2021	4,551	19.16	19.16	87,501	—	1.45	1.45	7.04	7.04
Invesco V.I. American Value
2025	990	19.66	19.66	19,464	0.21	1.25	1.25	15.72	15.72
2024	963	16.99	16.99	16,355	0.01	1.25	1.25	24.65	24.65
2023	936	13.63	13.63	12,756	0.00	1.25	1.45	10.54	10.54
2022	911	12.33	12.33	11,227	0.00	1.45	1.45	(6.87)	(6.87)
2021	1,094	13.24	13.24	14,484	0.00	1.45	1.45	22.03	22.03

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Balanced-Risk Allocation
2025	1,669	10.74	10.74	17,924	6.87	0.25	0.25	5.19	5.19
2024	1,623	10.21	10.21	16,565	0.04	0.25	0.25	0.20	0.20
2023	3,098	10.19	10.19	31,550	—	0.25	0.25	3.03	3.03
2022	2,874	9.89	9.89	28,416	0.07	0.25	0.25	(17.24)	(17.24)
2021	2,865	11.95	11.95	34,234	0.03	0.25	0.25	5.75	5.75
Invesco V.I. Comstock
2025	232	19.62	19.62	4,552	2.72	1.25	1.25	12.24	12.24
2024	—	17.48	17.48	—	0.01	1.25	1.25	10.08	10.08
2023	19,168	15.88	15.88	304,337	0.02	1.25	1.45	7.44	7.44
2022	19,071	14.78	14.78	281,850	0.02	1.45	1.45	(3.34)	(3.34)
2021	6,430	15.29	15.29	98,324	0.03	1.45	1.45	27.31	27.31
Invesco V.I. Core Equity
2025	3,828	25.38	25.38	97,137	0.42	0.25	0.25	12.15	12.15
2024	3,714	22.63	22.63	84,031	0.01	0.25	0.25	21.28	21.28
2023	3,604	18.66	18.66	67,239	0.00	0.25	0.25	19.16	19.16
2022	3,498	15.66	15.66	54,764	0.01	0.25	0.25	(23.27)	(23.27)
2021	3,395	20.41	20.41	69,279	0.00	0.25	0.25	23.32	23.32
Invesco V.I. Discovery Mid Cap Growth
2025	275	18.57	18.57	5,106	—	1.25	1.25	0.16	0.16
2024	267	18.54	18.54	4,957	—	1.25	1.25	18.77	18.77
2023	1,333	15.61	15.61	20,807	—	1.25	1.45	8.10	8.10
2022	680	14.44	14.44	9,810	—	1.45	1.45	(33.97)	(33.97)
2021	415	21.87	21.87	9,076	—	1.45	1.45	13.67	13.67
Invesco V.I. Equally-Weighted S&P 500
2025	27,710	11.71	12.15	334,575	2.56	0.25	1.25	6.17	7.24
2024	1,651	11.03	11.33	18,216	0.25	0.25	1.25	7.82	8.84
2023	1,606	10.23	10.23	16,435	0.01	1.25	1.45	8.71	8.71
2022	1,562	9.41	9.41	14,701	0.02	1.45	1.45	(5.90)	(5.90)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	1,791	14.95	14.95	26,750	1.88	1.25	1.25	7.86	7.86
2024	1,742	13.86	13.86	24,123	0.01	1.25	1.25	7.19	7.19
2023	5,508	12.93	12.93	71,190	0.02	1.25	1.45	5.64	5.64
2022	5,614	12.24	12.24	68,688	0.01	1.45	1.45	(11.50)	(11.50)
2021	5,713	13.83	13.83	79,021	0.02	1.45	1.45	13.18	13.18
Invesco V.I. EVQ International Equity Fund
2025	19,684	10.82	12.08	216,439	1.21	0.25	1.25	11.31	12.48
2024	21,073	9.71	10.74	207,930	0.02	0.25	1.25	(3.78)	(2.89)
2023	22,814	10.09	11.06	232,930	—	0.25	1.45	12.93	14.14
2022	35,869	9.36	9.69	323,540	0.01	0.25	1.45	(21.87)	(21.09)
2021	36,583	11.98	12.28	421,278	0.01	0.25	1.45	1.01	2.25
Invesco V.I. Global
2025	5,735	18.96	23.48	118,535	—	0.25	1.25	10.17	11.33
2024	8,226	17.21	21.09	159,973	—	0.25	1.25	10.96	12.06
2023	8,016	15.51	18.82	139,596	—	0.25	1.45	28.93	30.15
2022	7,816	12.03	14.46	104,958	—	0.25	1.45	(34.76)	(34.06)
2021	7,621	18.44	21.93	155,884	—	0.25	1.45	10.16	11.49
Invesco V.I. Global Real Estate
2025	1,728	10.07	10.07	17,459	1.82	0.25	0.25	4.14	4.14
2024	1,879	9.67	9.67	18,168	0.02	0.25	0.25	(5.20)	(5.20)
2023	3,227	10.20	10.20	32,989	0.01	0.25	0.25	5.26	5.26
2022	3,237	9.69	9.69	31,340	0.03	0.25	0.25	(27.47)	(27.47)
2021	3,124	13.36	13.36	41,732	0.03	0.25	0.25	21.45	21.45
Invesco V.I. Global Strategic Income
2025	14,440	7.69	8.79	111,844	5.44	0.25	1.25	8.01	9.06
2024	14,061	7.12	8.06	100,731	0.03	0.25	1.25	(1.52)	(0.49)
2023	16,108	7.23	8.10	116,994	—	0.25	1.45	4.18	5.19
2022	15,418	6.94	7.70	108,313	—	0.25	1.45	(15.47)	(14.54)
2021	15,028	8.21	9.01	124,630	0.04	0.25	1.45	(7.75)	(6.73)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2025	78	6.40	6.40	498	2.60	1.30	1.30	2.40	2.40
2024	93	6.25	6.25	580	0.32	1.30	1.30	(2.80)	(2.80)
2023	128	6.43	6.43	822	0.01	1.30	1.30	0.16	0.16
2022	208	6.42	6.42	1,339	0.02	1.30	1.30	(14.40)	(14.40)
2021	281	7.50	7.50	2,112	0.02	1.30	1.30	(6.60)	(6.60)
Invesco V.I. Health Care
2025	4,692	14.71	22.13	69,187	—	0.25	1.25	10.27	11.43
2024	4,569	13.34	13.34	61,038	—	1.25	1.25	(0.45)	(0.45)
2023	4,445	13.40	13.40	59,667	—	1.25	1.45	(1.54)	(1.54)
2022	4,326	13.61	13.61	58,957	—	1.45	1.45	(17.11)	(17.11)
2021	1,615	16.42	16.42	26,615	—	1.45	1.45	7.18	7.18
Invesco V.I. International Growth Fund (a)
2025	9,787	10.44	13.19	120,457	0.06	0.25	1.25	10.71	11.78
2024	10,471	9.43	11.80	116,268	—	0.25	1.25	(5.89)	(4.92)
2023	12,418	10.02	12.41	147,254	0.00	0.25	1.45	15.57	16.75
2022	36,103	8.67	10.63	377,835	—	0.25	1.45	(30.19)	(29.46)
2021	36,430	12.42	15.07	540,505	—	0.25	1.45	5.34	6.58
Invesco V.I. Main Street Mid Cap Fund®
2025	6,714	14.99	18.89	108,454	0.11	0.25	1.25	4.46	5.47
2024	6,196	14.35	17.91	95,492	—	0.25	1.25	11.93	13.07
2023	7,044	12.82	15.84	97,246	0.00	0.25	1.45	9.39	10.46
2022	6,258	11.72	14.34	78,651	0.00	0.25	1.45	(17.98)	(17.16)
2021	2,084	15.73	17.31	34,176	0.00	0.25	1.20	17.83	18.97
Invesco V.I. Main Street Small Cap Fund®
2025	14,670	18.18	21.12	288,778	0.23	1.25	1.25	3.89	3.89
2024	14,149	17.50	20.33	268,302	—	1.25	1.25	7.74	7.76
2023	15,644	16.24	20.96	277,920	0.01	0.25	1.45	12.86	14.10
2022	37,861	14.39	18.37	649,173	0.00	0.25	1.45	(19.47)	(18.72)
2021	38,170	17.87	22.60	810,007	0.00	0.25	1.45	16.95	18.32

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Small Cap Equity
2025	2,941	15.21	15.21	44,719	—	1.25	1.25	3.33	3.33
2024	2,857	14.72	18.77	42,036	—	0.25	1.25	12.97	14.10
2023	4,085	13.03	16.45	57,715	—	0.25	1.45	11.37	12.52
2022	4,035	11.70	14.62	51,097	—	0.25	1.45	(23.98)	(23.25)
2021	3,817	15.39	19.05	63,099	—	0.25	1.45	14.85	16.30
Janus Henderson VIT Enterprise
2025	11,431	24.30	32.64	300,160	0.05	0.25	1.25	2.92	3.95
2024	11,914	23.61	31.40	292,762	0.01	0.25	1.25	10.53	11.66
2023	13,596	21.36	28.12	300,307	0.00	0.25	1.45	12.90	13.98
2022	14,661	18.92	24.67	292,642	0.00	0.25	1.45	(19.66)	(18.80)
2021	14,416	23.55	30.38	356,532	0.00	0.25	1.45	11.51	12.81
Janus Henderson VIT Forty
2025	8,060	35.59	35.59	286,905	—	1.25	1.25	12.91	12.91
2024	2,600	31.52	31.52	81,952	—	1.25	1.25	22.79	22.79
2023	339	25.67	25.67	8,690	0.00	1.25	1.45	33.84	33.84
2022	329	19.18	19.18	6,313	0.00	1.45	1.45	(36.45)	(36.45)
2021	320	30.18	30.18	9,665	—	1.45	1.45	17.25	17.25
Janus Henderson VIT Overseas
2025	45,359	10.03	12.27	467,014	1.34	0.25	1.25	23.19	24.44
2024	42,800	8.06	9.96	354,834	0.01	0.25	1.25	1.12	2.15
2023	40,665	7.89	9.85	330,597	0.01	0.25	1.45	6.03	7.06
2022	9,559	7.37	9.29	79,800	0.02	0.25	1.45	(12.61)	(11.74)
2021	6,594	8.35	10.63	65,880	0.01	0.25	1.45	8.36	9.72
Janus Henderson VIT Research
2025	2,905	32.79	42.97	115,933	—	0.25	1.25	13.15	14.31
2024	3,402	28.98	37.59	120,562	—	0.25	1.25	29.32	30.61
2023	3,308	22.41	28.78	89,924	0.00	0.25	1.45	36.90	38.23
2022	2,661	16.37	20.82	51,807	—	0.25	1.45	(32.96)	(32.27)
2021	2,773	24.42	30.74	80,296	0.00	0.25	1.45	14.81	16.22

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Bond-Debenture VC
2025	35,398	9.82	12.10	354,855	5.85	0.25	1.25	3.81	4.85
2024	36,583	9.46	11.54	352,945	0.05	0.25	1.25	2.27	3.31
2023	40,930	9.25	11.17	393,874	0.05	0.25	1.45	2.10	3.14
2022	43,396	9.06	10.83	411,428	0.04	0.25	1.45	(16.42)	(15.59)
2021	41,834	10.84	12.83	472,128	0.03	0.25	1.45	(1.19)	(0.08)
Lord Abbett Series Developing Growth VC
2025	5,273	18.36	25.41	106,694	0.18	0.25	1.25	9.87	10.91
2024	5,296	16.71	22.91	97,890	—	0.25	1.25	17.02	18.28
2023	5,481	14.28	19.37	87,470	—	0.25	1.45	3.70	4.70
2022	5,458	13.77	18.50	83,984	—	0.25	1.45	(38.64)	(38.00)
2021	5,319	22.44	29.84	132,822	—	0.25	1.45	(6.97)	(5.87)
Lord Abbett Series Growth and Income VC
2025	6,801	19.20	19.20	130,576	0.58	1.25	1.25	12.41	12.41
2024	6,629	17.08	17.08	113,222	0.01	1.25	1.25	15.56	15.56
2023	6,469	14.78	14.78	95,596	0.01	1.25	1.45	8.52	8.52
2022	6,313	13.62	13.62	85,998	0.01	1.45	1.45	(13.25)	(13.25)
2021	6,161	15.70	15.70	96,686	0.01	1.45	1.45	23.43	23.43
Lord Abbett Series Growth Opportunities VC
2025	1,032	19.27	23.12	22,118	—	0.25	1.25	8.26	9.31
2024	—	21.15	21.15	—	—	0.25	0.25	26.42	26.42
2023	809	16.73	16.73	13,544	—	0.25	0.25	7.17	7.17
2022	2,404	15.61	15.61	37,534	—	0.25	0.25	(34.69)	(34.69)
2021	2,358	23.90	23.90	56,358	—	0.25	0.25	3.06	3.06
LVIP American Century Disciplined Core Value
2025	3,452	25.23	25.23	87,168	1.46	0.25	0.25	10.90	10.90
2024	3,527	16.18	22.75	80,224	0.01	0.25	1.25	8.16	9.27
2023	10,347	14.96	20.82	191,297	0.01	0.25	1.45	3.74	4.78
2022	10,273	14.42	19.87	181,278	0.01	0.25	1.45	(16.45)	(15.63)
2021	10,153	17.26	23.55	212,955	0.01	0.25	1.45	17.98	19.42

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Inflation Protection
2025	6,076	7.81	7.81	47,423	7.38	0.25	0.25	3.03	3.03
2024	6,048	7.58	7.58	45,864	0.04	0.25	0.25	(1.69)	(1.69)
2023	6,020	7.71	7.71	46,445	0.03	0.25	0.25	—	—
2022	6,011	7.71	7.71	46,335	0.05	0.25	0.25	(15.83)	(15.83)
2021	6,002	9.16	9.16	54,985	0.03	0.25	0.25	2.81	2.81
LVIP American Century International
2025	3,064	11.25	11.25	34,486	1.13	1.25	1.25	10.95	10.95
2024	2,977	10.14	10.14	30,183	0.01	1.25	1.25	(1.84)	(1.84)
2023	5,031	10.33	10.33	51,958	0.01	1.25	1.45	7.83	7.83
2022	4,892	9.58	9.58	46,892	0.01	1.45	1.45	(28.02)	(28.02)
2021	4,758	13.31	13.31	63,319	0.00	1.45	1.45	3.90	3.90
LVIP American Century Mid Cap Value (b)
2025	23,486	16.78	23.30	542,491	2.96	0.25	1.25	4.29	5.33
2024	2,371	16.09	22.12	46,952	0.02	0.25	1.25	4.01	5.03
2023	2,509	15.47	21.06	47,700	0.02	0.25	1.45	1.58	2.68
2022	3,203	15.23	20.51	60,615	0.02	0.25	1.45	(5.46)	(4.56)
2021	3,179	16.11	21.49	62,921	0.01	0.25	1.45	17.68	19.12
LVIP American Century Value
2025	3,554	17.62	24.75	74,254	1.50	0.25	1.25	11.03	12.19
2024	3,455	15.87	22.06	64,679	0.03	0.25	1.25	4.75	5.75
2023	3,360	15.15	20.86	59,724	0.02	0.25	1.45	4.48	5.57
2022	3,268	14.50	19.76	55,287	0.02	0.25	1.45	(3.91)	(2.90)
2021	3,178	15.09	20.35	55,621	0.02	0.25	1.45	18.91	20.34
LVIP JPMorgan Core Bond Fund
2025	2,461	7.34	7.34	18,102	2.72	1.25	1.25	2.66	2.66
2024	3,951	7.15	7.15	28,248	0.04	1.25	1.25	(2.72)	(2.72)
2023	4,140	7.35	7.96	30,491	0.05	0.25	1.45	1.24	2.31
2022	12,665	7.26	7.78	96,347	0.02	0.25	1.45	(16.46)	(15.53)
2021	12,929	8.69	9.21	116,768	0.02	0.25	1.45	(5.95)	(4.76)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan Small Cap Core Fund
2025	3,704	15.51	15.51	57,470	0.42	1.25	1.25	5.44	5.44
2024	3,788	14.71	14.71	55,941	0.01	1.25	1.25	6.75	6.75
2023	3,750	13.78	13.78	51,665	0.01	1.25	1.45	8.16	8.16
2022	3,714	12.74	12.74	47,497	0.00	1.45	1.45	(22.93)	(22.93)
2021	3,661	16.53	16.53	60,536	0.00	1.45	1.45	15.84	15.84
LVIP JPMorgan US Equity Fund
2025	769	28.97	28.97	22,285	0.27	1.25	1.25	9.49	9.49
2024	748	26.46	26.46	19,791	—	1.25	1.25	18.50	18.50
2023	455	22.33	22.33	10,151	0.01	1.25	1.45	21.56	21.56
2022	442	18.37	18.37	8,119	0.00	1.45	1.45	(22.23)	(22.23)
2021	—	23.62	29.28	—	—	0.25	1.45	23.41	24.91
MFS® VIT Global Tactical Allocation
2025	—	10.06	11.35	—	—	0.25	1.25	10.43	11.60
2024	—	9.11	9.11	—	—	1.25	1.25	0.33	0.33
2023	8,232	9.08	9.08	74,774	0.00	1.25	1.45	4.73	4.73
2022	7,937	8.67	8.67	68,798	0.01	1.45	1.45	(11.26)	(11.26)
2021	4,321	9.77	9.77	42,215	0.01	1.45	1.45	(1.91)	(1.91)
MFS® VIT II Research International
2025	5,705	11.60	11.60	66,301	1.31	1.25	1.25	16.70	16.70
2024	5,548	9.94	9.94	55,252	0.01	1.25	1.25	(1.58)	(1.58)
2023	6,023	10.10	10.10	60,862	0.01	1.25	1.45	8.14	8.14
2022	5,857	9.34	9.34	54,732	0.01	1.45	1.45	(21.18)	(21.18)
2021	11,111	11.85	11.85	131,716	0.01	1.45	1.45	6.37	6.37
MFS® VIT International Intrinsic Value
2025	11,016	15.86	17.89	182,626	1.37	0.25	1.25	27.39	28.71
2024	11,191	12.45	13.90	144,770	0.01	0.25	1.25	2.55	3.58
2023	11,067	12.14	13.42	139,081	0.01	0.25	1.45	12.41	13.54
2022	15,323	10.80	11.82	173,475	0.00	0.25	1.45	(26.88)	(26.17)
2021	21,751	14.77	16.01	338,913	0.00	0.25	1.45	5.42	6.80

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT New Discovery
2025	3,306	16.18	20.46	62,575	—	0.25	1.25	7.87	8.95
2024	18,871	15.00	18.78	350,061	—	0.25	1.25	1.97	3.07
2023	17,932	14.71	18.22	322,925	—	0.25	1.45	9.53	10.56
2022	3,959	13.43	16.48	61,983	—	0.25	1.45	(32.92)	(32.21)
2021	3,569	20.02	24.31	82,284	—	0.25	1.45	(2.82)	(1.66)
MFS® VIT Research
2025	2,445	23.18	23.18	56,690	0.15	1.25	1.25	7.86	7.86
2024	2,540	21.49	21.49	54,602	—	1.25	1.25	13.58	13.58
2023	2,644	18.92	18.92	50,029	0.00	1.25	1.45	17.08	17.08
2022	2,930	16.16	16.16	47,375	0.00	1.45	1.45	(20.86)	(20.86)
2021	3,055	20.42	20.42	62,393	0.00	1.45	1.45	19.07	19.07
MFS® VIT Total Return
2025	2,542	13.49	13.49	34,306	2.37	1.25	1.25	6.30	6.30
2024	2,907	12.69	12.69	36,905	0.02	1.25	1.25	3.00	3.00
2023	2,863	12.32	12.32	35,289	0.02	1.25	1.45	5.57	5.57
2022	3,058	11.67	11.67	35,690	0.01	1.45	1.45	(13.56)	(13.56)
2021	3,109	13.50	13.50	41,980	0.02	1.45	1.45	8.87	8.87
MFS® VIT Total Return Bond
2025	—	8.97	8.97	—	—	0.25	0.25	3.46	3.46
2024	—	7.57	8.67	—	—	0.25	1.25	(1.94)	(0.91)
2023	—	7.72	8.92	—	—	0.25	1.25	2.66	3.72
2022	—	7.52	8.60	—	—	0.25	1.45	(17.72)	(16.91)
2021	—	9.14	10.16	—	—	0.25	1.45	(5.38)	(4.24)
MFS® VIT Utilities
2025	2,284	14.20	14.20	32,419	2.76	1.25	1.25	9.99	9.99
2024	2,208	12.91	17.04	28,500	0.02	0.25	1.25	6.69	7.85
2023	2,649	12.10	15.80	33,418	0.04	0.25	1.45	(6.42)	(5.50)
2022	2,542	12.93	16.72	34,221	0.02	0.25	1.45	(3.72)	(2.68)
2021	2,092	13.43	17.18	28,074	0.00	0.25	1.45	8.92	10.13

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2025	—	16.92	16.92	—	—	1.25	1.25	15.02	15.02
2024	1,856	14.71	14.71	27,314	0.01	1.25	1.25	9.78	9.78
2023	1,809	13.40	13.40	24,250	0.01	1.25	1.45	12.04	12.04
2022	2,379	11.96	11.96	28,460	0.01	1.45	1.45	(16.77)	(16.77)
2021	2,320	14.37	14.37	33,348	0.01	1.45	1.45	13.15	13.15
Morningstar Balanced ETF Asset Allocation Portfolio
2025	63,010	12.52	14.46	795,886	1.92	0.25	1.25	10.02	11.06
2024	88,924	11.38	13.02	1,013,806	0.02	0.25	1.25	5.57	6.72
2023	90,523	10.78	12.20	976,981	0.02	0.25	1.45	8.12	9.22
2022	123,318	9.97	11.17	1,232,258	0.02	0.25	1.45	(16.50)	(15.70)
2021	123,775	11.94	13.25	1,480,767	0.01	0.25	1.45	6.04	7.29
Morningstar Conservative ETF Asset Allocation Portfolio
2025	89,421	8.42	8.42	752,161	2.62	1.25	1.25	4.34	4.34
2024	93,201	8.07	8.07	752,393	0.02	1.25	1.25	0.88	0.88
2023	96,748	8.00	8.00	774,087	0.02	1.25	1.45	3.36	3.36
2022	124,542	7.74	7.74	964,125	0.01	1.45	1.45	(15.50)	(15.50)
2021	125,327	9.16	9.16	1,148,136	0.01	1.45	1.45	(2.14)	(2.14)
Morningstar Growth ETF Asset Allocation Portfolio
2025	13,866	15.00	15.00	207,700	1.19	1.25	1.25	13.04	13.04
2024	20,504	13.27	13.27	271,901	0.01	1.25	1.25	7.97	7.97
2023	22,149	12.29	12.29	272,071	0.01	1.25	1.45	10.42	10.42
2022	40,937	11.13	11.13	455,356	0.01	1.45	1.45	(16.82)	(16.82)
2021	41,793	13.38	13.38	559,097	0.01	1.45	1.45	9.85	9.85

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2025	4,206	10.35	11.96	46,850	2.02	0.25	1.25	7.03	8.14
2024	5,350	9.67	11.06	54,524	0.02	0.25	1.25	3.42	4.54
2023	5,280	9.35	10.58	51,754	0.02	0.25	1.45	6.01	6.98
2022	6,664	8.82	8.82	58,785	0.02	1.45	1.45	(16.16)	(16.16)
2021	6,597	10.52	10.52	69,429	0.01	1.45	1.45	1.84	1.84
NAA All Cap Value Series
2025	7,053	17.46	32.91	142,509	1.48	1.10	1.25	8.18	8.33
2024	6,886	16.14	30.38	128,942	0.02	1.10	1.25	5.63	5.82
2023	6,728	15.28	28.71	119,226	0.02	1.10	1.45	4.02	4.13
2022	6,597	14.69	27.57	112,789	0.01	1.10	1.45	(5.29)	(5.13)
2021	6,537	15.51	29.06	118,918	0.04	1.10	1.45	21.46	21.90
NAA Large Cap Value Series
2025	6,657	32.15	32.15	214,027	1.37	1.10	1.10	9.54	9.54
2024	7,307	29.35	29.35	214,448	0.02	1.10	1.10	8.91	8.91
2023	7,509	26.95	26.95	202,387	0.02	1.10	1.10	4.86	4.86
2022	14,934	25.70	25.70	383,721	0.01	1.10	1.10	(5.27)	(5.27)
2021	16,164	27.13	27.13	438,449	0.02	1.10	1.10	21.93	21.93
NAA Large Growth Series
2025	2,141	38.55	45.19	86,841	2.45	0.25	1.25	12.13	13.26
2024	2,090	34.38	39.90	75,359	0.03	0.25	1.25	26.63	27.93
2023	2,039	27.15	31.19	57,901	0.01	0.25	1.45	34.14	35.49
2022	1,991	20.24	23.02	42,033	0.00	0.25	1.45	(33.57)	(32.91)
2021	1,945	30.47	34.31	61,589	0.01	0.25	1.45	22.22	23.68
NAA Mid Growth Series
2025	654	41.82	41.82	27,355	2.84	1.10	1.10	(1.95)	(1.95)
2024	635	42.65	42.65	27,070	0.01	1.10	1.10	12.65	12.65
2023	3,612	37.86	37.86	136,912	0.01	1.10	1.10	21.35	21.35
2022	3,185	31.20	31.20	99,505	0.00	1.10	1.10	(30.68)	(30.68)
2021	721	45.01	45.01	32,611	0.00	1.10	1.10	9.12	9.12

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Cap Value Series
2025	1,147	20.50	35.78	31,885	0.99	0.25	1.10	(0.86)	(0.05)
2024	1,178	20.51	36.09	33,320	0.01	0.25	1.10	4.13	5.07
2023	1,207	19.52	34.66	33,052	0.01	0.25	1.10	5.86	6.76
2022	2,496	18.29	32.74	61,729	0.01	0.25	1.10	(7.59)	(6.78)
2021	2,073	20.16	35.43	52,074	0.01	0.25	1.10	21.13	22.18
NAA Smid-Cap Value Series
2025	1,461	32.86	37.16	49,492	1.11	0.25	1.10	3.04	3.91
2024	1,442	31.89	35.76	47,319	0.01	0.25	1.10	4.66	5.58
2023	1,424	30.47	33.87	44,553	0.02	0.25	1.10	5.32	6.21
2022	1,284	28.93	31.89	38,136	0.01	0.25	1.10	(5.80)	(4.98)
2021	1,108	30.71	33.56	34,545	0.02	0.25	1.10	18.80	19.81
NAA World Equity Income Series
2025	2,708	19.53	19.53	52,926	1.88	1.10	1.10	17.79	17.79
2024	3,028	16.58	16.58	50,196	0.03	1.10	1.10	8.08	8.08
2023	3,344	15.34	15.34	51,357	0.03	1.10	1.10	7.80	7.80
2022	3,668	14.23	14.23	52,233	0.02	1.10	1.10	(12.75)	(12.75)
2021	4,032	16.31	16.31	65,825	0.01	1.10	1.10	16.83	16.83
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	19,994	17.77	30.52	420,831	—	0.25	1.45	8.75	10.10
2024	24,573	16.34	27.72	483,825	—	0.25	1.45	20.32	21.85
2023	19,986	13.58	22.75	316,916	0.00	0.25	1.45	21.36	22.84
2022	20,468	11.19	18.52	264,794	0.00	0.25	1.45	(21.97)	(21.06)
2021	20,751	14.34	23.46	341,520	0.00	0.25	1.45	18.12	19.51

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Asset Strategy Series (a)
2025	52,223	12.32	12.32	643,564	1.30	1.25	1.25	11.80	11.80
2024	50,677	11.02	13.09	558,609	0.02	0.25	1.25	7.72	8.90
2023	51,196	10.23	12.02	527,396	0.04	0.25	1.45	9.18	10.28
2022	3,551	10.90	10.90	38,706	0.02	0.25	0.25	(17.49)	(17.49)
2021	3,494	13.21	13.21	46,149	0.02	0.25	0.25	6.96	6.96
Nomura VIP Balanced Series (a)
2025	2,346	15.17	15.17	35,594	1.18	1.25	1.25	7.13	7.13
2024	2,858	14.16	14.16	40,468	0.01	1.25	1.25	10.71	10.71
2023	2,779	12.79	16.21	35,524	0.01	0.25	1.45	11.22	12.34
2022	4,029	11.50	14.43	49,212	0.01	0.25	1.45	(19.52)	(18.75)
2021	4,048	14.29	17.76	61,163	0.01	0.25	1.45	10.95	12.26
Nomura VIP Energy Series (a)
2025	1,043	5.22	5.23	5,443	0.96	0.25	1.25	7.17	8.30
2024	1,014	4.82	4.88	4,936	0.01	0.25	1.25	(9.46)	(8.71)
2023	6,737	5.28	5.39	35,696	0.03	0.25	1.45	(0.37)	0.76
2022	6,525	5.24	5.41	34,401	0.05	0.25	1.45	44.27	45.56
2021	1,154	3.75	3.75	4,322	0.02	1.45	1.45	35.87	35.87
Nomura VIP Global Growth Series (a)
2025	2,278	18.83	21.97	50,108	0.32	0.25	1.25	13.03	14.13
2024	9,475	16.66	19.25	163,953	0.01	0.25	1.25	12.19	13.37
2023	9,342	14.85	16.98	143,993	0.00	0.25	1.45	14.94	16.14
2022	9,182	12.92	14.62	122,796	0.01	0.25	1.45	(20.93)	(20.20)
2021	8,927	16.34	18.32	150,641	0.00	0.25	1.45	12.69	14.14
Nomura VIP Growth Series (a)
2025	601	45.26	46.11	27,220	—	0.25	0.25	4.94	4.94
2024	1,299	43.13	43.94	56,653	—	0.25	0.25	19.92	19.94
2023	1,277	35.96	36.64	46,403	—	0.25	0.25	33.53	33.53
2022	594	26.93	26.93	16,032	—	0.25	0.25	(29.50)	(29.50)
2021	355	38.20	38.20	13,575	—	0.25	0.25	25.86	25.86

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP High Income Series (a)
2025	1,625	13.12	13.12	21,370	6.69	0.25	0.25	3.72	3.72
2024	1,766	9.67	12.65	22,336	0.04	0.25	1.25	1.68	2.85
2023	4,575	9.51	12.30	48,874	0.07	0.25	1.45	7.09	8.18
2022	5,206	8.88	11.37	52,910	0.06	0.25	1.45	(14.62)	(13.86)
2021	5,629	10.40	13.20	67,607	0.06	0.25	1.45	1.46	2.72
Nomura VIP International Core Equity Series (a)
2025	3,747	12.63	12.63	47,348	0.41	1.25	1.25	18.93	18.93
2024	3,661	10.62	10.62	38,880	0.01	1.25	1.25	(0.47)	(0.47)
2023	3,897	10.67	10.67	41,612	0.02	1.25	1.45	10.80	10.80
2022	3,754	9.63	9.63	36,169	0.02	1.45	1.45	(17.90)	(17.90)
2021	3,610	11.73	11.73	42,353	0.01	1.45	1.45	9.22	9.22
Nomura VIP Limited+Term Bond Series (a)
2025	—	7.29	8.09	—	—	0.25	1.25	0.28	1.38
2024	—	7.98	7.98	—	—	0.25	0.25	1.01	1.01
2023	61	7.90	7.90	483	0.03	0.25	0.25	1.54	1.54
2022	33,463	7.78	7.78	260,544	0.01	0.25	0.25	(7.38)	(7.38)
2021	31,332	8.40	8.40	263,350	0.02	0.25	0.25	(3.67)	(3.67)
Nomura VIP Mid Cap Growth Series (a)
2025	4,489	18.08	22.86	91,418	—	0.25	1.25	(3.06)	(2.10)
2024	23,366	18.65	23.35	530,857	—	0.25	1.25	(2.10)	(1.06)
2023	21,979	19.05	23.60	505,181	—	0.25	1.45	14.69	15.80
2022	6,271	16.61	20.38	116,369	—	0.25	1.45	(33.67)	(32.98)
2021	5,717	25.04	30.41	157,996	—	0.25	1.45	11.29	12.63

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Natural Resources Series (a)
2025	704	7.35	7.35	5,187	—	1.25	1.25	31.96	31.96
2024	686	5.57	5.57	3,832	0.06	1.25	1.25	(4.62)	(4.62)
2023	669	5.84	5.84	3,923	0.02	1.25	1.45	(2.67)	(2.67)
2022	653	6.00	6.00	3,931	0.02	1.45	1.45	12.78	12.78
2021	637	5.32	5.32	3,397	0.02	1.45	1.45	21.18	21.18
Nomura VIP Science And Technology Series (a)
2025	3,406	34.63	51.29	156,907	—	0.25	1.25	27.79	29.10
2024	4,117	27.10	39.73	138,299	—	0.25	1.25	25.12	26.39
2023	2,760	21.66	31.44	80,713	—	0.25	1.45	33.29	34.65
2022	2,702	16.25	22.92	58,665	—	0.25	1.45	(34.66)	(33.99)
2021	2,832	24.87	35.38	91,668	—	0.25	1.45	10.14	11.47
Nomura VIP Small Cap Growth Series (a)
2025	5,223	16.10	17.71	85,818	—	0.25	1.25	8.64	9.80
2024	4,092	14.82	14.82	60,734	—	1.25	1.25	9.45	9.45
2023	4,050	13.54	13.54	54,908	—	1.25	1.45	8.41	8.41
2022	3,921	12.49	12.49	49,068	—	1.45	1.45	(29.83)	(29.83)
2021	3,799	17.80	17.80	67,717	0.01	1.45	1.45	(0.50)	(0.50)
Nomura VIP Smid Cap Core Series (a)
2025	220	16.43	16.43	3,610	0.14	1.25	1.25	3.86	3.86
2024	214	15.82	19.62	3,379	0.01	0.25	1.25	9.48	10.60
2023	1,598	14.45	17.74	27,683	0.00	0.25	1.45	10.81	11.99
2022	1,609	13.04	15.84	24,939	—	0.25	1.45	(18.30)	(17.54)
2021	1,528	15.96	19.21	28,730	—	0.25	1.45	15.48	16.92

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2025	2,475	10.29	11.95	25,460	5.81	0.25	1.25	9.35	10.55
2024	2,909	9.41	10.81	27,338	0.08	0.25	1.25	(0.74)	0.28
2023	5,083	9.48	10.78	51,138	0.03	0.25	1.45	3.61	4.56
2022	5,869	9.15	10.31	57,368	0.07	0.25	1.45	(15.59)	(14.72)
2021	5,749	10.84	12.09	66,186	0.11	0.25	1.45	10.95	12.36
PIMCO VIT CommodityRealReturn Strategy
2025	28,766	5.27	6.33	152,632	2.74	0.25	1.25	13.85	14.81
2024	28,491	4.59	5.56	131,620	0.02	0.25	1.25	(0.36)	0.66
2023	39,007	4.56	5.58	201,530	0.19	0.25	1.45	(11.85)	(10.94)
2022	50,589	5.12	6.33	286,922	0.31	0.25	1.45	4.11	5.13
2021	28,722	4.87	6.08	140,854	0.04	0.25	1.45	27.46	28.84
PIMCO VIT Emerging Markets Bond
2025	26,444	9.36	11.19	292,343	6.78	0.25	1.25	10.12	11.12
2024	25,630	8.50	10.07	255,329	0.06	0.25	1.25	2.91	4.03
2023	25,738	8.26	9.68	244,305	0.05	0.25	1.45	6.44	7.44
2022	19,051	7.76	9.01	167,121	0.04	0.25	1.45	(19.33)	(18.46)
2021	23,321	9.62	11.05	252,061	0.04	0.25	1.45	(6.87)	(5.80)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2025	593	10.05	10.05	5,956	4.46	0.25	0.25	9.12	9.12
2024	577	6.60	9.21	5,311	0.02	0.25	1.25	(4.76)	(3.86)
2023	3,275	6.93	9.58	24,155	0.02	0.25	1.45	0.87	1.81
2022	3,184	6.87	9.41	23,256	0.01	0.25	1.45	(14.87)	(13.91)
2021	3,096	8.07	10.93	26,482	0.05	0.25	1.45	(8.40)	(7.37)
PIMCO VIT High Yield
2025	—	10.34	19.17	—	—	0.25	1.25	4.34	5.39
2024	—	18.19	18.19	—	0.03	0.25	0.25	3.35	3.35
2023	132	17.60	17.60	2,330	0.05	0.25	0.25	8.51	8.51
2022	131	16.22	16.22	2,116	0.05	0.25	0.25	(13.26)	(13.26)
2021	129	18.70	18.70	2,405	0.04	0.25	0.25	0.21	0.21

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (Unhedged)
2025	9,573	5.97	6.49	60,873	3.44	0.25	1.25	5.48	6.57
2024	9,211	5.66	6.09	55,055	0.03	0.25	1.25	(7.67)	(6.60)
2023	15,999	6.13	6.52	103,331	0.02	0.25	1.45	1.83	2.68
2022	13,218	6.02	6.35	83,071	0.01	0.25	1.45	(22.52)	(21.60)
2021	10,529	7.77	8.10	84,436	0.05	0.25	1.45	(11.60)	(10.60)
PIMCO VIT Low Duration Administrative
2025	19,792	7.11	7.11	140,806	2.55	1.40	1.40	0.99	0.99
2024	112,190	7.04	7.04	791,519	0.04	1.40	1.40	—	—
2023	59,336	7.04	7.04	418,616	0.05	1.40	1.40	0.43	0.43
2022	30,982	7.01	7.01	217,169	0.01	1.40	1.40	(9.78)	(9.78)
2021	64,496	7.77	7.77	502,800	0.01	1.40	1.40	(5.24)	(5.24)
PIMCO VIT Low Duration Advisor
2025	39,637	6.98	7.65	283,116	3.84	0.25	1.25	1.01	2.14
2024	40,198	6.91	7.49	283,355	0.04	0.25	1.25	—	0.94
2023	39,680	6.91	7.42	279,207	0.03	0.25	1.45	0.58	1.50
2022	41,371	6.87	7.31	289,246	0.02	0.25	1.45	(9.84)	(8.85)
2021	39,202	7.62	8.02	302,647	0.00	0.25	1.45	(5.34)	(4.18)
PIMCO VIT Real Return Administrative
2025	27,478	8.77	8.77	241,122	3.35	1.40	1.40	3.18	3.18
2024	29,329	8.50	8.50	250,568	0.03	1.40	1.40	(2.30)	(2.30)
2023	27,964	8.70	8.70	243,403	0.03	1.40	1.40	(0.80)	(0.80)
2022	35,741	8.77	8.77	313,663	0.07	1.40	1.40	(15.67)	(15.67)
2021	35,298	10.40	10.40	368,333	0.05	1.40	1.40	0.97	0.97
PIMCO VIT Real Return Advisor
2025	19,427	7.71	8.88	164,920	4.00	0.25	1.25	3.21	4.23
2024	19,161	7.47	8.52	156,408	0.04	0.25	1.25	(2.23)	(1.16)
2023	30,968	7.64	8.62	260,923	0.03	0.25	1.45	(0.78)	0.23
2022	19,221	7.70	8.60	159,795	0.07	0.25	1.45	(15.66)	(14.85)
2021	16,693	9.13	10.10	162,768	0.05	0.25	1.45	0.88	2.12

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Short-Term
2025	80,960	7.67	8.58	671,407	4.53	0.25	1.25	0.26	1.30
2024	77,093	7.65	8.47	632,640	0.05	0.25	1.25	1.46	2.54
2023	84,758	7.54	8.26	681,601	0.04	0.25	1.45	1.48	2.35
2022	66,909	7.43	8.07	521,940	0.02	0.25	1.45	(4.50)	(3.47)
2021	55,596	7.78	8.36	451,605	0.01	0.25	1.45	(4.42)	(3.35)
PIMCO VIT Total Return Administrative
2025	34,793	8.70	8.70	302,786	4.03	1.40	1.40	4.19	4.19
2024	41,579	8.35	8.35	348,061	0.04	1.40	1.40	(1.88)	(1.88)
2023	42,813	8.51	8.51	364,407	0.04	1.40	1.40	1.43	1.43
2022	70,379	8.39	8.39	593,405	0.02	1.40	1.40	(18.07)	(18.07)
2021	172,338	10.24	10.24	1,766,227	0.01	1.40	1.40	(5.54)	(5.54)
PIMCO VIT Total Return Advisor
2025	59,944	7.60	8.72	475,797	4.02	0.25	1.25	4.25	5.31
2024	59,155	7.29	8.28	449,509	0.04	0.25	1.25	(1.88)	(0.84)
2023	65,396	7.43	8.35	502,675	0.03	0.25	1.45	1.36	2.45
2022	64,465	7.33	8.15	487,406	0.02	0.25	1.45	(17.92)	(17.17)
2021	60,585	8.93	9.84	554,283	0.02	0.25	1.45	(5.60)	(4.56)
Putnam VT Core Equity Fund
2025	—	29.83	29.83	—	0.85	1.25	1.25	11.93	11.93
2024	3,455	26.65	26.65	92,072	—	1.25	1.25	21.63	21.63
2023	—	21.91	27.16	—	—	0.25	1.25	22.75	24.02
2022	—	17.85	21.90	—	—	0.25	1.45	(19.23)	(18.44)
2021	—	22.10	27.26	—	—	0.25	1.45	25.28	26.79
Putnam VT Large Cap Growth Fund
2025	12,849	39.33	48.73	508,876	—	0.25	1.25	9.55	10.65
2024	12,128	35.90	44.04	435,236	—	0.25	1.25	27.80	29.11
2023	12,782	28.09	34.11	364,775	—	0.25	1.45	38.51	39.91
2022	12,698	20.28	24.38	262,333	—	0.25	1.45	(33.38)	(32.71)
2021	12,770	30.44	36.23	397,582	—	0.25	1.45	17.30	18.71

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Large Cap Value
2025	19,173	24.07	30.34	497,634	1.84	0.25	1.25	15.33	16.51
2024	34,918	20.87	26.04	815,406	0.01	0.25	1.25	14.17	15.32
2023	27,941	18.28	22.58	582,137	0.02	0.25	1.45	10.86	11.95
2022	26,814	16.49	20.17	498,611	0.01	0.25	1.45	(7.15)	(6.19)
2021	29,504	17.76	21.50	572,924	0.01	0.25	1.45	21.73	23.21
Putnam VT Small Cap Growth
2025	15,691	18.88	23.62	361,104	0.07	0.25	1.25	4.25	5.31
2024	1,964	18.11	18.11	35,574	—	1.25	1.25	18.21	18.21
2023	1,913	15.32	15.32	29,325	—	1.25	1.45	18.03	18.03
2022	1,864	12.98	12.98	24,209	—	1.45	1.45	(31.29)	(31.29)
2021	1,816	18.89	18.89	34,323	—	1.45	1.45	8.94	8.94
Rydex VIF Banking
2025	6,913	7.69	14.74	90,601	0.63	1.25	1.30	18.58	18.67
2024	6,947	6.48	12.43	75,793	0.03	1.25	1.30	17.82	17.93
2023	6,876	5.50	10.54	63,183	0.01	1.25	1.45	(1.31)	(1.26)
2022	6,985	5.57	10.68	63,966	0.01	1.30	1.45	(20.54)	(20.42)
2021	7,576	7.01	13.42	88,658	0.01	1.30	1.45	27.69	27.92
Rydex VIF Basic Materials
2025	7,558	15.59	19.36	137,880	1.46	0.25	1.30	27.27	28.60
2024	6,726	12.25	15.21	97,811	0.01	0.25	1.30	(6.57)	(5.59)
2023	9,307	13.10	16.28	143,181	—	0.25	1.45	4.43	5.52
2022	8,747	12.54	13.23	128,362	0.01	0.25	1.45	(13.46)	(12.56)
2021	10,116	14.49	15.13	167,338	0.01	0.25	1.45	17.61	19.04
Rydex VIF Biotechnology
2025	13,318	15.58	34.06	252,838	—	0.25	1.30	24.64	25.96
2024	13,199	12.50	27.04	200,857	—	0.25	1.30	(5.54)	(4.55)
2023	12,602	13.23	28.33	198,091	—	0.25	1.45	1.03	2.16
2022	11,714	13.08	27.73	172,626	—	0.25	1.45	(16.90)	(16.07)
2021	19,558	15.74	33.04	335,148	—	0.25	1.45	(3.02)	(1.84)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Commodities Strategy
2025	19,832	1.75	3.93	50,633	4.33	1.25	1.30	0.51	0.57
2024	16,690	1.74	3.91	44,467	0.04	1.25	1.30	3.57	3.71
2023	20,663	1.68	3.77	49,118	0.08	1.25	1.45	(10.24)	(10.16)
2022	40,651	1.87	4.20	91,524	0.06	1.30	1.45	17.61	17.98
2021	53,403	1.59	3.56	97,627	—	1.30	1.45	33.33	33.61
Rydex VIF Consumer Products
2025	3,665	10.56	17.91	44,667	1.44	1.25	1.30	(7.61)	(7.59)
2024	4,228	11.43	19.38	54,888	0.02	0.25	1.30	—	1.10
2023	4,342	11.42	19.38	57,603	0.01	0.25	1.45	(7.36)	(6.41)
2022	4,538	12.32	19.34	64,984	0.01	0.25	1.45	(5.01)	(4.07)
2021	4,408	12.97	20.16	65,800	0.01	0.25	1.45	5.79	7.06
Rydex VIF Dow 2x Strategy (b)
2025	2,676	39.69	46.82	106,369	0.83	1.25	1.30	14.45	14.51
2024	2,999	34.66	40.91	106,603	0.01	1.25	1.30	15.56	15.61
2023	2,998	29.98	35.40	92,542	0.00	1.25	1.45	18.36	18.40
2022	2,971	25.32	29.91	77,669	—	1.30	1.45	(23.80)	(23.76)
2021	3,782	33.21	39.25	134,123	—	1.30	1.45	34.51	34.69
Rydex VIF Electronics
2025	12,287	23.23	23.23	285,876	—	1.30	1.30	35.53	35.53
2024	12,062	17.14	40.71	207,098	—	0.25	1.30	11.15	12.40
2023	13,617	15.42	36.22	213,807	—	0.25	1.30	48.27	49.79
2022	15,896	10.40	24.18	167,840	—	0.25	1.30	(35.52)	(34.82)
2021	16,309	16.13	37.10	280,981	—	0.25	1.30	32.43	33.84
Rydex VIF Energy
2025	18,409	5.64	8.03	133,737	1.90	0.25	1.30	2.95	4.04
2024	18,363	5.47	7.80	129,216	0.03	0.25	1.30	(4.20)	(3.18)
2023	16,490	5.71	8.14	118,406	0.04	0.25	1.45	(2.63)	(1.57)
2022	12,746	5.86	8.36	94,038	0.01	1.30	1.45	41.94	42.23
2021	12,288	4.12	5.89	63,976	0.01	1.30	1.45	44.06	44.36

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Energy Services
2025	8,674	1.86	1.86	16,164	0.06	1.30	1.30	(2.62)	(2.62)
2024	8,510	1.69	1.91	16,278	—	1.25	1.30	(11.98)	(11.98)
2023	11,950	1.92	2.17	24,994	—	1.25	1.45	—	0.52
2022	11,703	1.91	2.29	24,486	—	0.25	1.45	36.43	37.95
2021	11,789	1.40	1.66	18,111	0.00	0.25	1.45	12.00	13.70
Rydex VIF Europe 1.25x Strategy (b)
2025	4	7.96	7.96	35	—	1.30	1.30	30.71	30.71
2024	4	6.09	6.09	26	0.08	1.30	1.30	(7.02)	(7.02)
2023	4	6.55	6.55	27	—	1.30	1.30	14.91	14.91
2022	4	5.70	5.70	23	—	1.30	1.30	(16.67)	(16.67)
2021	4	6.84	6.84	27	—	1.30	1.30	13.81	13.81
Rydex VIF Financial Services
2025	2,874	11.00	11.00	31,569	0.36	1.30	1.30	6.18	6.18
2024	5,785	10.36	10.36	59,922	0.01	1.30	1.30	17.06	17.06
2023	5,644	8.85	8.85	49,918	—	1.30	1.30	9.12	9.12
2022	5,506	8.11	8.11	44,633	0.01	1.30	1.30	(21.57)	(21.57)
2021	2,982	10.34	10.34	30,796	0.00	1.30	1.30	29.57	29.57
Rydex VIF Government Long Bond 1.2x Strategy (b)
2025	1,062	5.96	5.96	6,354	3.33	1.30	1.30	(2.61)	(2.61)
2024	1,120	6.12	6.12	6,855	0.02	1.30	1.30	(16.16)	(16.16)
2023	2,691	7.30	7.30	19,682	0.02	1.30	1.30	(5.19)	(5.19)
2022	1,234	7.70	7.70	9,528	0.02	1.30	1.30	(43.34)	(43.34)
2021	963	13.59	13.59	13,116	0.00	1.30	1.30	(11.41)	(11.41)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Health Care
2025	8,449	17.33	25.16	156,001	—	0.25	1.30	9.26	10.40
2024	8,812	15.86	22.79	149,066	—	0.25	1.30	(4.08)	(3.06)
2023	8,786	16.52	23.51	155,255	—	0.25	1.45	0.56	1.69
2022	9,108	16.42	23.12	160,120	—	0.25	1.45	(15.67)	(14.81)
2021	8,932	19.47	27.14	186,265	—	0.25	1.45	13.73	15.05
Rydex VIF Internet
2025	9,256	16.81	33.34	177,388	—	0.25	1.30	13.50	14.69
2024	8,785	14.81	29.07	144,103	—	0.25	1.30	18.10	19.43
2023	10,056	12.54	24.34	142,795	—	0.25	1.45	41.22	42.67
2022	9,917	12.80	17.06	99,548	—	0.25	1.45	(47.15)	(46.59)
2021	11,173	24.22	31.94	211,502	—	0.25	1.45	(8.81)	(7.71)
Rydex VIF Inverse Government Long Bond Strategy
2025	—	1.52	1.52	—	—	1.30	1.30	(2.56)	(2.56)
2024	—	2.35	2.35	—	0.05	0.25	0.25	13.53	13.53
2023	1,802	1.39	2.07	3,750	—	0.25	1.30	(0.71)	0.49
2022	5,710	1.40	2.06	9,156	—	0.25	1.30	40.00	42.07
2021	1,751	1.00	1.45	2,547	—	0.25	1.30	(2.91)	(2.68)
Rydex VIF Inverse Mid-Cap Strategy
2025	—	0.29	0.53	—	—	0.25	1.30	(9.38)	(7.02)
2024	—	0.56	0.56	—	—	0.25	0.25	(8.20)	(8.20)
2023	22,107	0.61	0.61	13,495	0.01	0.25	0.25	(12.86)	(12.86)
2022	2,565	0.70	0.70	1,789	—	0.25	0.25	6.06	6.06
2021	—	0.39	1.91	—	—	0.25	1.45	(27.78)	(25.27)
Rydex VIF Inverse NASDAQ-100® Strategy
2025	—	0.10	0.10	—	—	1.30	1.30	(16.67)	(16.67)
2024	—	0.22	0.22	—	—	0.25	0.25	(18.52)	(18.52)
2023	51,585	0.27	0.27	13,850	0.02	0.25	0.25	(34.15)	(34.15)
2022	4,488	0.41	0.41	1,843	—	0.25	0.25	32.26	32.26
2021	—	0.18	0.90	—	0.02	0.25	1.45	(29.55)	(28.00)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (b)
2025	1,198	0.27	0.27	317	3.12	1.30	1.30	(12.90)	(12.90)
2024	1,246	0.31	0.56	389	—	0.25	1.30	(8.82)	(8.20)
2023	22,496	0.34	0.61	13,394	—	0.25	1.30	(15.00)	(14.08)
2022	3,867	0.40	0.71	2,356	—	0.25	1.30	11.11	12.70
2021	1,378	0.36	0.36	494	—	1.30	1.30	(21.74)	(21.74)
Rydex VIF Inverse S&P 500 Strategy (b)
2025	5,023	0.51	0.51	2,529	9.14	0.25	0.25	(13.56)	(13.56)
2024	4,884	0.59	0.59	2,878	0.12	0.25	0.25	(16.90)	(16.90)
2023	4,750	0.36	0.71	3,359	0.05	0.25	1.30	(18.18)	(17.44)
2022	35,169	0.44	0.86	18,295	—	0.25	1.30	10.00	13.16
2021	4,489	0.76	0.76	3,409	—	0.25	0.25	(26.92)	(26.92)
Rydex VIF Japan 2x Strategy (b)
2025	5,271	13.13	14.50	76,313	3.98	1.25	1.30	45.08	45.29
2024	5,140	9.05	9.98	51,232	0.04	1.25	1.30	(3.21)	(3.20)
2023	5,013	9.35	10.31	51,609	0.00	1.25	1.45	28.79	28.88
2022	4,891	7.26	8.00	39,069	—	1.30	1.45	(45.37)	(45.36)
2021	4,775	13.29	14.64	69,784	—	1.30	1.45	(17.85)	(17.76)
Rydex VIF Leisure
2025	4,235	14.25	14.37	60,745	—	1.25	1.30	3.94	3.98
2024	4,122	13.71	13.82	56,868	—	1.25	1.30	11.55	11.63
2023	4,012	12.29	12.38	49,584	—	1.25	1.45	17.35	17.38
2022	3,905	10.47	10.55	41,115	—	1.30	1.45	(30.62)	(30.55)
2021	3,801	15.09	15.19	57,647	—	1.30	1.45	(3.49)	(3.33)
Rydex VIF Mid-Cap 1.5x Strategy (b)
2025	3,472	20.16	34.56	73,409	0.46	1.25	1.30	0.58	0.65
2024	3,411	20.03	34.36	72,112	0.01	1.25	1.30	10.41	10.42
2023	3,336	18.14	31.12	64,077	—	0.25	1.45	13.87	15.06
2022	3,691	15.92	20.18	64,085	—	0.25	1.45	(26.40)	(25.62)
2021	3,595	21.63	27.13	84,735	—	0.25	1.45	29.37	30.94

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Money Market
2025	925,455	4.44	6.54	4,891,224	2.88	0.25	1.30	(1.55)	(0.48)
2024	979,887	4.51	6.64	5,325,747	0.04	0.25	1.30	(0.45)	0.64
2023	570,272	4.53	6.67	3,120,786	0.04	0.25	1.45	(0.66)	0.32
2022	681,651	6.21	6.71	3,856,461	0.01	0.25	1.45	(3.45)	(2.51)
2021	439,193	6.37	6.95	2,317,979	—	0.25	1.45	(4.40)	(3.19)
Rydex VIF NASDAQ-100®
2025	5,499	43.26	63.74	288,843	0.03	0.25	1.30	14.00	15.22
2024	5,045	37.92	55.32	225,236	—	0.25	1.30	18.65	19.92
2023	6,390	31.95	46.13	243,288	—	0.25	1.45	46.79	48.33
2022	6,208	21.75	31.10	161,966	—	0.25	1.45	(36.87)	(36.22)
2021	11,856	34.45	48.76	464,911	—	0.25	1.45	20.03	21.51
Rydex VIF NASDAQ-100® 2x Strategy (b)
2025	141	120.70	164.91	18,772	—	1.25	1.30	23.77	23.82
2024	106	97.52	97.52	10,380	—	1.30	1.30	35.86	35.86
2023	110	71.78	71.78	7,909	—	1.30	1.30	107.10	107.10
2022	355	34.66	34.66	12,290	—	1.30	1.30	(62.66)	(62.66)
2021	118	92.82	92.82	10,981	—	1.30	1.30	46.96	46.96
Rydex VIF Nova (b)
2025	1,172	34.00	40.29	45,451	—	1.25	1.30	15.76	15.81
2024	1,345	29.37	34.79	44,184	—	1.25	1.30	27.14	27.20
2023	1,375	23.10	27.35	35,329	—	1.25	1.45	29.41	29.50
2022	1,563	17.85	21.12	30,580	0.00	1.30	1.45	(33.20)	(33.16)
2021	1,639	26.72	31.60	47,681	0.00	1.30	1.45	36.03	36.19
Rydex VIF Precious Metals
2025	14,256	21.50	22.94	312,512	2.17	1.25	1.30	136.98	137.05
2024	13,707	5.35	9.68	126,831	0.02	0.25	1.30	3.53	4.70
2023	15,018	5.11	9.35	134,533	0.00	0.25	1.45	(0.57)	0.39
2022	15,141	5.09	8.80	134,986	0.00	0.25	1.45	(14.73)	(13.87)
2021	14,483	10.32	11.04	153,319	0.04	1.30	1.45	(13.13)	(13.00)

(b) Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Real Estate
2025	4,811	9.59	13.75	60,019	1.67	1.25	1.30	(1.44)	(1.43)
2024	5,907	9.73	13.95	76,099	0.01	1.25	1.30	0.58	0.72
2023	5,565	9.66	13.87	71,373	0.01	1.25	1.45	5.69	5.72
2022	5,768	9.14	13.12	70,077	0.01	1.30	1.45	(30.43)	(30.39)
2021	5,854	13.13	18.86	102,900	0.01	1.30	1.45	28.22	28.39
Rydex VIF Retailing
2025	1,865	16.24	23.03	34,891	—	0.25	1.30	5.52	6.62
2024	1,801	15.39	21.60	31,869	—	0.25	1.30	11.63	12.85
2023	3,119	13.77	19.14	53,472	—	0.25	1.45	11.67	12.85
2022	3,233	12.33	16.96	49,851	—	0.25	1.45	(29.54)	(28.86)
2021	3,272	17.50	23.84	71,695	—	0.25	1.45	6.84	8.17
Rydex VIF Russell 2000® 1.5x Strategy (b)
2025	11	20.54	20.54	219	0.59	1.30	1.30	7.71	7.71
2024	59	19.07	19.07	1,129	—	1.30	1.30	6.30	6.30
2023	17	17.94	17.94	313	—	1.30	1.30	14.71	14.71
2022	21	15.64	15.64	328	—	1.30	1.30	(36.24)	(36.24)
2021	24	24.53	24.53	596	—	1.30	1.30	13.99	13.99
Rydex VIF Russell 2000® 2x Strategy (b)
2025	25	11.40	11.40	289	5.07	1.30	1.30	7.34	7.34
2024	25	10.62	10.62	263	—	1.30	1.30	4.94	4.94
2023	24	10.12	10.12	244	—	1.30	1.30	16.86	16.86
2022	24	8.66	8.66	204	—	1.30	1.30	(45.36)	(45.36)
2021	23	15.85	15.85	365	—	1.30	1.30	20.44	20.44
Rydex VIF S&P 500 2x Strategy (b)
2025	6,050	47.23	59.29	357,584	0.09	1.25	1.30	19.99	20.04
2024	5,826	39.36	49.39	286,725	0.01	1.25	1.30	36.24	36.29
2023	5,688	28.89	36.24	205,278	0.00	1.25	1.45	38.96	39.01
2022	5,496	20.79	26.07	142,915	—	1.30	1.45	(42.28)	(42.25)
2021	5,396	36.02	45.14	242,629	—	1.30	1.45	51.43	51.60

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2025	7,869	20.09	24.61	180,938	—	1.25	1.30	7.05	7.09
2024	7,922	18.76	22.99	170,359	—	1.25	1.30	21.32	21.42
2023	7,915	15.45	18.95	139,488	—	1.25	1.45	1.98	1.99
2022	7,676	15.15	21.19	133,090	—	0.25	1.45	(31.29)	(30.62)
2021	10,582	22.05	30.54	265,263	—	0.25	1.45	22.03	23.49
Rydex VIF S&P 500 Pure Value
2025	34,583	15.46	19.00	611,040	1.23	0.25	1.30	11.18	12.32
2024	35,828	13.90	17.09	568,638	0.01	0.25	1.30	6.15	7.26
2023	36,023	13.09	16.10	537,910	0.01	0.25	1.45	1.83	2.89
2022	39,792	12.85	14.86	585,927	0.01	0.25	1.45	(6.55)	(5.65)
2021	44,842	13.75	15.75	706,320	0.01	0.25	1.45	26.49	28.15
Rydex VIF S&P MidCap 400 Pure Growth
2025	3,707	12.80	21.97	72,528	—	0.25	1.30	2.65	3.78
2024	11,493	12.47	21.17	171,127	—	0.25	1.30	11.24	12.43
2023	11,374	11.20	18.83	152,500	—	0.25	1.45	9.86	11.03
2022	10,976	10.19	16.96	133,344	—	0.25	1.45	(25.84)	(25.09)
2021	11,064	13.74	22.64	183,320	—	0.25	1.45	7.34	8.64
Rydex VIF S&P MidCap 400 Pure Value
2025	9,480	16.51	21.84	182,225	0.13	0.25	1.30	1.63	2.71
2024	10,331	16.24	21.49	197,521	—	0.25	1.30	—	1.11
2023	10,381	16.23	21.49	197,873	—	0.25	1.45	22.45	23.76
2022	10,948	13.25	15.32	171,694	0.01	0.25	1.45	(9.12)	(8.26)
2021	10,852	14.58	16.70	186,870	0.00	0.25	1.45	25.58	27.09
Rydex VIF S&P SmallCap 600 Pure Growth
2025	905	17.44	17.44	15,781	—	1.30	1.30	4.00	4.00
2024	887	12.10	16.77	14,876	—	1.25	1.30	3.65	3.68
2023	2,062	11.67	16.18	32,749	0.00	1.25	1.45	12.52	12.64
2022	1,981	10.36	14.00	28,079	—	0.25	1.45	(32.81)	(32.14)
2021	1,904	15.42	20.63	40,384	—	0.25	1.45	13.97	15.38

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2025	3,349	14.93	14.93	50,029	—	1.30	1.30	2.26	2.26
2024	3,860	11.73	14.60	56,380	—	1.25	1.30	(0.68)	(0.59)
2023	4,305	11.80	14.70	61,875	—	1.25	1.45	16.02	16.03
2022	4,167	10.17	12.67	52,062	—	1.30	1.45	(12.07)	(12.02)
2021	3,814	11.56	12.59	54,090	—	0.25	1.45	37.13	38.81
Rydex VIF Strengthening Dollar 2x Strategy (b)
2025	304	4.07	4.07	1,236	2.79	1.30	1.30	(17.78)	(17.78)
2024	1,061	4.95	4.95	5,279	0.02	1.30	1.30	15.65	15.65
2023	3,423	4.28	5.71	14,640	0.00	0.25	1.30	(2.95)	(2.06)
2022	6,537	4.41	5.83	30,335	—	0.25	1.30	10.80	11.90
2021	596	3.98	3.98	2,370	—	1.30	1.30	6.42	6.42
Rydex VIF Technology
2025	58,320	24.29	44.41	1,964,991	—	0.25	1.30	20.37	21.64
2024	57,144	20.18	33.78	1,590,595	—	1.25	1.30	18.71	18.78
2023	155,855	17.00	28.44	3,301,859	—	1.25	1.45	42.74	42.84
2022	163,987	11.91	19.91	2,383,012	—	1.30	1.45	(38.89)	(38.89)
2021	55,385	19.49	32.58	1,244,708	—	1.30	1.45	15.25	15.39
Rydex VIF Transportation
2025	1,076	15.42	18.51	16,672	—	1.25	1.30	6.99	7.08
2024	1,052	14.40	17.30	15,250	—	1.25	1.30	(2.70)	(2.64)
2023	1,946	14.79	17.78	31,658	—	1.25	1.45	19.25	19.27
2022	1,901	12.40	14.91	25,926	—	1.30	1.45	(37.75)	(37.72)
2021	1,861	19.91	23.95	40,788	—	1.30	1.45	16.91	17.00
Rydex VIF Utilities
2025	7,893	11.18	17.91	101,083	1.48	0.25	1.30	12.14	13.35
2024	7,879	9.97	15.80	88,562	0.01	0.25	1.30	14.86	16.01
2023	8,052	8.68	13.62	78,979	0.02	0.25	1.30	(11.07)	(10.10)
2022	9,602	9.76	15.15	110,627	0.01	0.25	1.30	(3.17)	(2.13)
2021	7,840	10.08	15.48	93,607	0.02	0.25	1.30	9.68	10.81

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (b)
2025	45	2.37	2.37	108	4.93	1.30	1.30	13.94	13.94
2024	45	2.08	2.08	95	0.06	1.30	1.30	(17.13)	(17.13)
2023	45	2.51	2.51	114	0.10	1.30	1.30	(1.18)	(1.18)
2022	45	2.54	2.54	116	—	1.30	1.30	(22.09)	(22.09)
2021	—	3.26	3.26	—	—	1.30	1.30	(17.47)	(17.47)
T. Rowe Price Blue Chip Growth
2025	17,990	34.23	47.99	703,844	—	0.25	1.25	13.49	14.62
2024	31,008	30.16	41.87	1,085,894	—	0.25	1.25	29.50	30.84
2023	27,250	23.29	32.00	758,277	—	0.25	1.45	42.80	44.21
2022	32,316	16.31	22.19	637,897	—	0.25	1.45	(41.20)	(40.60)
2021	86,290	27.74	37.36	2,653,543	—	0.25	1.45	12.22	13.56
T. Rowe Price Equity Income
2025	6,213	16.57	22.56	123,799	1.70	0.25	1.25	9.30	10.43
2024	5,114	15.16	20.43	86,373	0.01	0.25	1.25	6.76	7.87
2023	11,343	14.20	18.94	169,034	0.02	0.25	1.45	4.72	5.81
2022	35,440	13.56	17.90	592,138	0.02	0.25	1.45	(7.57)	(6.67)
2021	31,741	14.67	19.18	592,444	0.01	0.25	1.45	19.76	21.24
T. Rowe Price Health Sciences
2025	9,817	22.83	39.68	248,389	—	0.25	1.25	12.91	14.02
2024	11,539	20.22	34.80	278,704	—	0.25	1.25	(2.84)	(1.83)
2023	11,698	20.81	36.12	290,178	—	0.25	1.45	(1.56)	(0.59)
2022	13,069	21.14	36.34	333,603	—	0.25	1.45	(16.31)	(15.45)
2021	12,637	25.26	42.98	384,258	—	0.25	1.45	7.90	9.22
T. Rowe Price Limited-Term Bond
2025	13,683	7.16	7.73	102,775	5.51	0.25	1.25	1.13	1.98
2024	13,888	7.08	7.58	102,088	0.04	0.25	1.25	0.28	1.34
2023	13,631	7.06	7.48	99,621	0.03	0.25	1.45	0.28	1.36
2022	8,392	7.04	7.38	59,889	0.02	0.25	1.45	(8.69)	(7.75)
2021	8,147	7.71	8.00	63,544	0.01	0.25	1.45	(4.46)	(3.38)

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Developing Markets VIP Fund
2025	28,172	11.96	24.34	613,679	0.52	0.25	1.45	39.89	41.59
2024	27,881	8.54	17.40	431,069	0.04	0.25	1.45	2.96	4.16
2023	27,369	8.27	16.90	408,602	0.02	0.25	1.45	7.71	9.08
2022	17,382	13.65	15.69	244,945	0.02	0.25	1.45	(25.39)	(24.50)
2021	28,408	18.08	21.03	456,969	0.01	0.25	1.45	(9.86)	(8.73)
Templeton Foreign VIP Fund
2025	18,740	9.64	16.99	224,962	2.42	0.25	1.45	23.58	25.02
2024	17,140	7.79	13.59	167,936	0.03	0.25	1.45	(5.38)	(4.16)
2023	18,364	8.21	14.18	186,950	0.05	0.25	1.45	15.61	16.90
2022	54,229	7.56	12.13	513,445	0.03	0.25	1.45	(11.68)	(10.55)
2021	54,615	8.01	13.56	583,009	0.02	0.25	1.45	(0.37)	0.82
Templeton Global Bond VIP Fund
2025	14,091	5.68	6.56	82,240	—	0.25	1.25	10.94	11.95
2024	14,576	5.12	5.86	76,324	—	0.25	1.25	(15.09)	(14.20)
2023	14,223	6.03	6.83	87,369	—	0.25	1.45	(1.47)	(0.44)
2022	27,002	6.12	6.86	176,396	—	0.25	1.45	(8.79)	(7.92)
2021	28,679	6.71	7.45	204,921	—	0.25	1.45	(9.20)	(8.02)
VanEck VIP Global Gold
2025	30,025	24.28	24.54	735,790	0.31	0.25	1.25	153.51	155.85
2024	5,559	9.49	9.68	52,952	0.01	0.25	1.25	9.63	10.86
2023	1,271	8.83	8.83	11,197	—	1.25	1.45	5.75	5.75
2022	1,236	8.35	8.35	10,290	—	1.45	1.45	(16.92)	(16.92)
2021	1,202	10.05	10.05	12,051	0.04	1.45	1.45	(17.76)	(17.76)
VanEck VIP Global Resources
2025	4,396	6.14	7.47	29,056	3.17	0.25	1.25	30.37	32.04
2024	1,508	4.65	5.73	8,633	0.03	0.25	1.25	(7.13)	(6.25)
2023	1,473	4.96	6.17	9,073	0.05	0.25	1.45	(7.77)	(6.94)
2022	17,489	5.33	6.69	95,111	0.02	0.25	1.45	3.56	4.72
2021	17,874	5.09	6.46	92,866	0.00	0.25	1.45	13.53	14.90

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Balanced
2025	13,368	15.73	17.97	224,982	2.05	0.25	1.65	11.17	12.74
2024	13,127	14.15	15.94	197,417	0.03	0.25	1.65	9.52	11.16
2023	19,469	12.92	14.34	260,722	0.02	0.25	1.85	9.12	10.65
2022	19,190	11.84	12.96	234,385	0.02	0.25	1.85	(18.18)	(17.03)
2021	18,925	14.47	15.62	281,191	0.02	0.25	1.85	13.40	15.19
Vanguard® VIF Capital Growth
2025	6,532	24.52	28.27	165,076	0.91	0.25	1.65	23.09	24.87
2024	5,863	19.92	19.92	116,828	0.01	1.65	1.65	8.20	8.20
2023	4,113	18.41	18.41	75,722	0.01	1.65	1.85	22.16	22.16
2022	2,016	15.07	15.07	30,392	0.01	1.85	1.85	(19.28)	(19.28)
2021	3,798	18.67	18.67	70,943	0.01	1.85	1.85	15.75	15.75
Vanguard® VIF Conservative Allocation
2025	2,991	11.05	12.62	37,767	4.58	0.25	1.65	7.59	9.08
2024	20,054	10.27	11.57	209,853	0.03	0.25	1.65	2.60	4.05
2023	20,201	10.01	11.12	206,260	0.02	0.25	1.85	7.29	8.91
2022	19,643	9.33	10.21	186,269	0.02	0.25	1.85	(18.73)	(17.59)
2021	15,706	11.48	11.48	180,320	0.02	1.85	1.85	0.97	0.97
Vanguard® VIF Diversified Value
2025	50,698	20.83	20.83	1,056,332	1.50	0.25	0.25	13.08	13.08
2024	45,663	16.36	18.42	841,345	0.02	0.25	1.65	9.65	11.23
2023	50,534	14.92	16.56	824,785	0.00	0.25	1.85	14.68	16.29
2022	10,914	13.01	14.24	145,444	0.01	0.25	1.85	(15.52)	(14.32)
2021	9,492	15.40	16.62	148,092	—	0.25	1.85	24.29	26.29
Vanguard® VIF Equity Income
2025	50,343	18.01	20.57	928,668	2.44	0.25	1.65	11.45	13.08
2024	49,738	16.16	18.19	820,723	0.03	0.25	1.65	9.93	11.46
2023	49,091	14.70	16.32	735,331	0.03	0.25	1.85	3.16	4.62
2022	48,458	14.25	15.60	701,678	0.02	0.25	1.85	(5.19)	(3.82)
2021	46,530	15.03	16.22	707,598	0.02	0.25	1.85	19.38	21.32

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Index
2025	109,490	23.69	27.06	2,936,132	1.05	0.25	1.65	12.33	13.94
2024	108,453	21.09	23.75	2,547,644	0.01	0.25	1.65	19.15	20.87
2023	105,323	17.70	19.65	2,050,012	0.01	0.25	1.85	20.33	22.05
2022	48,534	14.71	16.10	767,320	0.01	0.25	1.85	(21.92)	(20.81)
2021	43,966	18.84	20.33	877,885	0.01	0.25	1.85	22.50	24.42
Vanguard® VIF Global Bond Index
2025	1,143	8.01	8.01	9,157	3.03	1.65	1.65	0.88	0.88
2024	1,111	7.94	7.94	8,826	0.03	1.65	1.65	(2.70)	(2.70)
2023	1,080	8.16	8.16	8,814	0.02	1.65	1.85	1.75	1.75
2022	1,051	8.02	8.02	8,429	0.03	1.85	1.85	(17.15)	(17.15)
2021	1,021	9.68	9.68	9,885	0.02	1.85	1.85	(6.47)	(6.47)
Vanguard® VIF Growth
2025	16,228	26.03	29.73	427,353	0.19	0.25	1.65	11.53	13.13
2024	11,610	23.34	23.34	271,003	—	1.65	1.65	27.05	27.05
2023	13,058	18.37	18.37	239,894	0.00	1.65	1.85	33.79	33.79
2022	13,000	13.73	13.73	178,526	—	1.85	1.85	(36.38)	(36.38)
2021	12,940	21.58	21.58	279,307	0.00	1.85	1.85	12.28	12.28
Vanguard® VIF High Yield Bond
2025	10,735	10.45	11.94	119,193	7.43	0.25	1.65	4.19	5.76
2024	14,579	10.03	11.29	152,009	0.05	0.25	1.65	1.62	3.01
2023	17,454	9.87	10.96	180,043	0.05	0.25	1.85	6.59	8.09
2022	16,980	9.26	10.14	163,352	0.05	0.25	1.85	(13.54)	(12.28)
2021	17,217	10.71	11.56	190,749	0.04	0.25	1.85	(1.20)	0.35
Vanguard® VIF International
2025	47,138	16.26	18.57	852,705	0.83	0.25	1.65	14.51	16.14
2024	45,611	14.20	15.99	711,767	0.01	0.25	1.65	4.03	5.47
2023	50,506	13.65	15.16	746,230	0.01	0.25	1.85	9.38	10.98
2022	28,047	12.48	13.66	367,815	0.01	0.25	1.85	(33.26)	(32.31)
2021	28,915	18.70	20.18	560,067	0.00	0.25	1.85	(6.22)	(4.72)

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Mid-Cap Index
2025	38,167	16.77	19.15	698,970	1.23	0.25	1.65	6.41	7.95
2024	35,175	15.76	17.74	600,837	0.01	0.25	1.65	9.83	11.36
2023	36,266	14.35	15.93	559,640	0.01	0.25	1.85	10.64	12.18
2022	38,848	12.97	14.20	537,453	0.01	0.25	1.85	(22.52)	(21.42)
2021	40,067	16.74	18.07	709,214	0.01	0.25	1.85	18.47	20.39
Vanguard® VIF Moderate Allocation
2025	138,759	13.26	15.15	2,078,171	2.39	0.25	1.65	10.87	12.47
2024	137,937	11.96	13.47	1,839,040	0.01	0.25	1.65	5.28	6.82
2023	167,272	11.36	12.61	2,091,003	0.02	0.25	1.85	10.29	11.89
2022	108,911	10.30	11.27	1,215,084	0.02	0.25	1.85	(19.72)	(18.63)
2021	102,005	12.83	13.85	1,399,817	0.00	0.25	1.85	4.82	6.54
Vanguard® VIF Real Estate Index
2025	8,735	10.31	11.78	99,639	2.85	0.25	1.65	(1.62)	(0.17)
2024	9,591	10.48	11.80	108,998	0.04	0.25	1.65	—	1.37
2023	8,292	10.48	11.64	92,937	0.02	0.25	1.85	6.61	8.18
2022	5,056	9.83	10.76	51,632	0.01	0.25	1.85	(29.63)	(28.65)
2021	10,088	13.97	15.08	143,170	0.01	0.25	1.85	33.56	35.73
Vanguard® VIF Short Term Investment Grade
2025	98,011	8.09	9.24	864,625	4.69	0.25	1.65	1.89	3.36
2024	103,575	7.94	8.94	877,360	0.03	0.25	1.65	0.13	1.59
2023	77,586	7.93	8.80	660,534	0.01	0.25	1.85	1.28	2.68
2022	45,708	7.83	8.57	371,405	0.03	0.25	1.85	(10.00)	(8.73)
2021	37,674	8.70	9.39	336,499	0.02	0.25	1.85	(5.13)	(3.59)
Vanguard® VIF Small Company Growth (b)
2025	5,046	15.04	17.17	77,714	0.46	0.25	1.65	1.28	2.69
2024	4,923	14.85	16.72	74,691	0.01	0.25	1.65	6.30	7.80
2023	4,806	13.97	15.51	68,423	0.00	0.25	1.85	14.23	15.83
2022	4,698	12.23	13.39	58,415	0.00	0.25	1.85	(28.73)	(27.70)
2021	4,593	17.16	18.52	79,926	0.00	0.25	1.85	8.81	10.57

(b)	Closed to new investments. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Bond Market Index
2025	304,969	7.42	8.47	2,528,670	3.57	0.25	1.65	2.06	3.55
2024	303,446	7.27	8.18	2,427,867	0.03	0.25	1.65	(3.32)	(2.04)
2023	319,038	7.52	8.35	2,612,104	0.01	0.25	1.85	0.80	2.20
2022	134,151	7.46	8.17	1,052,635	0.02	0.25	1.85	(17.20)	(15.95)
2021	128,716	9.01	9.72	1,207,992	0.02	0.25	1.85	(6.34)	(4.89)
Vanguard® VIF Total International Stock Market Index
2025	21,138	12.77	14.06	285,509	2.89	0.25	1.65	26.06	27.82
2024	22,332	10.13	11.00	236,732	0.03	0.25	1.65	0.30	1.66
2023	18,161	10.10	10.82	189,365	0.02	0.25	1.85	10.26	11.89
2022	11,678	9.16	9.67	107,993	0.03	0.25	1.85	(19.86)	(18.74)
2021	12,808	11.43	11.90	147,460	0.02	0.25	1.85	3.44	5.12
Vanguard® VIF Total Stock Market Index
2025	96,582	22.53	25.72	2,410,353	1.16	0.25	1.65	11.65	13.15
2024	90,112	20.18	22.73	1,989,465	0.01	0.25	1.65	18.01	19.76
2023	90,002	17.10	18.98	1,661,795	0.01	0.25	1.85	20.25	21.98
2022	33,908	14.22	15.56	493,434	0.01	0.25	1.85	(23.22)	(22.16)
2021	37,353	18.52	19.99	700,754	0.01	0.25	1.85	19.64	21.59
Victory Pioneer Bond VCT Portfolio (a)
2025	21,610	8.02	8.02	173,267	4.28	1.25	1.25	4.29	4.29
2024	21,418	7.69	7.69	164,574	0.04	1.25	1.25	(1.28)	(1.28)
2023	21,057	7.79	8.48	163,895	0.04	0.25	1.45	2.23	3.29
2022	40,755	7.62	8.21	322,248	0.02	0.25	1.45	(17.98)	(17.24)
2021	41,151	9.29	9.92	395,225	0.02	0.25	1.45	(4.13)	(2.94)

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Equity Income VCT Portfolio (a)
2025	985	16.92	16.92	16,662	1.98	1.25	1.25	6.48	6.48
2024	957	15.89	15.89	15,212	0.02	1.25	1.25	6.36	6.36
2023	931	14.94	14.94	13,910	0.02	1.25	1.45	2.75	2.75
2022	905	14.54	14.54	13,169	0.02	1.45	1.45	(11.77)	(11.77)
2021	880	16.48	16.48	14,514	0.01	1.45	1.45	19.85	19.85
Victory Pioneer Strategic Income VCT Portfolio (a)
2025	9,797	8.55	8.55	83,786	4.40	1.25	1.25	6.21	6.21
2024	9,691	8.05	8.05	78,014	0.04	1.25	1.25	(0.37)	(0.37)
2023	10,632	8.08	8.08	85,953	0.04	1.25	1.45	3.46	3.46
2022	10,701	7.81	7.81	83,541	0.03	1.45	1.45	(16.47)	(16.47)
2021	15,743	9.35	9.35	147,139	0.03	1.45	1.45	(2.71)	(2.71)
Virtus Duff & Phelps Real Estate Securities Series
2025	1,313	12.83	12.83	16,860	2.68	1.25	1.25	(3.46)	(3.46)
2024	1,277	13.29	14.48	16,984	0.02	0.25	1.25	6.24	7.34
2023	1,245	12.51	13.49	15,578	0.02	0.25	1.45	6.47	7.49
2022	5,658	11.75	12.55	70,006	0.01	0.25	1.45	(29.17)	(28.41)
2021	5,820	16.59	17.53	100,899	0.01	0.25	1.45	40.12	41.71
Virtus KAR Small-Cap Growth Series
2025	7,942	20.39	22.99	170,141	—	0.25	1.25	(25.85)	(25.11)
2024	9,608	27.50	30.70	272,629	—	0.25	1.25	5.16	6.23
2023	11,667	26.15	28.90	311,687	—	0.25	1.45	14.74	15.88
2022	11,558	22.79	24.94	268,510	—	0.25	1.45	(33.23)	(32.54)
2021	25,408	34.13	36.97	879,849	—	0.25	1.45	0.41	1.62

(a)	Name change. See Note 1.

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2025	—	9.03	9.97	—	—	0.25	1.25	3.08	4.18
2024	—	8.76	8.76	—	0.01	1.25	1.25	1.51	1.51
2023	1,076	8.63	8.63	9,314	0.05	1.25	1.45	4.10	4.10
2022	1,046	8.29	8.29	8,695	0.01	1.45	1.45	(13.28)	(13.28)
2021	6,417	9.56	9.56	61,347	0.03	1.45	1.45	(3.34)	(3.34)
Virtus SGA International Growth Series
2025	6,515	8.49	8.49	55,302	0.18	0.25	0.25	5.73	5.73
2024	6,495	8.03	8.03	52,130	—	0.25	0.25	(8.65)	(8.65)
2023	6,493	8.79	8.79	57,031	0.00	0.25	0.25	14.30	14.30
2022	25,077	7.69	7.69	192,874	—	0.25	0.25	(21.21)	(21.21)
2021	26,748	9.76	9.76	261,079	—	0.25	0.25	4.83	4.83
Voya MidCap Opportunities Portfolio
2025	3,653	18.76	18.76	68,517	—	1.25	1.25	(0.79)	(0.79)
2024	3,564	18.91	18.91	67,401	—	1.25	1.25	10.39	10.39
2023	3,477	17.13	17.13	59,558	—	1.25	1.45	18.22	18.22
2022	3,392	14.49	14.49	49,144	—	1.45	1.45	(28.48)	(28.48)
2021	3,310	20.26	20.26	67,072	—	1.45	1.45	6.74	6.74
VY CBRE Global Real Estate Portfolio
2025	1,147	9.04	10.43	11,743	2.41	0.25	1.25	1.92	2.96
2024	1,127	8.87	10.13	11,227	0.02	0.25	1.25	(4.21)	(3.25)
2023	2,653	9.26	10.47	25,732	0.02	0.25	1.45	7.42	8.61
2022	2,592	8.62	9.64	23,316	0.03	0.25	1.45	(28.35)	(27.63)
2021	2,748	12.03	13.32	34,541	0.03	0.25	1.45	28.12	29.57
VY CBRE Real Estate Portfolio
2025	1,873	13.38	13.38	25,072	2.52	0.25	0.25	(3.32)	(3.32)
2024	1,819	13.84	13.84	25,176	0.02	0.25	0.25	0.80	0.80
2023	1,768	13.73	13.73	24,280	0.02	0.25	0.25	10.28	10.28
2022	1,720	12.45	12.45	21,422	0.01	0.25	0.25	(29.58)	(29.58)
2021	1,673	17.68	17.68	29,575	0.02	0.25	0.25	46.97	46.97

Variable Annuity Account A

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.